UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2021

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 95.3%
Brazil | 2.8%
Duratex SA	592,741	$1,968,204
Lojas Americanas SA	316,336	1,256,655
Pagseguro Digital, Ltd., Class A (*)	27,940	1,293,622
Rumo SA (*)	424,644	1,527,727
		6,046,208
Canada | 1.6%
First Quantum Minerals, Ltd.	179,044	3,412,194
China | 28.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	42,848	9,714,927
Anhui Conch Cement Co., Ltd., Class H	140,000	911,585
Beijing Thunisoft Corp., Ltd., Class A	585,665	1,699,111
Chow Tai Seng Jewellery Co., Ltd., Class A	434,800	2,327,603
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	246,800	1,845,700
Minth Group, Ltd.	804,000	3,353,215
Monalisa Group Co., Ltd., Class A	326,500	1,953,651
NetEase, Inc. ADR	25,919	2,676,396
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	77,983	1,091,762
Ping An Insurance (Group) Co. of China, Ltd., Class H	334,000	3,988,747
Shenzhen Sunway Communication Co., Ltd., Class A	192,300	835,472
Tencent Holdings, Ltd.	188,400	14,852,886
Tencent Music Entertainment Group ADR (*)	256,533	5,256,361
Trip.com Group, Ltd. ADR (*)	115,764	4,587,727
Weibo Corp. Sponsored ADR (*)	52,943	2,671,504
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,063,500	2,158,412
Zhongsheng Group Holdings, Ltd.	305,500	2,153,650
		62,078,709
Colombia | 1.9%
Bancolombia SA Sponsored ADR	132,850	4,249,872
Hong Kong | 2.3%
China Gas Holdings, Ltd.	560,200	2,294,891
Techtronic Industries Co., Ltd.	163,502	2,810,628
		5,105,519
India | 9.5%
HDFC Bank, Ltd. ADR (*)	60,049	4,665,207
ICICI Bank, Ltd. Sponsored ADR (*)	422,252	6,768,699
Motherson Sumi Systems, Ltd. (*)	546,711	1,511,132
Mphasis, Ltd.	71,518	1,739,190
Reliance Industries, Ltd.	48,207	1,325,016
Description	Shares	Fair Value
Shriram Transport Finance Co., Ltd.	111,389	$2,174,642
UPL, Ltd.	322,743	2,843,517
		21,027,403
Indonesia | 2.7%
PT Bank Central Asia Tbk	1,155,100	2,475,635
PT Bank Rakyat Indonesia (Persero) Tbk (*)	11,744,000	3,563,881
		6,039,516
Macau | 1.6%
SJM Holdings, Ltd.	2,594,000	3,403,482
Mexico | 2.1%
Grupo Financiero Banorte SAB de CV, Class O (*)	837,357	4,716,598
Peru | 1.4%
Credicorp, Ltd.	21,898	2,990,610
Philippines | 1.7%
BDO Unibank, Inc.	1,062,085	2,232,658
International Container Terminal Services, Inc.	591,329	1,475,494
		3,708,152
Poland | 0.6%
InPost SA	80,025	1,310,631
Russia | 5.4%
Fix Price Group, Ltd. GDR (#), (*)	142,201	1,380,772
Fix Price Group, Ltd. GDR	26,874	262,290
Mail.Ru Group, Ltd. GDR (*)	107,865	2,470,755
Novatek PJSC Sponsored GDR	8,145	1,609,429
Sberbank of Russia PJSC (‡)	1,287,470	4,955,082
Yandex NV Class A (*)	19,645	1,258,459
		11,936,787
South Africa | 3.3%
Capitec Bank Holdings, Ltd. (*)	41,772	4,018,801
Standard Bank Group, Ltd.	380,765	3,232,153
		7,250,954
South Korea | 14.3%
CJ Logistics Corp. (*)	13,872	2,246,425
NCSoft Corp.	3,725	2,882,589
Samsung Biologics Co., Ltd. (*)	1,820	1,206,560
Samsung Electronics Co., Ltd.	187,827	13,566,956
SK Hynix, Inc.	56,711	6,678,147
WONIK IPS Co., Ltd.	107,725	4,935,125
		31,515,802
Taiwan | 15.4%
Airtac International Group	57,000	2,024,343
ASE Technology Holding Co., Ltd.	1,017,289	3,878,751
Bizlink Holding, Inc.	305,000	2,856,277

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Chroma ATE, Inc.	492,000	$3,282,741
Hiwin Technologies Corp.	346,742	4,946,031
Largan Precision Co., Ltd.	16,860	1,904,185
MediaTek, Inc.	55,000	1,890,279
RichWave Technology Corp.	134,000	3,015,222
Silicon Motion Technology Corp. ADR	47,931	2,846,622
Taiwan Semiconductor Manufacturing Co., Ltd.	354,000	7,360,869
		34,005,320
United Kingdom | 0.5%
KAZ Minerals PLC	99,311	1,187,562
Total Common Stocks (Cost $147,840,200)		209,985,319
Preferred Stocks | 1.6%
Brazil | 1.6%
Banco Bradesco SA ADR (Cost $3,263,852)	772,953	3,632,879
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $6,009,230)	6,009,230	6,009,230
Total Investments | 99.6% (Cost $157,113,282)		$219,627,428
Cash and Other Assets in Excess of Liabilities | 0.4%		810,634

Net Assets | 100.0%		$220,438,062

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 98.3%
Argentina | 0.8%
MercadoLibre, Inc. (*)	1,109	$1,632,603
Brazil | 4.9%
Azul SA ADR (*)	37,415	755,409
Banco BTG Pactual SA	112,090	1,932,672
Banco do Brasil SA	257,700	1,394,112
CCR SA	255,330	586,084
Lojas Renner SA	160,536	1,214,719
Pet Center Comercio e Participacoes SA	446,881	1,571,207
Rumo SA (*)	351,658	1,265,148
Telefonica Brasil SA ADR	116,961	920,483
		9,639,834
Canada | 0.8%
Parex Resources, Inc. (*)	84,664	1,509,764
China | 35.0%
21Vianet Group, Inc. ADR (*)	81,660	2,637,618
Alibaba Group Holding, Ltd. (*)	35,800	1,013,070
Alibaba Group Holding, Ltd. Sponsored ADR (*)	45,324	10,276,311
Bilibili, Inc. Sponsored ADR (*)	16,293	1,744,329
Budweiser Brewing Co. APAC, Ltd.	465,700	1,391,844
China National Building Material Co., Ltd., Class H	1,988,000	2,884,048
Industrial & Commercial Bank of China, Ltd., Class H	7,092,633	5,099,382
JD.com, Inc. ADR (*)	30,864	2,602,761
Joinn Laboratories China Co., Ltd., Class H	17,400	300,814
Kingsoft Cloud Holdings, Ltd. ADR	32,273	1,268,974
Kuaishou Technology	4,400	152,815
Midea Group Co., Ltd., Class A	86,700	1,088,216
NetEase, Inc.	40,400	834,966
NetEase, Inc. ADR	17,760	1,833,898
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	147,767	2,068,738
PICC Property & Casualty Co., Ltd., Class H	1,277,770	1,110,572
Ping An Insurance (Group) Co. of China, Ltd., Class H	335,000	4,000,689
Prosus NV	7,742	863,158
Shenzhen Sunway Communication Co., Ltd., Class A	145,600	632,578
Shenzhou International Group Holdings, Ltd.	129,691	2,695,790
Tencent Holdings, Ltd.	221,800	17,486,041
Tencent Music Entertainment Group ADR (*)	57,383	1,175,778
Wuliangye Yibin Co., Ltd., Class A	61,200	2,510,146
Wuxi Biologics Cayman, Inc. (*)	127,000	1,601,980
Description	Shares	Fair Value
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	109,800	$1,330,585
		68,605,101
Hong Kong | 2.4%
China Gas Holdings, Ltd.	323,600	1,325,646
Techtronic Industries Co., Ltd.	202,000	3,472,415
		4,798,061
India | 9.7%
HDFC Bank, Ltd. ADR (*)	79,892	6,206,810
Hindalco Industries, Ltd.	581,892	2,611,896
Infosys, Ltd. Sponsored ADR	151,245	2,831,306
Maruti Suzuki India, Ltd.	14,178	1,332,832
Motherson Sumi Systems, Ltd. (*)	411,165	1,136,477
Reliance Industries, Ltd.	88,431	2,430,611
UPL, Ltd.	269,026	2,370,245
		18,920,177
Indonesia | 1.2%
PT Bank Mandiri (Persero) Tbk	3,197,300	1,356,372
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	39,680	938,035
		2,294,407
Luxembourg | 1.2%
Ternium SA Sponsored ADR (*)	60,248	2,340,032
Mexico | 2.4%
Arca Continental SAB de CV	205,545	1,014,174
Gruma SAB de CV, Class B	100,958	1,192,312
Grupo Aeroportuario del Pacifico SAB de CV ADR (*)	11,486	1,208,212
Grupo Financiero Banorte SAB de CV, Class O (*)	214,700	1,209,345
		4,624,043
Philippines | 0.7%
BDO Unibank, Inc.	699,201	1,469,823
Poland | 1.9%
CD Projekt SA (*)	12,006	578,808
KGHM Polska Miedz SA (*)	66,373	3,194,459
		3,773,267
Russia | 4.9%
Fix Price Group, Ltd. GDR (#), (*)	96,891	940,811
LUKOIL PJSC Sponsored ADR	52,483	4,245,473
Sberbank of Russia PJSC Sponsored ADR	53,682	827,240
Sberbank of Russia PJSC Sponsored ADR (London)	152,449	2,349,487
Yandex NV Class A (*)	19,886	1,273,897
		9,636,908

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
South Africa | 2.1%
Mondi PLC	89,217	$2,276,219
Naspers, Ltd., N Shares	7,337	1,759,511
		4,035,730
South Korea | 13.9%
DB Insurance Co., Ltd.	20,094	838,941
LG Chem, Ltd.	1,756	1,255,429
NAVER Corp.	4,483	1,499,451
NCSoft Corp.	3,432	2,655,851
Orion Corp.	11,220	1,303,156
Samsung Electronics Co., Ltd.	197,890	14,293,818
Samsung SDI Co., Ltd.	2,473	1,449,208
SK Hynix, Inc.	34,122	4,018,122
		27,313,976
Taiwan | 13.8%
Accton Technology Corp.	114,000	1,104,017
Largan Precision Co., Ltd.	12,000	1,355,291
Micro-Star International Co., Ltd.	289,000	1,778,934
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	192,038	22,714,255
		26,952,497
United Kingdom | 1.7%
Anglo American PLC	23,145	906,849
Unilever PLC Sponsored ADR	43,551	2,431,452
		3,338,301
United States | 0.9%
Yum China Holdings, Inc.	30,228	1,789,800
Total Common Stocks (Cost $121,540,742)		192,674,324
Preferred Stocks | 0.6%
Brazil | 0.6%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,392,198)	220,691	1,094,628
Short-Term Investments | 0.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $866)	866	866
Total Investments | 98.9% (Cost $122,933,806)		$193,769,818
Cash and Other Assets in Excess of Liabilities | 1.1%		2,169,113
Net Assets | 100.0%		$195,938,931

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 72.3%
Brazil | 2.2%
Ambev SA	61,500	$167,062
B3 SA - Brasil Bolsa Balcao	13,400	130,033
Cia de Saneamento do Parana	5,400	21,106
Cia Siderurgica Nacional SA	19,100	128,608
Marfrig Global Foods SA (*)	18,500	57,880
Petroleo Brasileiro SA	45,439	194,555
Telefonica Brasil SA	11,500	90,367
Vale SA	29,309	510,141
WEG SA	11,100	147,036
		1,446,788
China | 28.1%
Agricultural Bank of China, Ltd., Class H	940,000	376,277
Alibaba Group Holding, Ltd. Sponsored ADR (*)	10,941	2,480,653
Anhui Conch Cement Co., Ltd., Class H	19,500	126,971
Anhui Guangxin Agrochemical Co., Ltd., Class A (*)	54,800	260,245
Anhui Yingjia Distillery Co., Ltd., Class A	27,700	149,316
Baidu, Inc. Sponsored ADR (*)	2,291	498,407
Bank of Beijing Co., Ltd., Class A	272,200	199,433
Bank of China, Ltd., Class H	983,000	374,239
Bank of Communications Co., Ltd., Class H	1,345,000	857,095
Bank of Jiangsu Co., Ltd., Class A	137,700	135,879
Baoshan Iron & Steel Co., Ltd., Class A	74,200	91,810
Bosideng International Holdings, Ltd.	286,000	128,867
BYD Co., Ltd.	3,000	64,266
China CITIC Bank Corp., Ltd., Class H	232,000	117,897
China Construction Bank Corp., Class H	541,000	454,875
China Everbright Bank Co., Ltd., Class H	348,000	152,048
China Feihe, Ltd.	37,000	105,062
China Life Insurance Co., Ltd., Class H	33,000	68,319
China Longyuan Power Group Corp., Ltd., Class H	124,000	169,496
China Medical System Holdings, Ltd.	84,000	166,959
China Meidong Auto Holdings, Ltd.	36,000	167,059
China Merchants Bank Co., Ltd., Class H	32,000	244,861
China Minsheng Banking Corp., Ltd., Class H	768,000	446,173
China Pacific Insurance Group Co., Ltd., Class A	15,200	87,983
China Petroleum & Chemical Corp., Class H	182,000	97,234
China Resources Cement Holdings, Ltd.	94,000	105,769
China Resources Power Holdings Co., Ltd.	52,000	69,146
China Shenhua Energy Co., Ltd., Class H	119,500	246,790
China Vanke Co., Ltd., Class H	32,400	127,056
COSCO SHIPPING Holdings Co., Ltd., Class H (*)	95,500	123,689
CSPC Pharmaceutical Group, Ltd.	209,840	254,581
ENN Energy Holdings, Ltd.	7,200	115,662
Description	Shares	Fair Value
Focus Media Information Technology Co., Ltd., Class A	48,000	$68,172
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	121,200	128,483
Haitian International Holdings, Ltd.	25,000	99,844
Hansoh Pharmaceutical Group Co., Ltd. (*)	30,000	143,919
HBIS Resources Co., Ltd., Class A	25,200	89,625
Industrial & Commercial Bank of China, Ltd., Class H	317,000	227,913
JD.com, Inc. ADR (*)	6,065	511,461
Jiangsu Hengrui Medicine Co., Ltd., Class A	5,760	81,122
KWG Living Group Holdings, Ltd.	79,000	80,700
Li Ning Co., Ltd.	43,500	284,186
Meituan, Class B (*)	17,800	685,732
NanJi E-Commerce Co., Ltd., Class A	49,900	69,856
NetEase, Inc. ADR	1,593	164,493
New China Life Insurance Co., Ltd., Class H	18,100	70,258
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	12,630	176,820
NIO, Inc. ADR (*)	4,806	187,338
PetroChina Co., Ltd., Class H	252,000	91,134
Pharmaron Beijing Co., Ltd., Class H	8,400	159,793
Pinduoduo, Inc. ADR (*)	2,037	272,714
Ping An Insurance (Group) Co. of China, Ltd., Class H	55,500	662,801
Sany Heavy Industry Co., Ltd., Class A	29,300	153,305
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	7,100	118,341
Shanghai Liangxin Electrical Co., Ltd., Class A	38,600	181,219
Shenzhen Inovance Technology Co., Ltd., Class A	5,900	77,136
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,400	85,564
Shenzhou International Group Holdings, Ltd.	10,400	216,177
Silergy Corp.	1,000	81,961
Sinotruk Hong Kong, Ltd.	36,000	108,087
Sunac Services Holdings, Ltd. (*)	64,000	203,457
Sunny Optical Technology Group Co., Ltd.	3,300	76,202
TangShan Port Group Co., Ltd., Class A	583,500	244,846
Tencent Holdings, Ltd.	31,900	2,514,899
Tian Di Science & Technology Co., Ltd., Class A	455,600	233,786
Tianneng Power International, Ltd.	42,000	79,685
Vipshop Holdings, Ltd. ADR (*)	8,245	246,196
Wuxi Biologics Cayman, Inc. (*)	9,500	119,833
Yadea Group Holdings, Ltd.	72,000	160,674
Yuexiu Property Co., Ltd.	938,000	212,859
Zhejiang Runtu Co., Ltd., Class A	100,000	149,992
Zhongsheng Group Holdings, Ltd.	26,500	186,814
		18,771,514

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Greece | 0.3%
Hellenic Telecommunications Organization SA	13,497	$216,593
Hong Kong | 0.2%
PAX Global Technology, Ltd.	91,000	98,248
Hungary | 0.9%
MOL Hungarian Oil & Gas PLC (*)	14,965	108,411
Richter Gedeon Nyrt.	17,385	513,175
		621,586
India | 5.5%
Axis Bank, Ltd. GDR (*)	1,182	56,527
Dr Reddy’s Laboratories, Ltd. ADR	3,858	236,843
GAIL India, Ltd. GDR	6,350	71,743
HDFC Bank, Ltd. ADR (*)	5,457	423,954
ICICI Bank, Ltd. Sponsored ADR (*)	20,251	324,624
Infosys, Ltd. Sponsored ADR	43,519	814,676
MakeMyTrip, Ltd. (*)	2,497	78,855
Reliance Industries, Ltd. Sponsored GDR (#)	6,300	348,371
State Bank of India GDR (*)	3,516	174,366
Tata Motors, Ltd. Sponsored ADR (*)	10,855	225,675
Vedanta, Ltd. ADR	15,443	194,118
Wipro, Ltd. ADR	65,837	417,407
WNS Holdings, Ltd. ADR (*)	4,144	300,191
		3,667,350
Indonesia | 1.0%
Kalbe Farma Tbk PT	1,552,700	167,920
PT Bank Central Asia Tbk	103,000	220,752
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	4,508	106,569
Vale Indonesia Tbk PT (*)	569,100	172,304
		667,545
Malaysia | 1.4%
Frontken Corp. Bhd	81,800	100,576
Hartalega Holdings Berhad	51,300	110,324
Hong Leong Financial Group Bhd	22,500	94,204
Inari Amertron Berhad	237,100	188,225
Petronas Chemicals Group Bhd	70,900	136,857
Public Bank Berhad	134,000	135,866
UWC BHD	58,600	82,933
VS Industry Berhad	121,400	83,619
		932,604
Mexico | 1.6%
Arca Continental SAB de CV	40,200	198,350
Gruma SAB de CV, Class B	5,120	60,467
Grupo Mexico SAB de CV, Series B	45,000	236,586
Description	Shares	Fair Value
Kimberly-Clark de Mexico SAB de CV, Series A	95,300	$162,863
Qualitas Controladora SAB de CV	24,800	136,403
Wal-Mart de Mexico SAB de CV	80,800	254,858
		1,049,527
Philippines | 0.3%
International Container Terminal Services, Inc.	39,690	99,035
Metropolitan Bank & Trust Co.	110,600	101,248
		200,283
Poland | 1.3%
Dino Polska SA (*)	1,604	105,838
KGHM Polska Miedz SA (*)	2,921	140,585
Orange Polska SA (*)	59,141	98,553
Polskie Gornictwo Naftowe i Gazownictwo SA	284,051	432,340
Powszechna Kasa Oszczednosci Bank Polski SA (*)	12,941	107,033
		884,349
Russia | 2.0%
Gazprom PJSC Sponsored ADR	12,687	75,699
LUKOIL PJSC Sponsored ADR	4,211	340,638
MMC Norilsk Nickel PJSC ADR	4,239	132,231
Novatek PJSC Sponsored GDR	424	83,781
PhosAgro PJSC GDR	3,446	60,096
Polymetal International PLC	4,016	78,604
Rosneft PJSC GDR	24,083	181,933
RusHydro PJSC ADR	60,492	61,963
Sberbank of Russia PJSC Sponsored ADR (London)	15,296	235,736
Yandex NV Class A (*)	1,049	67,199
		1,317,880
Saudi Arabia | 0.8%
Al Rajhi Bank	5,242	138,112
Dr Sulaiman Al Habib Medical Services Group Co.	4,385	145,004
Jarir Marketing Co.	1,984	96,286
Mobile Telecommunications Co. Saudi Arabia (*)	38,690	154,804
		534,206
South Africa | 1.7%
African Rainbow Minerals, Ltd.	4,411	83,377
Anglo American Platinum, Ltd.	670	98,183
Impala Platinum Holdings, Ltd.	6,453	119,585
Mr Price Group, Ltd.	7,453	97,769
Naspers, Ltd., N Shares	1,408	337,657
Northam Platinum, Ltd. (*)	5,084	88,670
Sibanye Stillwater, Ltd.	19,676	87,524
Vodacom Group, Ltd.	27,083	231,699
		1,144,464

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
South Korea | 11.3%
BNK Financial Group, Inc.	13,910	$83,559
Celltrion, Inc. (*)	297	85,572
CJ Corp.	1,078	89,841
DB HiTek Co., Ltd.	1,601	80,517
DGB Financial Group, Inc.	17,402	129,444
DongKook Pharmaceutical Co., Ltd.	3,264	80,953
Hana Financial Group, Inc.	15,998	603,591
Hankook Tire & Technology Co., Ltd.	2,284	99,440
Hansol Chemical Co., Ltd.	565	120,660
Hyundai Glovis Co., Ltd.	579	96,401
Hyundai Mobis Co., Ltd.	711	184,619
KB Financial Group, Inc. ADR	3,341	165,146
Kia Motors Corp.	5,803	427,058
Korea Electric Power Corp.	5,807	119,137
Korea Electric Terminal Co., Ltd.	1,289	82,576
Korean Reinsurance Co.	35,867	268,417
KT Corp.	7,376	184,313
KT&G Corp.	1,840	132,434
LG Electronics, Inc.	675	89,948
LG Household & Health Care, Ltd.	147	204,342
LOTTE Fine Chemical Co., Ltd.	4,087	212,583
Mirae Asset Daewoo Co., Ltd.	8,508	74,452
NAVER Corp.	689	230,453
NCSoft Corp.	180	139,293
POSCO	528	151,314
Samsung Electro-Mechanics Co., Ltd.	456	76,307
Samsung Electronics Co., Ltd. GDR	1,539	2,809,022
SK Hynix, Inc.	848	99,858
SK Telecom Co., Ltd.	491	119,593
SNT Motiv Co., Ltd.	2,692	148,273
Webzen, Inc. (*)	3,751	137,846
		7,526,962
Taiwan | 11.7%
Alchip Technologies, Ltd.	4,000	127,905
Asia Cement Corp.	55,000	92,219
China General Plastics Corp.	145,000	190,230
China Life Insurance Co., Ltd.	311,000	281,434
Delta Electronics, Inc.	57,000	580,737
eMemory Technology, Inc.	4,000	125,316
Evergreen Marine Corp. Taiwan, Ltd. (*)	84,000	135,676
Feng TAY Enterprise Co., Ltd.	11,000	75,256
Foxsemicon Integrated Technology, Inc.	14,000	115,627
Gigabyte Technology Co., Ltd.	43,000	151,332
Greatek Electronics, Inc.	52,000	130,373
Lotes Co., Ltd.	6,000	105,768
Description	Shares	Fair Value
MediaTek, Inc.	7,000	$240,581
Micro-Star International Co., Ltd.	48,000	295,463
Nan Ya Printed Circuit Board Corp.	12,000	150,377
Nantex Industry Co., Ltd.	58,000	223,889
Nien Made Enterprise Co., Ltd.	11,000	153,630
Novatek Microelectronics Corp.	17,000	346,395
Rexon Industrial Corp., Ltd.	39,000	129,379
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	26,509	3,135,485
Thinking Electronic Industrial Co., Ltd.	19,000	129,131
United Microelectronics Corp.	93,000	166,113
Wan Hai Lines, Ltd.	110,000	214,031
Yuanta Financial Holding Co., Ltd.	647,000	510,993
		7,807,340
Thailand | 0.7%
Chularat Hospital Public Co., Ltd NVDR	1,352,600	126,489
Com7 Public Co., Ltd. NVDR	54,200	111,313
Hana Microelectronics Public Co., Ltd. NVDR	73,700	130,730
PTT Exploration & Production Public Co., Ltd.	34,900	127,315
		495,847
Turkey | 0.8%
BIM Birlesik Magazalar AS	17,700	151,818
Coca-Cola Icecek AS	7,483	62,306
Ford Otomotiv Sanayi AS	4,364	101,865
Turk Telekomunikasyon AS	99,750	82,286
Turkcell Iletisim Hizmetleri AS	64,452	116,801
		515,076
United States | 0.5%
Yum China Holdings, Inc.	6,088	360,470
Total Common Stocks (Cost $42,835,979)		48,258,632
Preferred Stocks | 0.1%
Brazil | 0.1%
Banco Bradesco SA ADR (Cost $75,105)	16,549	77,781
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $602,727)	602,727	$602,727
Total Investments | 73.3% (Cost $43,513,811)		$48,939,140
Cash and Other Assets in Excess of Liabilities | 26.7%		17,834,024

Net Assets | 100.0%		$66,773,164

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 93.9%
Brazil | 5.8%
Banco do Brasil SA	14,252,326	$77,102,560
BB Seguridade Participacoes SA	11,313,817	48,743,493
CCR SA	26,296,917	60,361,928
Engie Brasil Energia SA	3,389,100	25,186,511
Petrobras Distribuidora SA	9,568,900	37,536,765
		248,931,257
China | 16.9%
AAC Technologies Holdings, Inc.	4,840,165	24,536,252
Anhui Conch Cement Co., Ltd., Class H	10,562,451	68,775,504
China Construction Bank Corp., Class H	183,977,224	154,688,777
China Merchants Bank Co., Ltd., Class H	11,108,994	85,005,063
China Shenhua Energy Co., Ltd., Class H	33,850,110	69,906,950
China Vanke Co., Ltd., Class H	13,861,000	54,355,551
Hengan International Group Co., Ltd.	10,165,500	66,799,687
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,230,500	74,406,848
Sinopharm Group Co., Ltd., Class H	26,253,614	63,599,261
Tingyi (Cayman Islands) Holding Corp.	16,030,000	29,485,078
Weichai Power Co., Ltd., Class H	12,689,288	31,560,424
		723,119,395
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	12,751,021	45,454,878
Greece | 0.5%
OPAP SA	1,599,391	21,610,986
Hong Kong | 0.9%
ASM Pacific Technology, Ltd.	2,998,300	38,412,592
Hungary | 2.0%
OTP Bank Nyrt. (*)	1,983,147	84,721,728
India | 9.2%
Axis Bank, Ltd. (*)	5,998,199	57,433,661
Bajaj Auto, Ltd. (*)	521,020	26,189,756
Bharat Petroleum Corp., Ltd.	4,990,860	29,258,173
Coal India, Ltd.	16,017,972	28,607,688
Hero MotoCorp, Ltd.	631,700	25,201,511
Indus Towers, Ltd.	11,448,318	38,519,026
Infosys, Ltd. Sponsored ADR	1,077,858	20,177,502
Oil and Natural Gas Corp., Ltd.	27,897,927	38,991,676
Power Grid Corp. of India, Ltd.	11,061,324	32,665,231
Tata Consultancy Services, Ltd.	707,619	30,799,524
UPL, Ltd.	7,466,240	65,781,077
		393,624,825
Description	Shares	Fair Value
Indonesia | 3.9%
PT Astra International Tbk	86,651,800	$31,621,192
PT Bank Mandiri (Persero) Tbk	163,311,442	69,280,674
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	2,814,010	66,523,196
		167,425,062
Luxembourg | 0.9%
Ternium SA Sponsored ADR (*)	929,964	36,119,802
Mexico | 5.7%
America Movil SAB de CV, Class L Sponsored ADR	5,991,651	81,366,621
Grupo Financiero Banorte SAB de CV, Class O (*)	9,236,337	52,025,709
Grupo Mexico SAB de CV, Series B	15,432,642	81,136,608
Kimberly-Clark de Mexico SAB de CV, Series A	17,163,795	29,331,997
		243,860,935
Portugal | 1.1%
Galp Energia SGPS SA	4,023,024	46,757,472
Russia | 9.1%
ALROSA PAO (*), (‡)	40,560,760	57,045,788
Gazprom PJSC Sponsored ADR	5,137,202	30,651,902
LUKOIL PJSC Sponsored ADR	1,098,116	88,829,177
Magnit PJSC Sponsored GDR	1,124,301	16,882,748
Mobile TeleSystems PJSC Sponsored ADR	7,803,397	65,080,331
Sberbank of Russia PJSC (‡)	26,598,226	102,368,513
X5 Retail Group NV GDR (London)	807,886	26,083,464
		386,941,923
South Africa | 6.9%
Life Healthcare Group Holdings, Ltd. (*)	26,491,478	33,209,866
Mondi PLC	1,250,595	31,906,794
Nedbank Group, Ltd.	5,922,570	56,151,477
Sanlam, Ltd.	7,759,696	31,290,223
Shoprite Holdings, Ltd.	3,590,378	38,224,723
Standard Bank Group, Ltd.	3,965,618	33,662,454
The Bidvest Group, Ltd.	3,626,221	41,840,051
Vodacom Group, Ltd.	3,221,801	27,563,019
		293,848,607
South Korea | 15.4%
Coway Co., Ltd.	797,448	46,213,202
Hyundai Mobis Co., Ltd.	246,645	64,043,916
KB Financial Group, Inc.	1,643,520	81,454,619
KT&G Corp.	708,398	50,986,797
Samsung Electronics Co., Ltd.	2,448,833	176,881,968
Shinhan Financial Group Co., Ltd.	2,017,927	66,907,719

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
SK Hynix, Inc.	1,445,354	$170,201,308
		656,689,529
Taiwan | 9.0%
ASE Technology Holding Co., Ltd.	7,366,000	28,085,313
Catcher Technology Co., Ltd.	3,878,000	28,816,214
Globalwafers Co., Ltd.	1,619,000	43,051,467
Hon Hai Precision Industry Co., Ltd.	17,969,425	78,816,801
Novatek Microelectronics Corp.	4,584,000	93,404,390
Quanta Computer, Inc.	9,954,000	34,232,921
Taiwan Semiconductor Manufacturing Co., Ltd.	1,915,913	39,838,374
Wiwynn Corp.	1,232,000	36,690,019
		382,935,499
Thailand | 2.6%
Kasikornbank Public Co., Ltd.	10,099,754	47,315,294
The Siam Cement Public Co., Ltd. (‡)	4,865,400	62,121,427
		109,436,721
United Kingdom | 2.9%
Anglo American PLC	1,313,539	51,466,027
Unilever PLC	1,309,565	73,067,327
		124,533,354
Total Common Stocks (Cost $3,240,296,936)		4,004,424,565
Exchange-Traded Funds | 5.0%
iShares Core MSCI Emerging Markets ETF	1,658,043	106,711,647
Vanguard FTSE Emerging Markets ETF	2,042,695	106,322,275
Total Exchange-Traded Funds (Cost $165,947,670)		213,033,922
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $44,151,918)	44,151,918	44,151,918
Total Investments l 99.9% (Cost $3,450,396,524)		$4,261,610,405
Cash and Other Assets in Excess of Liabilities l 0.1%		5,727,367
Net Assets l 100.0%		$4,267,337,772

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio
Common Stocks | 98.2%
Brazil | 3.0%
Banco BTG Pactual SA	34,600	$596,578
Banco do Brasil SA	105,357	569,963
BB Seguridade Participacoes SA	132,000	568,697
Lojas Americanas SA	146,000	579,990
		2,315,228
China | 32.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	9,037	2,048,959
Anhui Conch Cement Co., Ltd., Class H	237,500	1,546,439
ANTA Sports Products, Ltd.	63,000	1,031,015
Autohome, Inc. ADR	9,750	909,383
Baidu, Inc. Sponsored ADR (*)	6,121	1,331,624
China Construction Bank Corp., Class H	1,893,281	1,591,878
China Merchants Bank Co., Ltd., Class H	201,500	1,541,861
China Vanke Co., Ltd., Class H	285,000	1,117,620
CSPC Pharmaceutical Group, Ltd.	634,000	769,179
ENN Energy Holdings, Ltd.	70,200	1,127,701
Gree Electric Appliances, Inc. of Zhuhai, Class A	128,100	1,225,819
Hengan International Group Co., Ltd.	170,500	1,120,392
JD.com, Inc. ADR (*)	16,218	1,367,664
NetEase, Inc. ADR	10,813	1,116,550
Ping An Insurance (Group) Co. of China, Ltd., Class H	129,000	1,540,564
Sinopharm Group Co., Ltd., Class H	334,800	811,052
Tencent Holdings, Ltd.	31,692	2,498,501
Trip.com Group, Ltd. ADR (*)	28,210	1,117,962
Weichai Power Co., Ltd., Class H	364,000	905,330
Wuliangye Yibin Co., Ltd., Class A	19,700	808,004
		25,527,497
Egypt | 0.7%
Commercial International Bank Egypt SAE GDR	151,588	540,381
Greece | 0.4%
OPAP SA	21,074	284,752
Hong Kong | 2.5%
Sands China, Ltd. (*)	232,400	1,165,437
Techtronic Industries Co., Ltd.	46,782	804,191
		1,969,628
Hungary | 0.7%
OTP Bank Nyrt. (*)	12,979	554,474
India | 12.7%
Axis Bank, Ltd. (*)	118,033	1,130,184
Description	Shares	Fair Value
HDFC Bank, Ltd. (*)	104,897	$2,134,753
Hero MotoCorp, Ltd.	22,891	913,231
ITC, Ltd.	256,205	766,566
Reliance Industries, Ltd.	68,589	1,885,235
Tata Consultancy Services, Ltd.	46,839	2,038,694
UPL, Ltd.	114,213	1,006,270
		9,874,933
Indonesia | 2.4%
PT Astra International Tbk	982,300	358,463
PT Bank Central Asia Tbk	420,400	901,010
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	24,748	585,043
		1,844,516
Mexico | 3.6%
America Movil SAB de CV, Class L Sponsored ADR	42,610	578,644
Grupo Financiero Banorte SAB de CV, Class O (*)	108,777	612,711
Grupo Mexico SAB de CV, Series B	197,699	1,039,396
Kimberly-Clark de Mexico SAB de CV, Series A	339,874	580,826
		2,811,577
Russia | 5.8%
Fix Price Group, Ltd. GDR (#), (*)	60,767	590,047
LUKOIL PJSC Sponsored ADR	21,841	1,766,770
Mobile TeleSystems PJSC Sponsored ADR	69,661	580,973
Sberbank of Russia PJSC (‡)	257,236	990,023
Yandex NV Class A (*)	9,012	577,309
		4,505,122
South Africa | 4.3%
Capitec Bank Holdings, Ltd. (*)	6,506	625,930
Clicks Group, Ltd.	36,470	594,465
Mondi PLC	46,147	1,177,362
Shoprite Holdings, Ltd.	36,921	393,077
Vodacom Group, Ltd.	65,951	564,221
		3,355,055
South Korea | 11.5%
Coway Co., Ltd.	13,520	783,503
Hyundai Mobis Co., Ltd.	3,712	963,859
NAVER Corp.	2,770	926,495
NCSoft Corp.	944	730,514
Samsung Electronics Co., Ltd.	40,796	2,946,741
Shinhan Financial Group Co., Ltd.	31,402	1,041,185
SK Hynix, Inc.	12,913	1,520,603
		8,912,900

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio (concluded)
Taiwan | 11.1%
CTBC Financial Holding Co., Ltd.	1,842,000	$1,428,295
Globalwafers Co., Ltd.	47,000	1,249,796
Hon Hai Precision Industry Co., Ltd.	272,136	1,193,632
Novatek Microelectronics Corp.	62,000	1,263,323
Taiwan Semiconductor Manufacturing Co., Ltd.	170,387	3,542,928
		8,677,974
Thailand | 1.6%
CP ALL Public Co. Ltd.	368,400	816,374
The Siam Cement Public Co., Ltd. (‡)	32,200	411,130
		1,227,504
United Kingdom | 3.6%
Anglo American PLC	45,575	1,785,683
Unilever PLC	17,981	1,003,252
		2,788,935
United States | 1.5%
Yum China Holdings, Inc.	19,521	1,155,838
Total Common Stocks (Cost $68,302,828)		76,346,314
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,294,710)	1,294,710	1,294,710
Total Investments l 99.9% (Cost $69,597,538)		$77,641,024
Cash and Other Assets in Excess of Liabilities l 0.1%		83,445
Net Assets l 100.0%		$77,724,469

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 91.6%
Australia | 1.9%
Transurban Group	193,912	$1,966,678
Belgium | 2.9%
Anheuser-Busch InBev SA/NV	47,878	3,018,495
France | 8.8%
Bureau Veritas SA	109,838	3,126,843
EssilorLuxottica SA	18,923	3,081,905
Vinci SA	28,470	2,917,584
		9,126,332
Germany | 5.1%
Fresenius Medical Care AG & Co. KGaA	71,497	5,255,689
Italy | 6.9%
Atlantia SpA (*)	100,008	1,876,326
Snam SpA	572,563	3,179,130
Terna Rete Elettrica Nazionale SpA	274,268	2,074,428
		7,129,884
Luxembourg | 3.0%
SES SA	396,123	3,146,513
Spain | 3.8%
Ferrovial SA	149,198	3,890,211
United Kingdom | 6.8%
National Grid PLC	261,388	3,117,391
Smith & Nephew PLC	55,000	1,038,543
United Utilities Group PLC	221,795	2,831,323
		6,987,257
United States | 52.4%
Cisco Systems, Inc.	58,337	3,016,606
Cognizant Technology Solutions Corp., Class A	26,144	2,042,369
Consolidated Edison, Inc.	27,453	2,053,484
CVS Health Corp.	77,946	5,863,878
H&R Block, Inc.	304,386	6,635,615
Henry Schein, Inc. (*)	30,521	2,113,274
International Game Technology PLC (*)	225,552	3,620,110
McKesson Corp.	27,421	5,348,192
MEDNAX, Inc. (*)	122,536	3,120,992
Medtronic PLC	25,959	3,066,537
Nielsen Holdings PLC	249,907	6,285,161
Omnicom Group, Inc.	73,957	5,483,911
Oracle Corp.	26,338	1,848,137
Stericycle, Inc. (*)	28,235	1,906,145
Description	Shares	Fair Value
Tapestry, Inc. (*)	44,123	$1,818,309
		54,222,720
Total Common Stocks (Cost $78,846,506)		94,743,779
Rights | 0.0%
Italy | 0.0%
Snam SpA Expires 04/07/2021 (Cost $0)	532,563	548
Short-Term Investments | 6.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $6,591,715)	6,591,715	6,591,715
Total Investments l 98.0% (Cost $85,438,221)		$101,336,042
Cash and Other Assets in Excess of Liabilities l 2.0%		2,028,005
Net Assets l 100.0%		$103,364,047

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.4%
Canada | 5.7%
BRP, Inc.	10,937	$948,361
CAE, Inc. (*)	34,695	988,643
Canadian National Railway Co.	9,189	1,066,383
Dollarama, Inc.	26,485	1,170,086
National Bank of Canada	21,802	1,481,051
		5,654,524
China | 4.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,739	1,981,393
Tencent Holdings, Ltd.	29,923	2,359,039
		4,340,432
Denmark | 1.9%
Carlsberg AS, Class B	6,321	972,245
Vestas Wind Systems A/S	4,542	934,780
		1,907,025
France | 2.3%
LVMH Moet Hennessy Louis Vuitton SE	1,851	1,233,491
Pernod Ricard SA	5,402	1,014,072
		2,247,563
Germany | 1.6%
Merck KGaA	5,175	884,841
Teamviewer AG (*)	17,850	762,718
		1,647,559
Hong Kong | 4.6%
AIA Group, Ltd.	140,183	1,705,396
China Gas Holdings, Ltd.	395,600	1,620,598
Sands China, Ltd. (*)	250,000	1,253,697
		4,579,691
Japan | 4.5%
BayCurrent Consulting, Inc.	6,000	1,376,445
Kansai Paint Co., Ltd.	29,967	802,728
Nintendo Co., Ltd.	2,300	1,287,418
Shimano, Inc.	4,300	1,027,079
		4,493,670
Netherlands | 4.0%
NXP Semiconductors NV	7,359	1,481,661
Wolters Kluwer NV	28,667	2,491,975
		3,973,636
South Korea | 1.2%
LG Household & Health Care, Ltd.	868	1,206,590
Description	Shares	Fair Value
Spain | 0.9%
Industria de Diseno Textil SA	28,545	$940,930
Sweden | 4.3%
Assa Abloy AB, Class B	26,568	762,953
Epiroc AB, Class A	89,657	2,030,991
Hexagon AB, B Shares	16,181	1,492,231
		4,286,175
Switzerland | 2.7%
ABB, Ltd.	43,764	1,331,068
Partners Group Holding AG	1,058	1,351,869
		2,682,937
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	19,373	2,291,438
United Kingdom | 8.7%
Coca-Cola European Partners PLC	21,011	1,095,934
Diageo PLC	43,366	1,783,465
Prudential PLC	55,946	1,186,028
RELX PLC	63,817	1,603,318
Rio Tinto PLC	12,617	965,224
Unilever PLC	36,400	2,031,355
		8,665,324
United States | 47.4%
Accenture PLC, Class A	8,330	2,301,163
Alphabet, Inc., Class A (*)	1,566	3,229,906
AmerisourceBergen Corp.	12,627	1,490,870
Aon PLC, Class A	10,499	2,415,925
Boston Scientific Corp. (*)	28,760	1,111,574
Dollar General Corp.	8,057	1,632,509
Honeywell International, Inc.	4,201	911,911
Intercontinental Exchange, Inc.	16,858	1,882,701
IQVIA Holdings, Inc. (*)	13,296	2,567,990
Johnson & Johnson	12,751	2,095,627
Lowe’s Cos., Inc.	8,789	1,671,492
McDonald’s Corp.	6,738	1,510,255
Microsoft Corp.	13,471	3,176,058
Motorola Solutions, Inc.	9,136	1,718,025
Palo Alto Networks, Inc. (*)	2,983	960,705
PTC, Inc. (*)	11,497	1,582,562
Rockwell Automation, Inc.	4,479	1,188,906
S&P Global, Inc.	4,466	1,575,917
Texas Instruments, Inc.	9,528	1,800,697
The Charles Schwab Corp.	22,295	1,453,188
The Coca-Cola Co.	37,371	1,969,825
The Procter & Gamble Co.	10,978	1,486,751
Thermo Fisher Scientific, Inc.	6,574	3,000,242

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Visa, Inc., Class A	8,967	$1,898,583
Warner Music Group Corp., Class A	17,616	604,757
Zoetis, Inc.	13,332	2,099,523
		47,337,662
Total Common Stocks (Cost $66,524,258)		96,255,156
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco Bradesco SA ADR (Cost $961,724)	191,544	900,257
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,848,450)	1,848,450	1,848,450
Total Investments l 99.2% (Cost $69,334,432)		$99,003,863
Cash and Other Assets in Excess of Liabilities l 0.8%		803,618
Net Assets l 100.0%		$99,807,481

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 90.5%
Australia | 9.3%
Atlas Arteria, Ltd. (^)	48,907,421	$221,402,377
Spark Infrastructure Group	86,140,619	142,175,017
Transurban Group	38,059,082	385,999,552
		749,576,946
Canada | 0.8%
Atco, Ltd., Class I	1,898,489	63,026,149
France | 6.2%
Eutelsat Communications SA	11,456,887	139,448,686
Vinci SA	3,546,463	363,438,838
		502,887,524
Hong Kong | 3.8%
CK Infrastructure Holdings, Ltd.	17,556,000	104,392,381
Power Assets Holdings, Ltd.	34,989,465	206,689,423
		311,081,804
Italy | 23.7%
ASTM SpA (*)	3,990,113	120,955,293
Atlantia SpA (*)	19,443,300	364,790,599
Hera SpA	53,573,901	205,912,590
Italgas SpA	34,322,945	223,220,156
Snam SpA	109,959,652	610,545,941
Terna Rete Elettrica Nazionale SpA	51,702,214	391,050,056
		1,916,474,635
Luxembourg | 2.0%
SES SA (^)	20,569,089	163,385,889
Portugal | 0.7%
Redes Energeticas Nacionais SGPS SA	21,468,951	59,948,246
Spain | 7.4%
Ferrovial SA	23,060,842	601,291,903
United Kingdom | 19.6%
National Grid PLC	52,478,267	625,871,271
Pennon Group PLC (^)	21,423,608	288,002,061
Severn Trent PLC	10,040,937	319,254,896
United Utilities Group PLC	27,714,883	353,794,232
		1,586,922,460
United States | 17.0%
Ameren Corp.	2,060,500	167,642,280
Consolidated Edison, Inc.	5,190,755	388,268,474
CSX Corp.	3,970,311	382,817,387
Norfolk Southern Corp.	907,819	243,767,558
Description	Shares	Fair Value
Southwest Gas Holdings, Inc.	2,761,944	$189,773,172
		1,372,268,871
Total Common Stocks (Cost $6,829,628,383)		7,326,864,427
Rights | 0.0%
Italy | 0.0%
Snam SpA Expires 04/07/2021 (Cost $0)	66,358,224	68,247
Short-Term Investments | 7.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $636,965,026)	636,965,026	636,965,026
Total Investments l 98.4% (Cost $7,466,593,409) (»)		$7,963,897,700
Cash and Other Assets in Excess of Liabilities l 1.6%		133,232,345
Net Assets l 100.0%		$8,097,130,045

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	164,359,005	AUD	210,827,222	BNP	06/24/21	$4,171,025	$—
USD	131,088,026	AUD	168,234,120	CIT	06/24/21	3,262,580	—
USD	136,376,998	AUD	174,975,780	HSB	06/24/21	3,429,192	—
USD	49,365,092	AUD	64,816,997	MSC	06/24/21	116,689	—
USD	129,894,039	AUD	166,616,264	SCB	06/24/21	3,297,851	—
USD	143,183,555	AUD	183,700,548	SSB	06/24/21	3,606,610	—
USD	6,335,700	CAD	7,936,858	BNP	06/24/21	19,352	—
USD	16,387,599	CAD	20,528,991	HSB	06/24/21	50,120	—
USD	6,349,960	CAD	7,984,864	MSC	06/24/21	—	4,592
USD	13,242,332	CAD	16,590,656	RBC	06/24/21	39,078	—
USD	20,185,962	CAD	25,288,670	SCB	06/24/21	60,612	—
USD	371,379,276	EUR	311,045,214	BNP	06/24/21	6,005,222	—
USD	482,839,727	EUR	404,418,865	CAN	06/24/21	7,782,875	—
USD	427,210,251	EUR	357,965,120	CIT	06/24/21	6,721,006	—
USD	415,240,338	EUR	347,834,528	HSB	06/24/21	6,651,149	—
USD	409,646,404	EUR	343,204,717	MEL	06/24/21	6,495,695	—
USD	433,107,126	EUR	362,801,007	RBC	06/24/21	6,937,332	—
USD	234,326,618	EUR	196,047,386	SSB	06/24/21	4,036,535	—
USD	404,845,591	EUR	339,158,976	SSB	06/24/21	6,447,273	—
USD	421,117,342	GBP	302,563,560	CAN	06/24/21	3,901,223	—
USD	397,694,578	GBP	285,808,948	HSB	06/24/21	3,582,013	—
USD	70,449,510	GBP	51,231,864	MSC	06/24/21	—	196,008
USD	380,864,140	GBP	273,732,397	RBC	06/24/21	3,404,381	—
USD	319,865,387	GBP	229,862,497	SSB	06/24/21	2,899,461	—
USD	90,055,754	HKD	699,287,435	BNP	06/24/21	88,356	—
USD	87,646,358	HKD	680,580,106	HSB	06/24/21	85,767	—
USD	29,898,134	HKD	232,160,503	SCB	06/24/21	29,334	—
USD	81,206,313	HKD	630,588,624	SSB	06/24/21	77,417	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$83,198,148	$200,600

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 96.5%
Brazil | 0.9%
Lojas Renner SA	6,751	$51,082
Canada | 2.4%
TMX Group, Ltd.	560	58,193
Toromont Industries, Ltd.	1,056	80,828
		139,021
China | 3.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	571	129,463
Tencent Holdings, Ltd.	1,200	94,604
		224,067
Denmark | 1.4%
Genmab A/S (*)	260	85,453
France | 3.0%
Pernod Ricard SA	297	55,754
Vivendi SE	3,753	123,257
		179,011
Germany | 2.9%
Infineon Technologies AG	1,953	82,827
Merck KGaA	513	87,715
		170,542
Greece | 1.1%
Public Power Corp. SA (*)	5,992	63,971
Hong Kong | 1.6%
AIA Group, Ltd.	7,800	94,891
India | 1.7%
HDFC Bank, Ltd. ADR (*)	1,294	100,531
Israel | 0.7%
CyberArk Software, Ltd. (*)	342	44,234
Italy | 1.3%
Enel SpA	7,877	78,703
Japan | 6.1%
BayCurrent Consulting, Inc.	400	91,763
Digital Garage, Inc.	1,200	49,010
Nintendo Co., Ltd.	200	111,949
TechnoPro Holdings, Inc.	800	67,049
Z Holdings Corp.	7,900	39,444
		359,215
Netherlands | 1.4%
Koninklijke DSM NV	485	82,067
Poland | 0.9%
InPost SA	3,165	51,836
Description	Shares	Fair Value
Portugal | 1.1%
Energias de Portugal SA	10,870	$62,172
South Korea | 1.3%
SK Hynix, Inc.	654	77,013
Spain | 2.2%
Siemens Gamesa Renewable Energy SA	3,282	127,059
Sweden | 0.9%
Nordnet AB publ	3,474	56,085
Switzerland | 3.4%
ABB, Ltd.	2,586	78,653
Idorsia, Ltd. (*)	1,100	29,498
Partners Group Holding AG	74	94,554
		202,705
United Kingdom | 9.9%
Clarivate PLC (*)	2,399	63,310
Informa PLC (*)	8,616	66,519
ITV PLC (*)	61,780	102,321
Linde PLC	261	73,099
RELX PLC	5,726	143,858
Rio Tinto PLC	1,103	84,381
THG PLC	5,678	48,811
		582,299
United States | 48.5%
Accenture PLC, Class A	314	86,743
Adaptive Biotechnologies Corp. (*)	717	28,867
Adobe, Inc. (*)	252	119,793
Alphabet, Inc., Class A (*)	110	226,877
American Express Co.	803	113,576
Amphenol Corp., Class A Class A	1,302	85,893
Analog Devices, Inc.	476	73,818
Aon PLC, Class A	526	121,038
Applied Materials, Inc.	803	107,281
Bank of America Corp.	3,091	119,591
Danaher Corp.	473	106,463
Dollar General Corp.	490	99,284
Fidelity National Information Services, Inc.	595	83,663
Intercontinental Exchange, Inc.	1,428	159,479
Intuit, Inc.	223	85,422
IQVIA Holdings, Inc. (*)	838	161,851
Medtronic PLC	729	86,117
MetroMile, Inc. (*)	3,256	33,504
Microsoft Corp.	1,122	264,534
S&P Global, Inc.	394	139,031
Starbucks Corp.	563	61,519
Synopsys, Inc. (*)	294	72,847
The Coca-Cola Co.	1,465	77,220

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Thermo Fisher Scientific, Inc.	254	$115,921
UnitedHealth Group, Inc.	234	87,064
Visa, Inc., Class A	403	85,327
Zoetis, Inc.	381	60,000
		2,862,723
Total Common Stocks (Cost $4,521,772)		5,694,680
Preferred Stocks | 1.8%
Germany | 1.8%
Volkswagen AG (Cost $68,226)	373	104,240
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $126,256)	126,256	126,256
Total Investments l 100.4% (Cost $4,716,254)		$5,925,176
Liabilities in Excess of Cash and Other Assets | (0.4)%		(24,312)
Net Assets | 100.0%		$5,900,864

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 100.2%
Australia | 6.0%
Breville Group, Ltd.	231	$4,751
Champion Iron, Ltd. (*)	718	3,004
Charter Hall Long Wale REIT	1,306	4,693
CSL, Ltd.	121	24,383
Domino’s Pizza Enterprises, Ltd.	175	12,808
Fortescue Metals Group, Ltd.	3,085	47,095
Goodman Group REIT	1,010	13,914
Inghams Group, Ltd.	2,281	5,792
Nick Scali, Ltd.	392	2,973
Nine Entertainment Co. Holdings, Ltd.	5,619	11,862
Santos, Ltd.	5,122	27,718
Stockland REIT	1,983	6,648
		165,641
Austria | 0.2%
OMV AG	52	2,638
Raiffeisen Bank International AG	103	2,260
		4,898
Belgium | 1.2%
Ageas SA	563	34,010
China | 1.0%
S-Enjoy Service Group Co., Ltd.	1,000	3,079
SITC International Holdings Co., Ltd.	6,000	20,424
VSTECS Holdings, Ltd.	4,000	3,654
		27,157
Denmark | 3.4%
Coloplast A/S, Class B	120	18,066
Novo Nordisk A/S, Class B	1,074	72,529
Pandora A/S	27	2,893
		93,488
Finland | 1.1%
Nordea Bank Abp	554	5,453
Valmet Oyj	712	25,950
		31,403
France | 8.5%
Air Liquide SA	71	11,600
Amundi SA	35	2,800
Cie de Saint-Gobain	892	52,651
Cie Generale des Etablissements Michelin SCA	240	35,936
Electricite de France SA	690	9,259
Elis SA (*)	125	2,041
Faurecia SE	63	3,358
Hermes International	6	6,644
Description	Shares	Fair Value
L’Oreal SA	86	$32,963
Orange SA	372	4,579
Sartorius Stedim Biotech	27	11,119
Schneider Electric SE	305	46,600
Societe Generale SA	550	14,371
		233,921
Germany | 10.0%
Allianz SE	270	68,737
Continental AG	25	3,302
Daimler AG	666	59,340
Deutsche Bank AG (*)	1,814	21,674
Deutsche Post AG	1,167	63,939
Draegerwerk AG & Co. KGaA (Preference Shares)	37	2,976
HelloFresh SE (*)	31	2,313
Muenchener Rueckversicherungs AG	46	14,168
SAP SE	309	37,844
		274,293
Hong Kong | 2.6%
CK Hutchison Holdings, Ltd.	2,000	15,958
Hongkong Land Holdings, Ltd.	2,200	10,815
Jardine Matheson Holdings, Ltd.	100	6,544
Sun Hung Kai Properties, Ltd.	1,500	22,754
WH Group, Ltd.	18,000	14,616
		70,687
Ireland | 0.1%
Kingspan Group PLC	21	1,780
Italy | 2.4%
Banco BPM SpA	3,351	9,605
Buzzi Unicem SpA	513	13,382
De’ Longhi SpA	71	2,871
Enel SpA	2,813	28,106
Reply SpA	60	7,590
UniCredit SpA	300	3,186
		64,740
Japan | 25.0%
Amada Co., Ltd.	2,100	23,547
Chugai Pharmaceutical Co., Ltd.	100	4,070
Credit Saison Co., Ltd.	400	4,785
Dai Nippon Printing Co., Ltd.	500	10,527
Dai-ichi Life Holdings, Inc.	2,300	39,805
Daikin Industries, Ltd.	100	20,248
Daito Trust Construction Co., Ltd. Sponsored ADR	145	4,227
DCM Holdings Co., Ltd.	500	5,235
East Japan Railway Co. ADR	115	1,367

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
EDION Corp.	600	$6,725
Electric Power Development Co., Ltd.	1,000	17,507
Hitachi Zosen Corp.	2,500	20,181
Honda Motor Co., Ltd.	400	12,040
Japan Petroleum Exploration Co., Ltd.	200	3,709
Japan Post Bank Co., Ltd.	900	8,638
Japan Tobacco, Inc.	900	17,307
Kao Corp.	100	6,625
Kureha Corp.	100	6,927
McDonald’s Holdings Co. Japan, Ltd.	200	9,218
Mitsubishi Estate Co., Ltd.	200	3,507
Murata Manufacturing Co., Ltd.	300	24,188
Nintendo Co., Ltd. ADR	691	48,923
Nishi-Nippon Financial Holdings, Inc.	500	3,587
Nitori Holdings Co., Ltd. ADR	621	12,420
Nitto Denko Corp.	200	17,171
Nitto Denko Corp. ADR	321	13,854
Nomura Holdings, Inc.	2,000	10,572
Nomura Real Estate Holdings, Inc.	200	4,835
Okamura Corp.	300	3,517
Ono Pharmaceutical Co., Ltd.	300	7,858
Open House Co., Ltd.	100	4,277
ORIX Corp.	1,000	16,933
Osaka Gas Co., Ltd.	400	7,821
Sekisui House, Ltd.	1,500	32,264
Seven & I Holdings Co., Ltd.	500	20,206
Shimano, Inc. ADR	409	9,771
Shimizu Corp.	1,500	12,190
Shin-Etsu Chemical Co., Ltd.	33	5,576
Softbank Corp.	3,600	46,851
Suntory Beverage & Food, Ltd.	800	29,788
T&D Holdings, Inc.	1,400	18,177
Taiheiyo Cement Corp.	800	21,105
The 77 Bank, Ltd.	200	2,816
The Okinawa Electric Power Co., Inc.	400	5,616
The Shizuoka Bank, Ltd.	300	2,355
Tohoku Electric Power Co., Inc.	700	6,628
Tokyo Electron, Ltd.	100	42,815
Toray Industries, Inc.	3,300	21,240
Yamaha Corp.	100	5,444
		684,993
Malta | 0.2%
Kindred Group PLC	247	4,342
Netherlands | 5.8%
ASM International NV	92	26,921
Description	Shares	Fair Value
ASML Holding NV	71	$43,305
Eurocommercial Properties NV	197	4,352
Koninklijke Ahold Delhaize NV	605	16,852
NN Group NV	380	18,559
Royal Dutch Shell PLC, A Shares	2,234	43,491
Signify NV	80	4,125
		157,605
New Zealand | 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	669	15,022
Norway | 1.0%
DNB ASA	78	1,661
Yara International ASA	485	25,228
		26,889
Singapore | 1.3%
AEM Holdings, Ltd.	1,500	4,632
BW LPG, Ltd.	389	2,667
DBS Group Holdings, Ltd.	700	15,100
Genting Singapore, Ltd.	5,400	3,701
Oversea-Chinese Banking Corp., Ltd.	900	7,880
UOL Group, Ltd.	400	2,354
		36,334
South Africa | 0.1%
Investec PLC	673	2,034
Spain | 2.3%
Iberdrola SA	1,747	22,523
Industria de Diseno Textil SA	1,211	39,918
Melia Hotels International SA (*)	182	1,353
		63,794
Sweden | 3.5%
Essity AB, Class B	407	12,859
Evolution Gaming Group AB	140	20,621
Fortnox AB	99	4,410
Husqvarna AB, B Shares	1,389	19,980
Lundin Energy AB	49	1,540
Sandvik AB	179	4,892
Skandinaviska Enskilda Banken AB, Class A	820	9,996
Telefonaktiebolaget LM Ericsson, B Shares	1,116	14,762
Thule Group AB	96	4,165
Volvo AB, Class B	51	1,290
		94,515
Switzerland | 8.2%
Credit Suisse Group AG	1,053	11,117
Geberit AG	33	21,004
Logitech International SA	138	14,465
Nestle SA	40	4,458

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Novartis AG	417	$35,622
Partners Group Holding AG	9	11,500
Roche Holding AG	247	79,840
Sonova Holding AG (*)	109	28,875
UBS Group AG	1,062	16,443
		223,324
United Kingdom | 14.3%
AstraZeneca PLC	54	5,385
Barclays PLC	16,958	43,483
British American Tobacco PLC	370	14,152
BT Group PLC (*)	14,974	31,963
Computacenter PLC	167	5,458
GlaxoSmithKline PLC	1,015	18,016
Howden Joinery Group PLC	172	1,739
IMI PLC	142	2,612
Imperial Brands PLC	1,866	38,390
ITV PLC (*)	2,391	3,960
RELX PLC	529	13,271
Rio Tinto PLC	604	46,207
Rio Tinto, Ltd.	129	10,910
Royal Bank of Scotland Group PLC	7,924	21,444
Spirent Communications PLC	1,016	3,342
Standard Chartered PLC	5,578	38,379
Tate & Lyle PLC	1,666	17,623
Unilever PLC	809	45,138
Vodafone Group PLC	16,371	29,792
		391,264
United States | 1.5%
ICON PLC (*)	51	10,015
Stellantis NV	1,811	32,090
		42,105
Total Common Stocks (Cost $2,337,649)		2,744,239
Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class,0.01% (7 day yield) (Cost $21,208)	21,208	21,208
Total Investments | 101.0% (Cost $2,358,857)		$2,765,447
Liabilities in Excess of Cash and Other Assets | (1.0)%		(28,609)
Net Assets | 100.0%		$2,736,838

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 89.2%
Brazil | 2.8%
Lojas Renner SA	45,800	$346,552
Canada | 5.9%
CAE, Inc. (*)	6,437	183,424
Toromont Industries, Ltd.	7,097	543,217
		726,641
China | 9.9%
Autohome, Inc. ADR	2,758	257,239
China Longyuan Power Group Corp., Ltd., Class H	236,000	322,590
Tencent Holdings, Ltd.	8,218	647,882
		1,227,711
France | 11.9%
Engie SA	45,927	652,149
Safran SA	1,653	225,024
Sanofi	5,991	592,138
		1,469,311
Germany | 2.7%
Vonovia SE	5,097	332,927
Hong Kong | 2.9%
ESR Cayman, Ltd. (*)	107,000	351,742
India | 3.6%
Reliance Industries, Ltd. Sponsored GDR (#)	8,084	447,045
Japan | 12.6%
Digital Garage, Inc.	12,100	494,181
Hitachi, Ltd.	14,900	676,855
Ryohin Keikaku Co., Ltd.	16,300	386,323
		1,557,359
Luxembourg | 2.9%
ArcelorMittal SA	12,315	357,368
Mexico | 5.9%
Arca Continental SAB de CV	148,196	731,210
Russia | 2.0%
Fix Price Group, Ltd. GDR (#), (*)	19,435	188,714
Fix Price Group, Ltd. GDR	5,480	53,485
		242,199
South Korea | 5.7%
Samsung Electronics Co., Ltd.	9,707	701,147
Spain | 3.3%
Siemens Gamesa Renewable Energy SA	10,547	408,316
United Kingdom | 11.0%
Anglo American PLC	5,897	231,052
Description	Shares	Fair Value
Coca-Cola European Partners PLC	4,878	$254,436
Prudential PLC	17,787	377,076
RELX PLC	19,744	495,315
		1,357,879
United States | 6.1%
Aon PLC, Class A	1,965	452,166
Medtronic PLC	2,518	297,451
		749,617
Total Common Stocks (Cost $9,546,731)		11,007,024
Preferred Stocks | 7.0%
Brazil | 2.6%
Banco Bradesco SA ADR (Cost $331,340)	69,013	324,361
Germany | 4.4%
Volkswagen AG (Cost $304,364)	1,933	540,203
Total Preferred Stocks (Cost $635,704)		864,564
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class,0.01% (7 day yield) (Cost $420,664)	420,664	420,664
Total Investments | 99.6% (Cost $10,603,099)		$12,292,252
Cash and Other Assets in Excess of Liabilities | 0.4%		48,500
Net Assets | 100.0%		$12,340,752

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 95.3%
Australia | 1.4%
BHP Group PLC	1,337,609	$38,618,503
Canada | 4.4%
CAE, Inc. (*)	565,583	16,116,438
Canadian National Railway Co.	283,368	32,884,849
Suncor Energy, Inc.	1,701,196	35,561,724
TMX Group, Ltd.	323,868	33,654,748
		118,217,759
China | 3.6%
Autohome, Inc. ADR	330,563	30,831,611
China Longyuan Power Group Corp., Ltd., Class H	11,719,000	16,018,788
ENN Energy Holdings, Ltd.	1,595,500	25,630,300
Ping An Insurance (Group) Co. of China, Ltd., Class H	2,097,000	25,043,120
		97,523,819
Denmark | 3.3%
Carlsberg AS, Class B	248,903	38,284,238
Vestas Wind Systems A/S	241,811	49,766,652
		88,050,890
Finland | 2.0%
Nordea Bank Abp	3,494,917	34,396,241
Sampo Oyj, A Shares	435,061	19,660,549
		54,056,790
France | 14.0%
Air Liquide SA	284,038	46,407,654
Alstom SA (*)	814,128	40,606,478
Capgemini SE	152,456	25,949,690
Engie SA	4,630,085	65,745,716
Pernod Ricard SA	179,933	33,777,312
Safran SA	259,670	35,349,144
Sanofi	668,979	66,120,490
Vivendi SE	1,931,445	63,433,157
		377,389,641
Germany | 5.7%
Continental AG	205,871	27,190,441
Infineon Technologies AG	803,207	34,064,275
Merck KGaA	214,311	36,643,702
ProSiebenSat.1 Media SE	1,417,249	28,983,134
Vonovia SE	418,488	27,334,861
		154,216,413
Hong Kong | 1.0%
ESR Cayman, Ltd. (*)	7,886,000	25,923,722
Description	Shares	Fair Value
India | 0.9%
Reliance Industries, Ltd.	882,841	$24,265,738
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	266,038	30,594,370
Israel | 1.1%
Bank Leumi Le-Israel BM (*)	4,517,795	29,783,198
Italy | 2.2%
Enel SpA	5,917,175	59,121,469
Japan | 15.7%
Daiwa House Industry Co., Ltd.	1,331,681	39,130,418
Fujitsu, Ltd.	220,778	32,044,480
Hitachi, Ltd.	1,550,500	70,433,809
Makita Corp.	797,500	34,240,250
Matsumotokiyoshi Holdings Co., Ltd.	393,400	17,565,859
Nexon Co., Ltd.	1,446,382	47,030,108
Nintendo Co., Ltd.	66,900	37,447,082
Ryohin Keikaku Co., Ltd.	1,077,400	25,535,232
Sumitomo Mitsui Financial Group, Inc.	1,022,000	37,162,954
Suzuki Motor Corp.	742,300	33,801,244
Yamaha Corp.	448,200	24,400,392
Z Holdings Corp.	4,739,569	23,664,401
		422,456,229
Mexico | 0.7%
Arca Continental SAB de CV	3,756,012	18,532,440
Netherlands | 5.1%
Akzo Nobel NV	316,410	35,359,860
JDE Peet’s NV	434,891	15,962,577
Koninklijke DSM NV	310,090	52,470,733
Wolters Kluwer NV	367,894	31,980,417
		135,773,587
Norway | 2.4%
Equinor ASA	1,544,405	30,159,845
Telenor ASA	1,971,899	34,720,811
		64,880,656
Portugal | 1.1%
Energias de Portugal SA	1,788,174	10,227,605
Galp Energia SGPS SA	1,750,391	20,343,865
		30,571,470
Singapore | 1.2%
DBS Group Holdings, Ltd.	1,478,820	31,901,005
South Korea | 1.9%
Samsung Electronics Co., Ltd.	702,797	50,763,819
Spain | 1.4%
Banco Santander SA	10,847,647	36,870,815

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Sweden | 2.3%
Hexagon AB, B Shares	245,465	$22,637,072
Sandvik AB	1,398,869	38,227,076
		60,864,148
Switzerland | 5.0%
ABB, Ltd.	2,096,948	63,778,012
Flughafen Zuerich AG (*)	36,755	6,040,449
Novartis AG	759,331	64,864,187
		134,682,648
United Kingdom | 11.5%
3i Group PLC	1,602,312	25,487,555
Anglo American PLC	603,337	23,639,465
Barclays PLC	13,953,266	35,778,214
Informa PLC (*)	3,012,987	23,261,417
Prudential PLC	2,100,832	44,536,625
RELX PLC	2,894,380	72,610,874
Tesco PLC	12,451,493	39,295,722
Unilever PLC	780,740	43,570,321
		308,180,193
United States | 6.3%
Aon PLC, Class A	222,372	51,170,021
Ferguson PLC	329,848	39,423,406
Medtronic PLC	658,193	77,752,339
		168,345,766
Total Common Stocks (Cost $2,006,384,128)		2,561,585,088
Preferred Stocks | 2.5%
Germany | 2.5%
Volkswagen AG (Cost $40,074,557)	238,330	66,604,460
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $25,544,039)	25,544,039	25,544,039
Total Investments | 98.7% (Cost $2,072,002,724)		$2,653,733,587
Cash and Other Assets in Excess of Liabilities | 1.3%		36,275,389
Net Assets | 100.0%		$2,690,008,976

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.8%
Australia | 1.4%
BHP Group, Ltd.	36,010	$1,245,630
Brazil | 2.0%
BB Seguridade Participacoes SA	108,500	467,452
Cia de Saneamento Basico do Estado de Sao Paulo	70,700	517,502
Lojas Renner SA	103,900	786,175
		1,771,129
Canada | 2.8%
Canadian National Railway Co.	8,319	965,419
Suncor Energy, Inc.	71,063	1,485,498
		2,450,917
China | 10.2%
Alibaba Group Holding, Ltd. (*)	24,400	690,472
Autohome, Inc. ADR	10,493	978,682
China Longyuan Power Group Corp., Ltd., Class H	617,000	843,382
ENN Energy Holdings, Ltd.	90,500	1,453,803
Ming Yang Smart Energy Group, Ltd., Class A	137,900	368,679
Ping An Insurance (Group) Co. of China, Ltd., Class H	164,500	1,964,518
Tencent Holdings, Ltd.	32,300	2,546,434
		8,845,970
Denmark | 2.7%
Carlsberg AS, Class B	6,812	1,047,766
Vestas Wind Systems A/S	6,108	1,257,076
		2,304,842
Finland | 1.3%
Sampo Oyj, A Shares	24,239	1,095,368
France | 12.5%
Air Liquide SA	6,640	1,084,879
Alstom SA (*)	22,758	1,135,107
BNP Paribas SA	17,767	1,079,525
Engie SA	129,981	1,845,688
Pernod Ricard SA	4,747	891,114
Safran SA	10,769	1,465,995
Sanofi	19,592	1,936,432
Vivendi SE	44,639	1,466,049
		10,904,789
Germany | 2.7%
Continental AG	3,879	512,319
Knorr-Bremse AG	7,153	892,208
Description	Shares	Fair Value
Merck KGaA	5,629	$962,468
		2,366,995
Hong Kong | 2.0%
ESR Cayman, Ltd. (*)	216,200	710,716
Sands China, Ltd. (*)	206,800	1,037,059
		1,747,775
India | 3.6%
Hero MotoCorp, Ltd.	10,520	419,693
ICICI Bank, Ltd. Sponsored ADR (*)	93,858	1,504,544
Reliance Industries, Ltd.	43,315	1,190,554
		3,114,791
Indonesia | 1.0%
PT Bank Mandiri (Persero) Tbk	763,200	323,768
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	24,172	571,426
		895,194
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	8,666	996,590
Italy | 1.9%
Enel SpA	164,618	1,644,781
Japan | 12.7%
Daiwa House Industry Co., Ltd.	28,200	828,635
Fujitsu, Ltd.	5,700	827,318
Hitachi, Ltd.	35,200	1,599,013
Makita Corp.	26,500	1,137,764
Nintendo Co., Ltd.	2,800	1,567,292
Ryohin Keikaku Co., Ltd.	40,300	955,142
Shimano, Inc.	3,900	931,537
Shin-Etsu Chemical Co., Ltd.	7,600	1,284,138
Sumitomo Mitsui Financial Group, Inc.	31,576	1,148,197
Suzuki Motor Corp.	16,600	755,895
		11,034,931
Mexico | 1.6%
Grupo Financiero Banorte SAB de CV, Class O (*)	241,500	1,360,302
Netherlands | 2.6%
Koninklijke DSM NV	7,381	1,248,949
Wolters Kluwer NV	11,200	973,597
		2,222,546
Norway | 2.1%
Equinor ASA	42,433	828,651
Telenor ASA	58,163	1,024,123
		1,852,774
Russia | 0.5%
Fix Price Group, Ltd. GDR (#), (*)	39,928	387,701

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Fix Price Group, Ltd. GDR	5,034	$49,132
		436,833
Singapore | 1.1%
DBS Group Holdings, Ltd.	44,500	959,951
South Africa | 1.1%
Mr Price Group, Ltd.	76,096	998,234
South Korea | 4.3%
LG Household & Health Care, Ltd.	657	913,283
Samsung Electronics Co., Ltd.	39,366	2,843,450
		3,756,733
Spain | 0.7%
Industria de Diseno Textil SA	18,857	621,584
Sweden | 2.5%
Hexagon AB, B Shares	10,642	981,418
Sandvik AB	45,022	1,230,322
		2,211,740
Switzerland | 5.1%
ABB, Ltd.	67,388	2,049,585
Lonza Group AG	1,319	737,147
Novartis AG	18,890	1,613,637
		4,400,369
United Kingdom | 8.4%
BP PLC	391,273	1,587,457
Prudential PLC	59,012	1,251,026
RELX PLC	81,814	2,052,455
Tesco PLC	345,317	1,089,787
Unilever PLC	23,065	1,287,176
		7,267,901
United States | 6.9%
Accenture PLC, Class A	5,109	1,411,361
Aon PLC, Class A	7,690	1,769,546
Ferguson PLC	8,967	1,071,735
Medtronic PLC	14,402	1,701,309
		5,953,951
Total Common Stocks (Cost $67,420,856)		82,462,620
Description	Shares	Fair Value
Preferred Stocks | 3.9%
Brazil | 1.0%
Banco Bradesco SA ADR	173,092	$813,533
Germany | 2.9%
Volkswagen AG	9,130	2,551,499
Total Preferred Stocks (Cost $2,458,289)		3,365,032
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,978,233)	1,978,233	1,978,233
Total Investments | 101.0% (Cost $71,857,378)		$87,805,885
Liabilities in Excess of Cash and Other Assets | (1.0)%		(862,234)
Net Assets | 100.0%		$86,943,651

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 98.9%
France | 17.9%
Bollore SA	14,525	$70,170
Carrefour SA	5,928	107,391
Credit Agricole SA	8,944	129,532
Engie SA	6,589	93,562
Sanofi	964	95,280
Thales SA	582	57,839
		553,774
Germany | 7.0%
KION Group AG	1,030	101,713
Siemens AG	686	112,656
		214,369
Japan | 24.2%
Bridgestone Corp.	1,800	73,115
Hitachi, Ltd.	2,800	127,194
Nexon Co., Ltd.	1,754	57,032
Ryohin Keikaku Co., Ltd.	3,000	71,102
Shin-Etsu Chemical Co., Ltd.	491	82,962
Sony Corp. Sponsored ADR	776	82,264
Sumitomo Mitsui Financial Group, Inc.	2,600	94,544
Toyota Industries Corp.	986	88,166
Universal Entertainment Corp. (*)	2,885	70,425
		746,804
Macau | 3.2%
SJM Holdings, Ltd.	74,306	97,494
Mexico | 6.1%
Arca Continental SAB de CV	15,537	76,661
Fomento Economico Mexicano SAB de CV Sponsored ADR	1,470	110,735
		187,396
Netherlands | 3.8%
Akzo Nobel NV	1,058	118,235
South Korea | 6.8%
Kangwon Land, Inc. (*)	4,283	95,926
SK Hynix, Inc.	975	114,814
		210,740
Spain | 2.0%
Banco Santander SA	17,670	60,060
Sweden | 2.2%
Sandvik AB	2,525	69,001
Switzerland | 12.4%
Coca-Cola HBC AG	4,145	131,955
Credit Suisse Group AG	8,874	93,689
Description	Shares	Fair Value
Glencore PLC	16,866	$66,081
The Swatch Group AG	310	89,210
		380,935
United Kingdom | 9.6%
Barclays PLC	36,588	93,817
BP PLC	23,590	95,708
Prudential PLC	5,085	107,800
		297,325
United States | 3.7%
Stellantis NV	6,501	114,954
Total Common Stocks (Cost $2,569,299)		3,051,087
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $145,557)	145,557	145,557
Total Investments | 103.6% (Cost $2,714,856)		$3,196,644
Liabilities in Excess of Cash and Other Assets | (3.6)%		(109,618)
Net Assets | 100.0%		$3,087,026

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.5%
Canada | 9.1%
BRP, Inc.	6,125	$531,106
Dollarama, Inc.	11,694	516,632
National Bank of Canada	8,016	544,542
Toromont Industries, Ltd.	10,830	828,947
		2,421,227
China | 7.9%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	4,546	1,030,714
Tencent Holdings, Ltd.	13,600	1,072,183
		2,102,897
Denmark | 6.1%
Coloplast A/S, Class B	2,655	399,710
Demant A/S (*)	13,105	555,958
Genmab A/S (*)	2,022	664,560
		1,620,228
France | 7.4%
Legrand SA	5,575	518,699
LVMH Moet Hennessy Louis Vuitton SE	1,188	791,673
Pernod Ricard SA	3,466	650,643
		1,961,015
Germany | 4.8%
SAP SE	5,164	632,456
Scout24 AG	8,574	650,572
		1,283,028
Hong Kong | 2.3%
AIA Group, Ltd.	49,400	600,976
India | 3.8%
HDFC Bank, Ltd. ADR (*)	13,052	1,014,010
Israel | 1.9%
Check Point Software Technologies, Ltd. (*)	4,477	501,290
Japan | 9.3%
Pigeon Corp.	8,800	333,498
Shimano, Inc.	1,600	382,169
SMS Co., Ltd.	16,500	505,576
Toei Animation Co., Ltd.	7,900	849,766
Workman Co., Ltd.	5,500	394,504
		2,465,513
Netherlands | 6.1%
ASML Holding NV	1,902	1,160,103
Wolters Kluwer NV	5,308	461,416
		1,621,519
Description	Shares	Fair Value
Norway | 1.7%
Gjensidige Forsikring ASA	18,704	$439,134
South Africa | 2.0%
Clicks Group, Ltd.	31,943	520,674
South Korea | 2.0%
LG Household & Health Care, Ltd.	387	537,961
Spain | 1.2%
Industria de Diseno Textil SA	9,876	325,543
Sweden | 5.0%
Assa Abloy AB, Class B	24,785	711,751
Hexagon AB, B Shares	6,773	624,614
		1,336,365
Switzerland | 3.4%
Partners Group Holding AG	717	916,153
Taiwan | 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,046	1,069,961
United Kingdom | 15.6%
Dechra Pharmaceuticals PLC	8,826	417,410
Diageo PLC	15,089	620,549
Intertek Group PLC	5,753	444,411
London Stock Exchange Group PLC	5,558	531,929
Prudential PLC	27,298	578,705
RELX PLC	31,390	788,632
Unilever PLC	13,529	754,852
		4,136,488
United States | 2.9%
Aon PLC, Class A	3,327	765,576
Total Common Stocks (Cost $23,254,625)		25,639,558
Preferred Stocks | 1.8%
Brazil | 1.8%
Banco Bradesco SA ADR (Cost $495,876)	105,046	493,716
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $554,391)	554,391	554,391
Total Investments | 100.4% (Cost $24,304,892)		$26,687,665
Liabilities in Excess of Cash and Other Assets | (0.4)%		(117,007)
Net Assets | 100.0%		$26,570,658

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.7%
Australia | 2.3%
AUB Group, Ltd.	30,141	$441,951
Bravura Solutions, Ltd.	129,232	252,342
carsales.com, Ltd.	13,824	187,759
		882,052
Austria | 1.5%
BAWAG Group AG	11,112	574,103
Belgium | 2.7%
Barco NV	11,972	280,842
Fagron	15,737	349,261
Shurgard Self Storage SA	9,358	426,271
		1,056,374
Canada | 3.7%
Stelco Holdings, Inc.	35,669	799,551
The Descartes Systems Group, Inc. (*)	4,172	254,530
WPT Industrial Real Estate Investment Trust	25,403	383,585
		1,437,666
Denmark | 1.4%
Royal Unibrew A/S	5,049	528,094
Finland | 2.9%
Altia Oyj	31,790	396,785
Kemira Oyj	26,040	400,090
Kojamo Oyj	17,070	334,021
		1,130,896
France | 0.7%
Gaztransport Et Technigaz SA	3,514	280,274
Germany | 13.2%
Aroundtown SA	68,425	487,047
CompuGroup Medical SE & Co. KgaA	4,210	355,733
Covestro AG	8,774	589,961
Dermapharm Holding SE	10,138	725,434
flatexDEGIRO AG (*)	11,120	1,028,691
Friedrich Vorwerk Group SE	3,232	191,214
JOST Werke AG	9,609	608,568
LEG Immobilien SE	3,123	410,757
PATRIZIA AG	12,965	328,399
Teamviewer AG (*)	9,251	395,288
		5,121,092
Greece | 1.5%
JUMBO SA	17,527	321,416
Terna Energy SA	17,823	263,389
		584,805
Description	Shares	Fair Value
Hong Kong | 1.0%
ESR Cayman, Ltd. (*)	114,200	$375,411
India | 0.4%
Jubilant Pharmova, Ltd. (*)	18,251	170,156
Ireland | 1.2%
Dalata Hotel Group PLC (*)	91,056	451,191
Italy | 3.4%
Banca Generali SpA	11,529	407,077
Italgas SpA	72,512	471,584
Tinexta Spa	15,889	421,787
		1,300,448
Japan | 23.5%
Ariake Japan Co., Ltd.	6,500	394,580
ARTERIA Networks Corp.	26,600	395,229
Bell System24 Holdings, Inc.	21,200	363,007
Broadleaf Co., Ltd.	49,500	243,405
Daiseki Co., Ltd.	12,900	467,893
Digital Garage, Inc.	9,600	392,077
DTS Corp.	17,600	403,350
GMO internet, Inc.	12,700	368,063
Industrial & Infrastructure Fund Investment Corp. REIT	236	405,333
JAFCO Group Co., ltd.	10,100	602,248
Japan Lifeline Co., Ltd.	25,500	323,553
Nippon Shinyaku Co., Ltd.	3,200	238,306
Open House Co., Ltd.	10,700	457,652
Relo Group, Inc.	14,800	314,199
Roland Corp.	12,400	449,158
Sanwa Holdings Corp.	31,200	409,927
Seria Co., Ltd.	12,400	432,483
TechnoPro Holdings, Inc.	5,845	489,876
Trend Micro, Inc.	6,300	315,808
Trusco Nakayama Corp.	13,600	361,519
Tsuruha Holdings, Inc.	3,100	399,468
USS Co., Ltd.	19,900	389,969
Zenkoku Hosho Co., Ltd.	10,342	476,303
		9,093,406
Jersey | 1.6%
JTC PLC	71,790	611,799
Luxembourg | 1.0%
Stabilus SA	5,385	378,904
Netherlands | 7.2%
Aalberts NV	10,108	512,253
Arcadis NV	16,426	669,339
ASM International NV	3,349	979,971
Meltwater Holding BV	26,553	152,181

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Van Lanschot Kempen NV	17,060	$477,192
		2,790,936
New Zealand | 1.1%
Freightways, Ltd.	54,754	431,659
Norway | 0.9%
Crayon Group Holding ASA (*)	21,726	341,436
Russia | 0.3%
Fix Price Group, Ltd. GDR (#), (*)	11,309	109,810
Singapore | 0.9%
XP Power, Ltd.	5,595	362,485
Spain | 1.8%
Bankinter SA	62,998	437,500
Merlin Properties Socimi SA REIT	27,266	278,615
		716,115
Sweden | 5.0%
Getinge AB, B Shares	13,144	364,730
Karnov Group AB	96,310	575,491
Lindab International AB	18,581	375,471
Nordnet AB publ	11,591	187,129
Stillfront Group AB (*)	44,800	414,186
		1,917,007
Switzerland | 1.2%
Swissquote Group Holding SA	3,471	448,007
United Kingdom | 16.4%
Ascential PLC (*)	52,439	243,234
Auto Trader Group PLC (*)	59,314	453,468
Bellway PLC	10,021	470,231
Britvic PLC	32,098	370,571
Bytes Technology Group PLC	44,971	247,609
Dechra Pharmaceuticals PLC	5,745	271,700
Electrocomponents PLC	37,331	511,172
GB Group PLC	18,845	220,379
JD Sports Fashion PLC (*)	42,147	479,292
Jet2 PLC (*)	25,176	440,171
Pennon Group PLC	38,977	523,976
Polypipe Group PLC	72,546	555,096
Smart Metering Systems PLC	37,105	424,541
Synthomer PLC	99,922	639,315
The Weir Group PLC (*)	19,816	485,273
		6,336,028
United States | 0.9%
Nexteer Automotive Group, Ltd.	281,000	346,572
Total Common Stocks (Cost $29,094,442)		37,776,726
Description	Shares	Fair Value
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $712,788)	712,788	$712,788
Total Investments | 99.5% (Cost $29,807,230)		$38,489,514
Cash and Other Assets in Excess of Liabilities | 0.5%		192,565

Net Assets | 100.0%		$38,682,079

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 91.8%
Brazil | 0.7%
Lojas Renner SA	5,795,200	$43,850,225
Canada | 7.8%
CAE, Inc. (*)	6,186,752	176,293,140
National Bank of Canada	1,915,330	130,111,978
Suncor Energy, Inc.	4,511,747	94,313,355
TMX Group, Ltd.	744,599	77,375,017
		478,093,490
China | 4.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	277,671	62,956,346
Autohome, Inc. ADR	436,990	40,758,057
China Longyuan Power Group Corp., Ltd., Class H	28,891,000	39,491,322
Kingsoft Cloud Holdings, Ltd. ADR	589,327	23,172,338
Ming Yang Smart Energy Group, Ltd., Class A	12,720,538	34,008,658
Ping An Bank Co., Ltd., Class A	16,173,482	54,243,332
		254,630,053
Denmark | 3.0%
Carlsberg AS, Class B	773,219	118,930,265
Genmab A/S (*)	191,008	62,777,588
		181,707,853
Finland | 1.7%
Sampo Oyj, A Shares	2,244,854	101,445,686
France | 11.5%
Alstom SA (*)	1,415,737	70,613,090
Engie SA	9,676,554	137,403,951
Pernod Ricard SA	577,206	108,354,037
Safran SA	553,106	75,294,890
Sanofi	1,750,509	173,016,660
Vivendi SE	4,280,537	140,582,816
		705,265,444
Germany | 2.3%
Infineon Technologies AG	1,722,834	73,065,961
Vonovia SE	1,030,374	67,302,122
		140,368,083
Hong Kong | 2.4%
ESR Cayman, Ltd. (*)	24,195,000	79,536,451
Sands China, Ltd. (*)	13,690,800	68,656,469
		148,192,920
India | 1.2%
Housing Development Finance Corp., Ltd.	2,063,552	70,765,831
Description	Shares	Fair Value
Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR (*)	700,000	$80,500,000
Israel | 1.7%
Bank Leumi Le-Israel BM (*)	15,539,792	102,444,820
Italy | 2.2%
Enel SpA	13,593,316	135,817,652
Japan | 11.3%
BayCurrent Consulting, Inc.	366,300	84,031,971
Daikin Industries, Ltd.	276,100	55,904,100
FANUC Corp.	335,400	79,820,227
Makita Corp.	2,808,791	120,593,989
Nexon Co., Ltd.	3,014,635	98,022,935
Nintendo Co., Ltd.	209,050	117,015,135
Suzuki Motor Corp.	1,850,072	84,244,557
Yamaha Corp.	911,572	49,626,761
		689,259,675
Mexico | 1.0%
Arca Continental SAB de CV	11,808,700	58,264,997
Netherlands | 1.9%
Akzo Nobel NV	524,691	58,635,947
JDE Peet’s NV	1,507,297	55,324,999
		113,960,946
Poland | 0.5%
InPost SA	2,042,272	33,447,849
Portugal | 0.8%
Energias de Portugal SA	8,383,287	47,948,885
Spain | 5.3%
Bankinter SA	12,002,661	83,354,403
Industria de Diseno Textil SA	3,777,328	124,512,258
Siemens Gamesa Renewable Energy SA	2,992,256	115,842,082
		323,708,743
Sweden | 1.0%
Hexagon AB, B Shares	661,649	61,018,052
Switzerland | 5.5%
ABB, Ltd.	4,708,436	143,205,595
Idorsia, Ltd. (*)	910,834	24,425,487
Julius Baer Group, Ltd.	1,668,068	106,581,879
Partners Group Holding AG	50,740	64,833,469
		339,046,430
United Kingdom | 17.6%
Coca-Cola European Partners PLC	2,984,603	154,693,743
Compass Group PLC (*)	3,147,969	63,451,490
Informa PLC (*)	15,768,784	121,741,072
InterContinental Hotels Group PLC (*)	644,952	44,367,112
Linde PLC	236,382	66,204,184

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Prudential PLC	6,407,396	$135,833,705
RELX PLC	8,055,272	202,081,392
Rio Tinto PLC	2,285,122	174,816,058
Tesco PLC	28,801,118	90,893,575
THG PLC	2,521,939	21,680,069
		1,075,762,400
United States | 6.9%
Accenture PLC, Class A	387,280	106,986,100
Aon PLC, Class A	726,956	167,279,845
Medtronic PLC	1,277,596	150,922,416
		425,188,361
Total Common Stocks (Cost $4,224,709,174)		5,610,688,395
Preferred Stocks | 4.6%
Brazil | 0.7%
Banco Bradesco SA	8,276,400	39,362,765
Germany | 3.9%
Volkswagen AG	862,745	241,105,461
Total Preferred Stocks (Cost $193,870,249)		280,468,226
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $204,321,993)	204,321,993	204,321,993
Total Investments | 99.7% (Cost $4,622,901,416)		$6,095,478,614
Cash and Other Assets in Excess of Liabilities | 0.3%		20,171,019
Net Assets | 100.0%		$6,115,649,633

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 98.1%
Australia | 1.2%
Ansell, Ltd.	2,173	$64,935
Charter Hall Long Wale REIT	18,605	66,863
CSL, Ltd.	591	119,095
Fortescue Metals Group, Ltd.	3,081	47,034
		297,927
Belgium | 0.9%
Cofinimmo SA REIT	416	60,612
Etablissements Franz Colruyt NV	1,882	112,255
Proximus SADP	2,838	61,784
		234,651
Canada | 4.1%
Allied Properties Real Estate Investment Trust	2,009	64,968
Constellation Software, Inc.	68	94,965
Empire Co., Ltd., Class A	9,243	288,168
Hydro One, Ltd.	3,728	86,830
Metro, Inc.	2,480	113,136
Quebecor, Inc., Class B	7,450	200,018
Rogers Communications, Inc., Class B	3,896	179,656
		1,027,741
Denmark | 1.7%
Coloplast A/S, Class B	648	97,556
Novo Nordisk A/S, Class B	4,806	324,559
		422,115
Finland | 0.2%
Elisa Oyj	971	58,258
France | 1.4%
Cie Generale des Etablissements Michelin SCA	442	66,182
La Francaise des Jeux SAEM	1,544	70,115
Orange SA	11,520	141,804
Sartorius Stedim Biotech	166	68,365
		346,466
Hong Kong | 2.0%
CLP Holdings, Ltd.	10,500	102,012
Hysan Development Co., Ltd.	16,000	62,598
Jardine Matheson Holdings, Ltd.	900	58,901
Sun Hung Kai Properties, Ltd.	18,000	273,044
		496,555
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	57,777	61,859
Description	Shares	Fair Value
Japan | 16.4%
Activia Properties, Inc. REIT	14	$61,544
Advance Residence Investment Corp. REIT	55	172,581
Ajinomoto Co., Inc.	6,500	133,323
Benesse Holdings, Inc.	3,800	80,037
Chubu Electric Power Co., Inc.	5,300	68,413
Dai-ichi Life Holdings, Inc.	3,200	55,381
Daito Trust Construction Co., Ltd.	1,600	186,136
Daiwa Securities Living Investments Corp. REIT	111	109,004
DCM Holdings Co., Ltd.	14,100	147,616
Electric Power Development Co., Ltd.	8,100	141,809
Fuji Media Holdings, Inc.	4,300	52,806
FUJIFILM Holdings Corp.	1,100	65,516
Hitachi Zosen Corp.	28,100	226,833
ITOCHU Corp.	3,700	120,290
Japan Logistics Fund, Inc. REIT	49	138,001
Japan Post Bank Co., Ltd.	35,200	337,849
Japan Post Holdings Co., Ltd.	12,300	110,024
Japan Real Estate Investment Corp.	21	124,080
K’s Holdings Corp.	6,100	84,013
KDDI Corp.	2,100	64,527
Kyudenko Corp.	2,000	76,459
McDonald’s Holdings Co. Japan, Ltd.	4,800	221,234
Nintendo Co., Ltd.	200	111,949
Osaka Gas Co., Ltd.	6,900	134,907
Rengo Co., Ltd.	6,400	55,662
Sankyo Co., Ltd.	2,200	58,258
Seven & I Holdings Co., Ltd.	2,000	80,824
Shimano, Inc.	300	71,657
Shimizu Corp.	12,100	98,334
Sumitomo Mitsui Trust Holdings, Inc.	1,600	55,694
Sumitomo Osaka Cement Co., Ltd.	2,400	76,663
Teijin, Ltd.	2,800	48,242
The Hachijuni Bank, Ltd.	19,700	71,619
The Kansai Electric Power Co., Inc.	10,500	113,967
Tohoku Electric Power Co., Inc.	20,100	190,317
Tokyo Gas Co., Ltd.	9,400	208,924
		4,154,493
Netherlands | 1.5%
Flow Traders	1,432	59,879
Koninklijke Ahold Delhaize NV	6,896	192,081
Wolters Kluwer NV	1,359	118,136
		370,096
New Zealand | 0.7%
Fisher & Paykel Healthcare Corp., Ltd., Class C	8,171	183,471

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Norway | 1.8%
Orkla ASA	21,532	$211,114
Telenor ASA	10,275	180,920
Yara International ASA	1,331	69,234
		461,268
Singapore | 0.3%
Singapore Exchange, Ltd.	9,300	69,087
Spain | 0.4%
Corporacion Financiera Alba SA	395	19,612
Iberdrola SA	7,181	92,581
		112,193
Sweden | 0.9%
Axfood AB	5,417	129,487
Telefonaktiebolaget LM Ericsson, B Shares	7,079	93,640
		223,127
Switzerland | 3.2%
Credit Suisse Group AG	4,973	52,504
Kuehne + Nagel International AG	601	171,489
Roche Holding AG	1,116	360,735
Swisscom AG	326	174,884
UBS Group AG	4,139	64,085
		823,697
United Kingdom | 3.0%
BT Group PLC (*)	29,645	63,280
Genus PLC	773	51,777
GlaxoSmithKline PLC	3,908	69,368
HSBC Holdings PLC	16,469	96,063
Imperial Brands PLC	3,918	80,607
J Sainsbury PLC	57,965	193,822
Rio Tinto PLC	716	54,775
Rio Tinto, Ltd.	517	43,724
Standard Chartered PLC	7,242	49,829
Vodafone Group PLC	28,213	51,342
		754,587
United States | 58.2%
3M Co.	666	128,325
Accenture PLC, Class A	424	117,130
Activision Blizzard, Inc.	626	58,218
Aflac, Inc.	1,259	64,436
Agilent Technologies, Inc.	560	71,198
Altria Group, Inc.	1,720	87,995
Amdocs, Ltd.	620	43,493
Ameren Corp.	646	52,559
American Tower Corp. REIT	335	80,085
Description	Shares	Fair Value
American Water Works Co., Inc.	512	$76,759
AmerisourceBergen Corp.	1,080	127,516
Amgen, Inc.	359	89,323
Aon PLC, Class A	556	127,941
Apartment Investment and Management Co. REIT, Class A	12,166	74,699
AptarGroup, Inc.	1,392	197,205
AT&T, Inc.	3,439	104,099
Atmos Energy Corp.	1,276	126,133
Automatic Data Processing, Inc.	1,412	266,120
AutoZone, Inc. (*)	50	70,215
Avery Dennison Corp.	356	65,379
Berkshire Hathaway, Inc. Class B (*)	504	128,757
Best Buy Co., Inc.	609	69,919
Booz Allen Hamilton Holding Corp.	2,314	186,346
Bristol-Myers Squibb Co.	807	50,946
Campbell Soup Co.	1,807	90,838
Cboe Global Markets, Inc.	637	62,866
Centene Corp. (*)	942	60,203
Charter Communications, Inc., Class A (*)	78	48,128
Chubb, Ltd.	284	44,863
Cisco Systems, Inc.	3,564	184,294
Colgate-Palmolive Co.	3,969	312,876
Comcast Corp., Class A	915	49,511
Costco Wholesale Corp.	350	123,368
CVS Health Corp.	2,480	186,570
Dolby Laboratories, Inc., Class A	913	90,131
Dollar General Corp.	1,524	308,793
Dominion Energy, Inc.	838	63,654
Domino’s Pizza, Inc.	424	155,943
DTE Energy Co.	480	63,907
Duke Energy Corp.	1,039	100,295
Eli Lilly & Co.	704	131,521
Evergy, Inc.	1,148	68,340
Exlservice Holdings, Inc. (*)	744	67,079
Extra Space Storage, Inc. REIT	453	60,045
FTI Consulting, Inc. (*)	468	65,571
General Mills, Inc.	1,962	120,310
Gilead Sciences, Inc.	1,511	97,656
Graco, Inc.	1,481	106,069
Hormel Foods Corp.	3,106	148,405
Humana, Inc.	151	63,307
Huntington Ingalls Industries, Inc.	346	71,224
IDEXX Laboratories, Inc. (*)	147	71,929
Intel Corp.	924	59,136
Intuit, Inc.	167	63,971
Jack Henry & Associates, Inc.	799	121,224

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
JB Hunt Transport Services, Inc.	494	$83,027
Johnson & Johnson	2,105	345,957
Kellogg Co.	4,047	256,175
Keysight Technologies, Inc. (*)	705	101,097
Kimberly-Clark Corp.	2,257	313,836
Lockheed Martin Corp.	668	246,826
Martin Marietta Materials, Inc.	179	60,112
McDonald’s Corp.	231	51,776
McKesson Corp.	396	77,236
MDU Resources Group, Inc.	2,409	76,148
Merck & Co., Inc.	3,522	271,511
Mettler-Toledo International, Inc. (*)	57	65,874
Microsoft Corp.	226	53,284
ModivCare, Inc. (*)	362	53,619
Moody’s Corp.	203	60,618
Motorola Solutions, Inc.	320	60,176
MYR Group, Inc. (*)	923	66,151
Newmont Corp.	1,486	89,561
Northrop Grumman Corp.	579	187,388
O’Reilly Automotive, Inc. (*)	108	54,783
Old Republic International Corp.	4,356	95,135
Oracle Corp.	2,590	181,740
Paychex, Inc.	1,167	114,389
PepsiCo, Inc.	1,610	227,735
Philip Morris International, Inc.	1,371	121,663
Portland General Electric Co.	1,302	61,806
Public Storage REIT	795	196,174
QUALCOMM, Inc.	435	57,677
Quanta Services, Inc.	1,216	106,984
Quest Diagnostics, Inc.	670	85,988
Realty Income Corp. REIT	943	59,881
Republic Services, Inc.	3,065	304,508
ResMed, Inc.	268	51,997
S&P Global, Inc.	395	139,384
SBA Communications Corp. REIT	236	65,502
Service Corp. International	3,988	203,587
Sirius XM Holdings, Inc.	10,230	62,301
Southwest Gas Holdings, Inc.	3,092	212,451
Stepan Co.	503	63,936
STERIS PLC	443	84,383
Synopsys, Inc. (*)	202	50,052
Target Corp.	1,574	311,762
Texas Instruments, Inc.	340	64,257
The Allstate Corp.	918	105,478
The Bank of New York Mellon Corp.	2,857	135,108
The Clorox Co.	1,484	286,234
Description	Shares	Fair Value
The Hanover Insurance Group, Inc.	740	$95,800
The Hartford Financial Services Group, Inc.	1,185	79,146
The Hershey Co.	1,060	167,650
The Home Depot, Inc.	270	82,418
The J.M. Smucker Co.	510	64,530
The Kroger Co.	3,244	116,752
The Procter & Gamble Co.	2,391	323,813
Thermo Fisher Scientific, Inc.	401	183,008
Tractor Supply Co.	558	98,811
United Therapeutics Corp. (*)	402	67,243
UnitedHealth Group, Inc.	188	69,949
Verizon Communications, Inc.	6,484	377,045
Viatris, Inc. (*)	2,852	39,842
Walmart, Inc.	2,268	308,062
Waste Management, Inc.	1,121	144,631
Waters Corp. (*)	306	86,956
WD-40 Co.	323	98,896
WEC Energy Group, Inc.	1,967	184,092
Werner Enterprises, Inc.	1,201	56,651
West Pharmaceutical Services, Inc.	330	92,987
Xcel Energy, Inc.	1,328	88,325
Zoetis, Inc.	890	140,157
		14,718,854
Total Common Stocks (Cost $22,938,109)		24,816,445
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $505,796)	505,796	505,796
Total Investments | 100.1% (Cost $23,443,905) (»)		$25,322,241
Liabilities in Excess of Cash and Other Assets | (0.1)%		(14,605)
Net Assets | 100.0%		$25,307,636

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 98.9%
Building Products | 2.9%
Armstrong World Industries, Inc.	607,411	$54,721,657
Capital Markets | 8.8%
Intercontinental Exchange, Inc.	757,540	84,602,067
S&P Global, Inc.	232,479	82,034,865
		166,636,932
Commercial Services & Supplies | 4.4%
Waste Management, Inc.	646,363	83,393,754
Construction Materials | 3.4%
Vulcan Materials Co.	384,838	64,941,412
Distributors | 2.2%
LKQ Corp. (*)	985,976	41,736,364
Electronic Equipment, Instruments & Components | 3.6%
CDW Corp.	137,772	22,835,709
Zebra Technologies Corp., Class A (*)	94,521	45,859,699
		68,695,408
Entertainment | 0.7%
Electronic Arts, Inc.	93,197	12,616,078
Equity Real Estate Investment Trusts (REITs) | 9.2%
Crown Castle International Corp., REIT	423,781	72,945,424
Public Storage REIT	411,424	101,522,986
		174,468,410
Food & Staples Retailing | 2.5%
Sysco Corp.	611,108	48,118,644
Health Care Equipment & Supplies | 12.3%
Baxter International, Inc.	943,026	79,534,813
Medtronic PLC	1,302,175	153,825,933
		233,360,746
Hotels, Restaurants & Leisure | 6.1%
McDonald’s Corp.	349,224	78,275,067
Starbucks Corp.	347,225	37,941,276
		116,216,343
Interactive Media & Services | 8.3%
Alphabet, Inc., Class A (*)	75,918	156,582,393
IT Services | 11.4%
Fiserv, Inc. (*)	1,161,091	138,216,273
VeriSign, Inc. (*)	113,505	22,560,254
Visa, Inc., Class A	263,735	55,840,611
		216,617,138
Leisure Products | 0.3%
Brunswick Corp.	69,975	6,673,516
Description	Shares	Fair Value
Life Sciences Tools & Services | 2.4%
Sotera Health Co.	1,861,463	$46,462,116
Multiline Retail | 3.7%
Dollar Tree, Inc. (*)	609,645	69,779,967
Road & Rail | 1.9%
Norfolk Southern Corp.	136,776	36,727,091
Semiconductors & Semiconductor Equipment | 10.7%
Analog Devices, Inc.	801,797	124,342,679
Skyworks Solutions, Inc.	424,772	77,937,166
		202,279,845
Specialty Retail | 4.1%
Lowe’s Cos., Inc.	404,920	77,007,686
Total Common Stocks (Cost $1,242,698,331)		1,877,035,500
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $22,497,842)	22,497,842	22,497,842
Total Investments | 100.1% (Cost $1,265,196,173)		$1,899,533,342
Liabilities in Excess of Cash and Other Assets | (0.1)%		(2,535,269)
Net Assets | 100.0%		$1,896,998,073

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 97.8%
Auto Components | 1.1%
Aptiv PLC (*)	5,402	$744,936
Banks | 6.4%
Bank of America Corp.	86,771	3,357,170
Commerce Bancshares, Inc.	12,413	950,960
		4,308,130
Beverages | 3.1%
The Coca-Cola Co.	39,194	2,065,916
Capital Markets | 4.4%
Intercontinental Exchange, Inc.	26,345	2,942,210
Commercial Services & Supplies | 3.9%
Waste Management, Inc.	20,635	2,662,328
Communications Equipment | 2.4%
Cisco Systems, Inc.	31,650	1,636,621
Consumer Finance | 4.2%
American Express Co.	19,817	2,802,916
Food & Staples Retailing | 2.2%
Sysco Corp.	19,190	1,511,021
Health Care Equipment & Supplies | 9.4%
Danaher Corp.	10,980	2,471,378
Medtronic PLC	32,446	3,832,846
		6,304,224
Hotels, Restaurants & Leisure | 6.5%
McDonald’s Corp.	12,665	2,838,733
Starbucks Corp.	14,360	1,569,117
		4,407,850
Industrial Conglomerates | 4.3%
Honeywell International, Inc.	13,256	2,877,480
Insurance | 2.9%
Marsh & McLennan Cos., Inc.	16,206	1,973,891
Interactive Media & Services | 7.9%
Alphabet, Inc., Class A (*)	2,565	5,290,364
IT Services | 5.4%
Visa, Inc., Class A	17,075	3,615,290
Life Sciences Tools & Services | 2.2%
IQVIA Holdings, Inc. (*)	7,675	1,482,349
Multiline Retail | 2.7%
Dollar General Corp.	8,847	1,792,579
Pharmaceuticals | 5.6%
Johnson & Johnson	23,053	3,788,761
Road & Rail | 4.5%
Norfolk Southern Corp.	11,243	3,018,970
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 4.7%
Analog Devices, Inc.	20,491	$3,177,744
Software | 8.9%
Adobe, Inc. (*)	2,129	1,012,063
Microsoft Corp.	21,066	4,966,731
		5,978,794
Specialty Retail | 5.1%
Lowe’s Cos., Inc.	18,224	3,465,840
Total Common Stocks (Cost $46,564,336)		65,848,214
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,544,947)	1,544,947	1,544,947
Total Investments | 100.1% (Cost $48,109,283)		$67,393,161
Liabilities in Excess of Cash and Other Assets | (0.1)%		(68,691)
Net Assets | 100.0%		$67,324,470

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 98.3%
Aerospace & Defense | 2.2%
Curtiss-Wright Corp.	14,376	$1,704,994
HEICO Corp.	6,074	764,109
		2,469,103
Air Freight & Logistics | 0.9%
Echo Global Logistics, Inc. (*)	32,535	1,021,924
Airlines | 0.9%
Alaska Air Group, Inc. (*)	15,614	1,080,645
Auto Components | 0.9%
Gentherm, Inc. (*)	13,202	978,400
Banks | 9.2%
Citizens Financial Group, Inc.	29,293	1,293,286
Commerce Bancshares, Inc.	20,960	1,605,746
East West Bancorp, Inc.	19,862	1,465,816
Home BancShares, Inc.	90,340	2,443,697
Pinnacle Financial Partners, Inc.	22,572	2,001,233
Prosperity Bancshares, Inc. NA	23,106	1,730,408
		10,540,186
Biotechnology | 3.9%
Emergent Biosolutions, Inc. (*)	9,301	864,156
Exelixis, Inc. (*)	77,239	1,744,829
United Therapeutics Corp. (*)	11,187	1,871,249
		4,480,234
Building Products | 2.8%
Armstrong World Industries, Inc.	17,360	1,563,962
PGT Innovations, Inc. (*)	64,423	1,626,681
		3,190,643
Capital Markets | 2.0%
Fortress Value Acquisition Corp., Class A (*)	114,398	1,140,548
Morningstar, Inc.	5,051	1,136,677
		2,277,225
Chemicals | 2.2%
Ingevity Corp. (*)	19,724	1,489,754
Innospec, Inc.	10,005	1,027,413
		2,517,167
Communications Equipment | 2.9%
Ciena Corp. (*)	24,863	1,360,504
F5 Networks, Inc. (*)	9,668	2,016,938
		3,377,442
Construction & Engineering | 1.3%
Valmont Industries, Inc.	6,104	1,450,738
Description	Shares	Fair Value
Construction Materials | 1.7%
Eagle Materials, Inc.	14,150	$1,901,901
Containers & Packaging | 2.4%
Avery Dennison Corp.	7,090	1,302,079
Graphic Packaging Holding Co.	80,315	1,458,520
		2,760,599
Electrical Equipment | 1.9%
Atkore, Inc. (*)	12,926	929,379
EnerSys	14,113	1,281,461
		2,210,840
Electronic Equipment, Instruments & Components | 1.1%
Zebra Technologies Corp., Class A (*)	2,718	1,318,719
Energy Equipment & Services | 2.2%
Cactus, Inc., Class A	50,975	1,560,855
Liberty Oilfield Services, Inc., Class A (*)	88,939	1,004,121
		2,564,976
Equity Real Estate Investment Trusts (REITs) | 7.4%
Alexandria Real Estate Equities, Inc., REIT	9,522	1,564,464
Brixmor Property Group, Inc. REIT	72,873	1,474,221
Camden Property Trust REIT	12,691	1,394,868
Hudson Pacific Properties, Inc., REIT	26,621	722,228
PS Business Parks, Inc., REIT	12,613	1,949,717
Summit Hotel Properties, Inc. REIT (*)	142,610	1,448,918
		8,554,416
Food & Staples Retailing | 2.9%
Casey’s General Stores, Inc.	7,523	1,626,397
US Foods Holding Corp. (*)	44,813	1,708,272
		3,334,669
Gas Utilities | 1.6%
New Jersey Resources Corp.	45,970	1,832,824
Health Care Equipment & Supplies | 2.2%
Ortho Clinical Diagnostics Holdings PLC	52,527	1,013,508
STERIS PLC	7,908	1,506,316
		2,519,824
Health Care Providers & Services | 1.5%
Henry Schein, Inc. (*)	24,121	1,670,138
Hotels, Restaurants & Leisure | 1.7%
Wyndham Hotels & Resorts, Inc.	27,426	1,913,786
Household Durables | 1.7%
Helen of Troy, Ltd. (*)	3,391	714,348
Leggett & Platt, Inc.	26,846	1,225,520
		1,939,868
Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	9,772	1,608,276

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 5.1%
Arch Capital Group, Ltd. (*)	52,845	$2,027,663
Brown & Brown, Inc.	38,938	1,779,856
MetroMile, Inc. (*)	54,207	557,790
Reinsurance Group of America, Inc.	11,818	1,489,659
		5,854,968
Interactive Media & Services | 1.9%
Cars.com, Inc. (*)	117,117	1,517,836
MediaAlpha, Inc., Class A	20,163	714,375
		2,232,211
IT Services | 0.9%
Amdocs, Ltd.	14,466	1,014,790
Leisure Products | 2.5%
Brunswick Corp.	10,952	1,044,492
Hasbro, Inc.	18,845	1,811,382
		2,855,874
Life Sciences Tools & Services | 4.9%
Adaptive Biotechnologies Corp. (*)	36,057	1,451,655
Charles River Laboratories International, Inc. (*)	5,584	1,618,411
ICON PLC (*)	6,245	1,226,331
Maravai LifeSciences Holdings, Inc., Class A	37,996	1,354,177
		5,650,574
Machinery | 3.8%
Altra Industrial Motion Corp.	22,475	1,243,317
Columbus McKinnon Corp.	13,202	696,538
Gates Industrial Corp. PLC (*)	108,564	1,735,938
Kennametal, Inc.	18,587	742,922
		4,418,715
Metals & Mining | 1.2%
Schnitzer Steel Industries, Inc., Class A	33,832	1,413,839
Oil, Gas & Consumable Fuels | 1.3%
Magnolia Oil & Gas Corp., Class A (*)	131,969	1,515,004
Paper & Forest Products | 1.3%
Neenah, Inc.	28,484	1,463,508
Pharmaceuticals | 1.3%
Catalent, Inc. (*)	13,895	1,463,282
Professional Services | 0.9%
Leidos Holdings, Inc.	10,462	1,007,281
Semiconductors & Semiconductor Equipment | 3.0%
CMC Materials, Inc.	6,574	1,162,218
MKS Instruments, Inc.	12,346	2,289,195
		3,451,413
Description	Shares	Fair Value
Software | 6.3%
CyberArk Software, Ltd. (*)	6,056	$783,283
Datto Holding Corp.	38,344	878,461
j2 Global, Inc. (*)	10,984	1,316,542
Pegasystems, Inc.	14,049	1,606,363
PTC, Inc. (*)	10,788	1,484,968
SolarWinds Corp. (*)	66,344	1,157,040
		7,226,657
Specialty Retail | 2.1%
Designer Brands, Inc., Class A (*)	51,647	898,658
Floor & Decor Holdings, Inc., Class A (*)	7,175	685,069
Leslie’s, Inc.	34,882	854,260
		2,437,987
Textiles, Apparel & Luxury Goods | 1.9%
Carter’s, Inc. (*)	12,753	1,134,124
Tapestry, Inc. (*)	26,573	1,095,074
		2,229,198
Trading Companies & Distributors | 1.0%
Air Lease Corp.	23,127	1,133,223
Total Common Stocks (Cost $82,819,448)		112,883,067
Total Investments | 98.3% (Cost $82,819,448)		$112,883,067
Cash and Other Assets in Excess of Liabilities | 1.7%		1,956,023
Net Assets | 100.0%		$114,839,090

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 99.1%
Auto Components | 0.9%
Aptiv PLC (*)	848	$116,939
Banks | 7.0%
Commerce Bancshares, Inc.	4,713	361,063
The PNC Financial Services Group, Inc.	2,944	516,407
		877,470
Capital Markets | 4.5%
Intercontinental Exchange, Inc.	3,117	348,106
The Charles Schwab Corp.	3,443	224,415
		572,521
Chemicals | 2.0%
Ecolab, Inc.	1,149	245,966
Commercial Services & Supplies | 3.3%
MSA Safety, Inc.	573	85,962
Waste Management, Inc.	2,515	324,485
		410,447
Communications Equipment | 2.1%
Cisco Systems, Inc.	5,140	265,789
Containers & Packaging | 2.4%
Ball Corp.	3,640	308,454
Electrical Equipment | 2.9%
Rockwell Automation, Inc.	1,394	370,023
Entertainment | 1.9%
The Walt Disney Co. (*)	1,323	244,120
Equity Real Estate Investment Trusts (REITs) | 2.2%
Prologis, Inc., REIT	2,665	282,490
Food & Staples Retailing | 1.3%
Sysco Corp.	2,097	165,118
Food Products | 0.3%
Vital Farms, Inc.	1,609	35,141
Health Care Equipment & Supplies | 8.4%
Boston Scientific Corp. (*)	5,571	215,319
Danaher Corp.	1,547	348,199
Medtronic PLC	4,240	500,871
		1,064,389
Health Care Providers & Services | 5.2%
Humana, Inc.	399	167,281
Laboratory Corp. of America Holdings (*)	775	197,648
UnitedHealth Group, Inc.	774	287,982
		652,911
Hotels, Restaurants & Leisure | 2.1%
Starbucks Corp.	2,394	261,592
Description	Shares	Fair Value
Household Products | 2.3%
The Procter & Gamble Co.	2,141	$289,956
IT Services | 7.0%
Accenture PLC, Class A	1,571	433,989
Visa, Inc., Class A	2,093	443,151
		877,140
Life Sciences Tools & Services | 5.1%
Agilent Technologies, Inc.	1,417	180,157
IQVIA Holdings, Inc. (*)	999	192,947
Maravai LifeSciences Holdings, Inc., Class A	1,337	47,651
Thermo Fisher Scientific, Inc.	499	227,734
		648,489
Machinery | 4.0%
Deere & Co.	871	325,876
Watts Water Technologies, Inc., Class A	702	83,404
Xylem, Inc.	871	91,612
		500,892
Multiline Retail | 2.7%
Dollar General Corp.	1,694	343,238
Pharmaceuticals | 4.6%
Johnson & Johnson	2,142	352,038
Zoetis, Inc.	1,446	227,716
		579,754
Road & Rail | 2.6%
Norfolk Southern Corp.	1,198	321,687
Semiconductors & Semiconductor Equipment | 6.2%
Analog Devices, Inc.	2,191	339,780
Applied Materials, Inc.	1,292	172,611
Texas Instruments, Inc.	1,446	273,280
		785,671
Software | 12.5%
Adobe, Inc. (*)	275	130,727
Intuit, Inc.	498	190,764
Microsoft Corp.	4,015	946,617
Palo Alto Networks, Inc. (*)	251	80,837
salesforce.com, Inc. (*)	1,098	232,633
		1,581,578
Specialty Retail | 5.6%
Ross Stores, Inc.	1,500	179,865
The Home Depot, Inc.	1,721	525,335
		705,200
Total Common Stocks (Cost $10,161,379)		12,506,975

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $227,013)	227,013	$227,013
Total Investments | 100.9% (Cost $10,388,392)		$12,733,988
Liabilities in Excess of Cash and Other Assets | (0.9)%		(117,678)
Net Assets | 100.0%		$12,616,310

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 7.8%
Brazil | 0.9%
MV24 Capital BV, 6.748%, 06/01/34	USD	189	$196,431
India | 1.0%
Adani Ports & Special Economic Zone, Ltd., 4.200%, 08/04/27	USD	200	212,000
Israel | 0.2%
Delek & Avner Tamar Bond, Ltd., 5.082%, 12/30/23	USD	50	51,728
Kuwait | 1.0%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 08/27/25 (§), (¶)	USD	200	207,312
Malaysia | 0.7%
Petronas Energy Canada, Ltd., 2.112%, 03/23/28 (#)	USD	150	148,068
Mexico | 2.3%
Comision Federal de Electricidad, 3.348%, 02/09/31 (#)	USD	200	191,937
Petroleos Mexicanos:
6.875%, 10/16/25 (#)	USD	60	64,770
6.490%, 01/23/27	USD	30	31,235
5.350%, 02/12/28	USD	80	77,508
6.500%, 01/23/29	USD	35	35,337
7.690%, 01/23/50	USD	35	32,340
6.950%, 01/28/60	USD	85	72,569
			505,696
Peru | 1.7%
Banco de Credito del Peru, 3.125% (CMT 5 Year + 3.000%), 07/01/30 (#), (§)	USD	100	99,835
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	180	54,755
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28	USD	200	217,312
			371,902

Total Corporate Bonds (Cost $1,685,332)			1,693,137
Foreign Government Obligations | 77.7%
Argentina | 0.5%
Republic of Argentina:
1.000%, 07/09/29	USD	33	11,952
0.125%, 07/09/30 (Ø)	USD	109	36,300
0.125%, 07/09/35 (Ø)	USD	100	29,464
0.125%, 01/09/38 (Ø)	USD	96	35,062
			112,778
Description	Security Currency	Principal Amount (000)	Fair Value
Azerbaijan | 0.9%
Republic of Azerbaijan, 3.500%, 09/01/32	USD	200	$197,188
Bahamas | 0.5%
Commonwealth of Bahamas, 8.950%, 10/15/32	USD	100	106,469
Bahrain | 1.2%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	230	249,981
Barbados | 0.0%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	10,172
Belarus | 0.9%
Republic of Belarus, 5.875%, 02/24/26	USD	200	191,638
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34	USD	16	6,035
Brazil | 4.7%
Brazil Letras do Tesouro Nacional:
0.000%, 01/01/22	BRL	240	41,202
0.000%, 01/01/24	BRL	3,430	495,409
Brazil NTN-F, 10.000%, 01/01/25	BRL	690	129,297
Federal Republic of Brazil:
2.875%, 06/06/25	USD	25	25,219
4.500%, 05/30/29	USD	115	118,630
3.875%, 06/12/30	USD	100	96,937
5.000%, 01/27/45	USD	55	52,164
5.625%, 02/21/47	USD	25	25,414
4.750%, 01/14/50	USD	30	27,141
			1,011,413
Chile | 0.5%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	20,000	30,773
2.300%, 10/01/28	CLP	25,000	33,098
2.800%, 10/01/33	CLP	25,000	30,097
6.000%, 01/01/43	CLP	10,000	16,549
			110,517
China | 7.5%
China Development Bank:
1.860%, 04/09/23	CNY	1,780	265,184
3.500%, 08/13/26	CNY	3,050	466,311
3.450%, 09/20/29	CNY	390	58,634
China Government Bonds:
2.360%, 07/02/23	CNY	700	105,670

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
3.120%, 12/05/26	CNY	4,230	$646,504
2.680%, 05/21/30	CNY	460	66,992
			1,609,295
Colombia | 4.1%
Colombia Government International Bonds:
3.000%, 01/30/30	USD	60	58,631
5.200%, 05/15/49	USD	40	44,000
Colombian Titulos De Tesoreria:
6.250%, 11/26/25	COP	768,300	217,609
7.500%, 08/26/26	COP	757,000	223,335
6.000%, 04/28/28	COP	289,800	77,245
7.000%, 06/30/32	COP	224,000	59,454
Republic of Colombia:
4.500%, 01/28/26	USD	65	71,297
3.875%, 04/25/27	USD	65	69,489
4.500%, 03/15/29	USD	30	32,766
3.125%, 04/15/31	USD	30	29,362
			883,188
Costa Rica | 0.4%
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	24,895
4.375%, 04/30/25	USD	25	24,594
7.158%, 03/12/45	USD	40	38,663
			88,152
Croatia | 1.0%
Croatia, 5.500%, 04/04/23	USD	200	218,563
Czech Republic | 0.9%
Czech Republic:
2.500%, 08/25/28	CZK	1,830	86,495
1.200%, 03/13/31	CZK	1,890	79,055
4.200%, 12/04/36	CZK	600	34,212
			199,762
Dominican Republic | 1.3%
Dominican Republic:
5.500%, 01/27/25	USD	40	43,850
5.950%, 01/25/27	USD	10	11,212
7.450%, 04/30/44	USD	15	17,625
6.400%, 06/05/49	USD	25	26,180
Dominican Republic International Bonds, 4.500%, 01/30/30 (#)	USD	185	185,867
			284,734
Ecuador | 0.5%
Republic of Ecuador:
0.000%, 07/31/30	USD	30	12,150
0.000%, 07/31/30 (#)	USD	13	5,175
0.500%, 07/31/30 (#), (Ø)	USD	29	16,907
0.500%, 07/31/35 (Ø)	USD	80	36,600
Description	Security Currency	Principal Amount (000)	Fair Value
0.500%, 07/31/35 (#), (Ø)	USD	39	$17,977
0.500%, 07/31/40 (#), (Ø)	USD	47	20,630
			109,439
Egypt | 2.3%
Arab Republic of Egypt, 5.577%, 02/21/23	USD	200	208,187
Egypt Government Bonds:
14.369%, 10/20/25	EGP	670	42,393
14.060%, 01/12/26	EGP	940	57,461
Egypt Government International Bonds, 7.500%, 02/16/61 (#)	USD	200	180,250
			488,291
El Salvador | 0.5%
Republic of El Salvador:
5.875%, 01/30/25	USD	25	24,875
7.650%, 06/15/35	USD	20	19,550
7.125%, 01/20/50	USD	75	67,313
			111,738
Ghana | 1.0%
Republic of Ghana, 7.625%, 05/16/29	USD	225	220,359
Guatemala | 0.9%
Guatemala Government Bonds, 5.375%, 04/24/32	USD	10	11,288
Republic of Guatemala:
4.500%, 05/03/26	USD	100	107,656
4.875%, 02/13/28	USD	25	27,414
5.375%, 04/24/32 (#)	USD	20	22,575
6.125%, 06/01/50 (#)	USD	15	17,353
			186,286
Honduras | 0.2%
Republic of Honduras, 6.250%, 01/19/27	USD	35	38,128
Hungary | 1.9%
Hungary:
5.375%, 03/25/24	USD	76	86,213
7.625%, 03/29/41	USD	18	29,109
Hungary Government Bonds:
2.500%, 10/24/24	HUF	29,380	98,499
2.750%, 12/22/26	HUF	22,210	74,820
3.000%, 10/27/27	HUF	34,330	117,089
			405,730
Indonesia | 4.7%
Indonesia Government Bonds, 7.000%, 05/15/27	IDR	1,184,000	84,938
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	5,392,000	410,572
8.250%, 05/15/29	IDR	1,545,000	116,207
7.000%, 09/15/30	IDR	1,032,000	72,230

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.500%, 02/15/31	IDR	497,000	$33,602
8.750%, 05/15/31	IDR	1,150,000	89,862
8.375%, 03/15/34	IDR	1,165,000	87,425
8.250%, 05/15/36	IDR	622,000	46,013
8.375%, 04/15/39	IDR	920,000	67,592
			1,008,441
Iraq | 1.0%
Republic of Iraq, 5.800%, 01/15/28	USD	219	205,693
Ivory Coast | 0.9%
Ivory Coast, 6.125%, 06/15/33	USD	200	203,438
Jamaica | 0.4%
Government of Jamaica:
6.750%, 04/28/28	USD	25	29,242
8.000%, 03/15/39	USD	15	20,541
7.875%, 07/28/45	USD	20	26,944
			76,727
Kenya | 1.2%
Republic of Kenya, 8.000%, 05/22/32	USD	250	265,234
Lebanon | 0.8%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	107	12,120
8.250%, 04/12/21 («)	USD	211	24,133
6.100%, 10/04/22 («)	USD	227	26,247
6.000%, 01/27/23 («)	USD	191	21,905
6.650%, 04/22/24 («)	USD	87	9,706
6.250%, 11/04/24 («)	USD	116	13,203
6.200%, 02/26/25 («)	USD	37	4,220
6.600%, 11/27/26 («)	USD	104	11,895
6.850%, 03/23/27 («)	USD	124	13,797
6.750%, 11/29/27 («)	USD	52	5,898
6.650%, 02/26/30 («)	USD	109	12,160
7.000%, 03/23/32 («)	USD	59	6,748
7.050%, 11/02/35 («)	USD	60	6,681
7.250%, 03/23/37 («)	USD	55	6,113
			174,826
Malaysia | 3.6%
Malaysia Government Bonds:
4.160%, 07/15/21	MYR	590	143,285
4.048%, 09/30/21	MYR	500	121,931
3.882%, 03/10/22	MYR	286	70,212
3.478%, 06/14/24	MYR	91	22,701
3.955%, 09/15/25	MYR	610	154,994
3.906%, 07/15/26	MYR	260	66,105
3.899%, 11/16/27	MYR	240	60,774
3.844%, 04/15/33	MYR	240	57,028
4.893%, 06/08/38	MYR	330	85,115
			782,145
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico | 5.7%
Mexican Bonos:
10.000%, 12/05/24	MXN	361	$20,195
5.750%, 03/05/26	MXN	8,950	434,594
8.500%, 05/31/29	MXN	6,578	361,352
10.000%, 11/20/36	MXN	1,600	97,752
7.750%, 11/13/42	MXN	670	33,087
Mexico Government International Bonds:
3.900%, 04/27/25	USD	45	49,317
2.659%, 05/24/31	USD	25	23,711
United Mexican States:
4.125%, 01/21/26	USD	80	88,780
4.500%, 04/22/29	USD	45	49,753
4.500%, 01/31/50	USD	15	15,155
5.000%, 04/27/51	USD	60	64,912
			1,238,608
Mongolia | 0.5%
Mongolia International Bonds:
10.875%, 04/06/21	USD	25	25,040
5.125%, 12/05/22	USD	85	87,763
			112,803
Mozambique | 0.8%
Republic of Mozambique, 5.000%, 09/15/31 (Ø)	USD	200	163,000
Oman | 1.2%
Oman Government International Bonds, 4.750%, 06/15/26	USD	245	251,048
Pakistan | 0.9%
Islamic Republic of Pakistan SR, 6.000%, 04/08/26	USD	200	203,188
Paraguay | 0.4%
Republic of Paraguay:
5.000%, 04/15/26	USD	35	39,299
4.700%, 03/27/27	USD	35	39,003
			78,302
Peru | 1.3%
Peruvian Government International Bonds, 5.940%, 02/12/29	PEN	80	24,234
Republic of Peru:
5.700%, 08/12/24	PEN	330	100,194
6.950%, 08/12/31	PEN	285	88,181
6.900%, 08/12/37	PEN	170	48,928
5.350%, 08/12/40	PEN	55	13,367
			274,904
Poland | 0.6%
Republic of Poland Government Bonds, 2.750%, 04/25/28	PLN	470	131,049
Romania | 2.6%
Romanian Government Bonds:
4.250%, 06/28/23	RON	710	176,370

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
4.750%, 02/24/25	RON	320	$82,152
4.850%, 04/22/26	RON	130	34,184
5.800%, 07/26/27	RON	210	58,807
4.150%, 01/26/28	RON	180	46,441
Romanian Government International Bonds:
4.375%, 08/22/23	USD	48	52,095
3.000%, 02/14/31	USD	46	46,043
4.000%, 02/14/51 (#)	USD	62	59,811
			555,903
Russia | 3.0%
Russia Government Bonds - OFZ:
7.100%, 10/16/24	RUB	190	2,583
7.950%, 10/07/26	RUB	20,830	291,780
7.050%, 01/19/28	RUB	7,443	99,556
6.900%, 05/23/29	RUB	6,980	92,287
7.650%, 04/10/30	RUB	4,670	64,719
8.500%, 09/17/31	RUB	6,800	99,954
			650,879
South Africa | 8.0%
Republic of South Africa:
10.500%, 12/21/26	ZAR	2,500	192,727
4.850%, 09/30/29	USD	10	10,041
8.000%, 01/31/30	ZAR	8,190	505,647
5.875%, 06/22/30	USD	85	91,083
8.250%, 03/31/32	ZAR	1,740	101,881
8.500%, 01/31/37	ZAR	8,020	433,075
5.650%, 09/27/47	USD	30	27,572
8.750%, 02/28/48	ZAR	1,445	76,585
6.300%, 06/22/48	USD	100	98,062
5.750%, 09/30/49	USD	35	32,222
Republic of South Africa Government Bonds, 8.875%, 02/28/35	ZAR	1,750	100,599
Republic of South Africa Government International Bonds, 4.850%, 09/27/27	USD	60	61,988
			1,731,482
Sri Lanka | 0.5%
Republic of Sri Lanka:
5.750%, 04/18/23	USD	35	23,811
6.350%, 06/28/24	USD	40	25,537
6.125%, 06/03/25	USD	10	6,300
6.825%, 07/18/26	USD	5	3,052
6.200%, 05/11/27	USD	50	30,422
6.750%, 04/18/28	USD	35	21,284
			110,406
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	10	6,797
Description	Security Currency	Principal Amount (000)	Fair Value
Thailand | 2.0%
Thailand Government Bonds:
3.650%, 06/20/31	THB	3,630	$133,794
3.775%, 06/25/32	THB	2,590	96,478
3.400%, 06/17/36	THB	3,390	120,480
3.300%, 06/17/38	THB	2,190	76,942
			427,694
Turkey | 2.3%
Republic of Turkey:
6.250%, 09/26/22	USD	55	55,666
7.375%, 02/05/25	USD	95	97,880
4.875%, 10/09/26	USD	55	50,737
6.000%, 03/25/27	USD	80	76,475
6.625%, 02/17/45	USD	20	17,931
5.750%, 05/11/47	USD	80	64,900
Turkey Government Bonds:
10.700%, 08/17/22	TRY	350	38,551
8.000%, 03/12/25	TRY	600	51,882
10.500%, 08/11/27	TRY	410	34,956
			488,978
Ukraine | 2.6%
Government of Ukraine, 15.840%, 02/26/25	UAH	1,330	52,059
Ukraine Government Bonds:
7.750%, 09/01/21	USD	210	213,819
9.750%, 11/01/28	USD	260	302,738
			568,616
Venezuela | 0.5%
Republic of Venezuela:
8.250%, 10/13/24 («)	USD	1,038	103,800
7.000%, 03/31/38 («)	USD	58	5,800
			109,600
Zambia | 0.5%
Republic of Zambia, 8.970%, 07/30/27	USD	200	112,188
Total Foreign Government Obligations (Cost $17,478,693)			16,771,805
Quasi Government Bonds | 0.2%
Mexico | 0.1%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	20	17,004
Venezuela | 0.1%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	11,944
6.000%, 11/15/26 («)	USD	124	5,425
5.500%, 04/12/37 («)	USD	100	4,375
			21,744
Total Quasi Government Bonds (Cost $260,831)			38,748

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,301)	IDR	200,000	$14,567

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.0%
Call
USD vs EUR Expires 05/04/21	JPM	1,100,000	$1.17	$1,100,000	$4,962
Total Purchased Options (Cost $4,395)					4,962

Description	Shares	Fair Value
Short-Term Investments | 13.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $2,936,848)	2,936,848	$2,936,848
Total Investments | 99.4% (Cost $22,380,400) (»)		21,460,067
Cash and Other Assets in Excess of Liabilities | 0.6%		121,737
Net Assets | 100.0%		$21,581,804

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2021:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	584,721	USD	108,524	BOA	04/05/21	$—	$4,641
BRL	584,721	USD	107,338	BOA	04/05/21	—	3,455
BRL	584,721	USD	105,903	BRC	04/05/21	—	2,020
BRL	573,900	USD	100,732	CIT	04/05/21	1,228	—
BRL	277,950	USD	50,000	HSB	05/04/21	—	704
BRL	584,721	USD	105,883	SCB	04/05/21	—	2,000
BRL	784,000	USD	137,609	SCB	04/05/21	1,678	—
BRL	1,565,703	USD	274,815	SCB	04/05/21	3,352	—
BRL	225,880	USD	40,000	SCB	05/04/21	61	—
BRL	1,565,703	USD	284,829	SCB	05/04/21	—	7,141
BRL	584,721	USD	108,584	UBS	04/05/21	—	4,701
CLP	43,080,000	USD	60,000	BOA	04/22/21	—	195
CLP	56,714,204	USD	78,618	BRC	04/12/21	111	—
CLP	56,714,204	USD	78,701	SCB	04/12/21	28	—
CLP	56,714,204	USD	77,884	SCB	04/22/21	849	—
CLP	56,714,204	USD	77,825	UBS	04/22/21	908	—
COP	73,490,000	USD	20,000	BOA	05/03/21	63	—
CZK	222,220	USD	10,000	BRC	04/19/21	—	15
CZK	1,632,635	USD	74,911	BRC	04/19/21	—	1,553
CZK	3,265,269	USD	149,754	CIT	04/19/21	—	3,039
HUF	37,473,190	USD	121,575	UBS	05/25/21	—	321
IDR	1,588,510,000	USD	110,000	BRC	04/22/21	—	773
IDR	556,901,460	USD	38,580	CIT	04/19/21	—	278
IDR	289,240,000	USD	20,000	UBS	04/19/21	—	107
KRW	123,563,000	USD	110,000	BOA	04/22/21	—	835
KZT	47,055,000	USD	110,160	BOA	04/30/21	—	410
MXN	224,838	USD	10,833	BRC	04/19/21	151	—
MXN	1,273,828	USD	60,924	UBS	04/19/21	1,309	—
PEN	348,858	USD	95,732	BOA	04/22/21	—	2,542
PLN	754,775	USD	199,312	CIT	04/19/21	—	8,308
PLN	754,775	USD	199,339	HSB	04/19/21	—	8,334
PLN	866,594	USD	224,799	HSB	04/19/21	—	5,498
PLN	118,375	USD	30,000	SCB	04/19/21	—	44
PLN	419,320	USD	110,752	UBS	04/19/21	—	4,638
RUB	757,575	USD	10,000	BRC	04/26/21	—	10
RUB	6,253,548	USD	84,380	BRC	04/26/21	—	1,916
THB	7,545,976	USD	252,079	CIT	04/22/21	—	10,628
THB	937,560	USD	30,000	SCB	04/22/21	—	1
THB	7,545,976	USD	252,009	SCB	04/22/21	—	10,558
TRY	65,395	USD	8,649	BOA	04/05/21	—	753
TRY	1,085,763	USD	147,922	BRC	04/05/21	—	16,822
TRY	369,805	USD	50,000	BRC	05/05/21	—	6,291
USD	102,631	BRL	584,721	BOA	04/05/21	—	1,252
USD	102,631	BRL	584,721	BOA	04/05/21	—	1,252
USD	102,631	BRL	584,721	BRC	04/05/21	—	1,252

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	100,000	BRL	573,900	CIT	04/05/21	$—	$1,960
USD	102,631	BRL	584,721	SCB	04/05/21	—	1,252
USD	140,000	BRL	784,000	SCB	04/05/21	713	—
USD	285,192	BRL	1,565,703	SCB	04/05/21	7,025	—
USD	102,631	BRL	584,721	UBS	04/05/21	—	1,252
USD	50,000	CLP	36,097,500	HSB	04/22/21	—	112
USD	77,873	CLP	56,714,204	SCB	04/12/21	—	856
USD	77,819	CLP	56,714,204	UBS	04/12/21	—	910
USD	40,000	CNH	263,553	SCB	04/19/21	—	108
USD	306,756	CNH	1,990,431	UBS	04/19/21	3,846	—
USD	71,827	COP	255,709,752	BRC	05/03/21	2,019	—
USD	58,262	IDR	846,141,460	BRC	04/19/21	68	—
USD	38,564	IDR	556,901,460	CIT	04/22/21	271	—
USD	17,767	MYR	73,178	SCB	05/25/21	151	—
USD	10,000	PEN	36,539	JPM	04/22/21	239	—
USD	150,000	PEN	550,125	SCB	04/22/21	3,045	—
USD	65,275	RON	265,180	BRC	04/19/21	2,114	—
USD	120,000	TRY	966,000	BRC	04/05/21	3,361	—
USD	10,000	TRY	73,688	HSB	04/05/21	1,102	—
USD	44,064	ZAR	647,717	BRC	04/19/21	262	—
USD	156,842	ZAR	2,371,323	CIT	04/19/21	—	3,520
USD	18,712	ZAR	274,847	JPM	04/19/21	126	—
USD	47,224	ZAR	694,128	SCB	04/19/21	283	—
USD	108,222	ZAR	1,637,342	SCB	04/19/21	—	2,504
USD	145,050	ZAR	2,118,511	SCB	04/19/21	1,785	—
USD	108,294	ZAR	1,637,342	UBS	04/19/21	—	2,432
USD	144,954	ZAR	2,118,511	UBS	04/19/21	1,689	—
ZAR	2,496,690	USD	170,000	BRC	04/19/21	—	1,161
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$37,837	$128,354

Centrally Cleared Interest Rate Swap Agreements open at March 31, 2021:

Currency	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Depreciation
BRL	680,190	01/02/24	4.84%	Maturity	1 month Brazilian Interbank Deposit Average	$(5,461)
BRL	838,319	01/02/24	5.84	Maturity	1 month Brazilian Interbank Deposit Average	(3,832)

Total gross unrealized depreciation on Centrally Cleared Interest Rate Swap Agreements						$(9,293)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 35.7%
Australia | 0.8%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	100	$79,888
Canada | 2.7%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	165	161,819
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	120	98,561
			260,380
France | 1.0%
Schneider Electric SE, 2.950%, 09/27/22	USD	100	103,451
Germany | 1.6%
BMW Finance NV, 0.875%, 08/16/22	GBP	45	62,353
Daimler AG MTN, 0.750%, 09/10/30	EUR	80	95,654
			158,007
Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	7	8,452
United Kingdom | 2.5%
Tesco Corporate Treasury Services PLC MTN, 2.750%, 04/27/30	GBP	100	145,008
Unilever Capital Corp., 1.375%, 09/14/30	USD	105	98,546
			243,554
United States | 27.0%
Adobe, Inc., 2.300%, 02/01/30	USD	110	111,243
Alphabet, Inc., 1.100%, 08/15/30	USD	115	105,710
Amazon.com, Inc., 3.150%, 08/22/27	USD	45	49,238
American Express Credit Corp. MTN, 3.300%, 05/03/27	USD	75	82,055
Apple, Inc., 3.000%, 06/20/27	USD	100	108,499
Ball Corp., 4.875%, 03/15/26	USD	50	55,915
Bank of America Corp., 1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	60	60,991
Bank of America Corp. MTN, 3.248%, 10/21/27	USD	90	96,758
Description	Security Currency	Principal Amount (000)	Fair Value
Citigroup, Inc., 1.560% (BBSW3M + 1.550%), 05/04/21 (§)	AUD	135	$102,643
Constellation Brands, Inc., 4.250%, 05/01/23	USD	85	91,183
Dell International LLC, 5.300%, 10/01/29	USD	75	87,732
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	125	103,685
Johnson & Johnson, 3.625%, 03/03/37	USD	50	56,442
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	120	130,602
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	55	59,489
McDonald’s Corp., 3.125%, 03/04/25	CAD	110	93,426
Microsoft Corp., 3.500%, 11/15/42	USD	75	82,418
Morgan Stanley, 3.625%, 01/20/27	USD	100	109,725
PepsiCo, Inc., 2.875%, 10/15/49	USD	80	77,425
Pfizer, Inc., 2.625%, 04/01/30	USD	105	108,994
Prologis LP, 1.250%, 10/15/30	USD	120	108,854
Sealed Air Corp., 4.875%, 12/01/22	USD	45	46,800
Service Corp. International, 4.625%, 12/15/27	USD	60	63,225
Starbucks Corp., 4.450%, 08/15/49	USD	85	98,621
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	85	80,669
The Home Depot, Inc., 5.875%, 12/16/36	USD	80	110,196
The Procter & Gamble Co., 1.200%, 10/29/30	USD	60	55,523
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	100	99,318
United Rentals North America, Inc., 4.875%, 01/15/28	USD	60	63,202
Verizon Communications, Inc., 3.875%, 02/08/29	USD	125	139,056
			2,639,637
Total Corporate Bonds (Cost $3,465,009)			3,493,369

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Foreign Government Obligations | 46.6%
Australia | 2.8%
New South Wales Treasury Corp.:
1.250%, 11/20/30	AUD	155	$111,413
2.000%, 03/08/33	AUD	75	55,552
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	155	109,765
			276,730
Bahamas | 1.3%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	5	4,992
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	117,816
			122,808
Bermuda | 2.2%
Government of Bermuda, 3.717%, 01/25/27	USD	200	217,125
Canada | 3.5%
City of Vancouver, 2.900%, 11/20/25	CAD	90	77,013
Province of Quebec:
2.500%, 04/20/26	USD	120	128,045
1.850%, 02/13/27	CAD	170	138,090
			343,148
Chile | 4.1%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	65,000	100,012
2.300%, 10/01/28	CLP	135,000	178,729
Republic of Chile, 0.830%, 07/02/31	EUR	100	120,825
			399,566
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	48,290
Czech Republic | 2.9%
Czech Republic, 2.000%, 10/13/33	CZK	6,390	284,238
Hungary | 3.6%
Hungary Government Bonds:
2.500%, 10/24/24	HUF	29,290	98,198
2.750%, 12/22/26	HUF	29,190	98,334
3.000%, 10/27/27	HUF	28,970	98,808
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	45	56,366
			351,706
Description	Security Currency	Principal Amount (000)	Fair Value
Italy | 1.8%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	83	$102,573
Italy Government International Bonds, 6.875%, 09/27/23	USD	65	74,635
			177,208
Mexico | 1.6%
Mexican Bonos, 7.500%, 06/03/27	MXN	1,890	98,508
United Mexican States, 6.750%, 02/06/24	GBP	35	56,167
			154,675
Morocco | 1.1%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	110,344
Netherlands | 2.0%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	200	195,588
New Zealand | 2.9%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	290	235,644
2.000%, 04/15/37	NZD	80	49,050
			284,694
Norway | 3.7%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	120,463
2.350%, 09/04/24	NOK	1,000	120,929
0.920% (NIBOR3M + 0.460%), 05/06/26 (§)	NOK	1,000	117,981
			359,373
Panama | 1.9%
Republic of Panama, 8.875%, 09/30/27	USD	130	179,481
Peru | 1.3%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	450	130,228
Poland | 2.0%
Poland Government Bonds:
2.500%, 07/25/27	PLN	365	100,351
2.750%, 10/25/29	PLN	345	96,649
			197,000
Romania | 3.9%
Romanian Government Bonds:
4.000%, 10/27/21	RON	425	102,012
4.750%, 02/24/25	RON	695	178,424

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Romanian Government International Bonds, 2.375%, 04/19/27	EUR	82	$103,854
			384,290
Singapore | 1.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	110	94,365
Spain | 1.0%
Spain Government Bonds, 1.200%, 10/31/40	EUR	83	101,261
United Kingdom | 1.5%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	65	96,222
1.500%, 07/22/47	GBP	32	45,210
			141,432
Total Foreign Government Obligations (Cost $4,560,334)			4,553,550
Quasi Government Bonds | 1.5%
Germany | 1.5%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29
(Cost $146,188)	USD	145	145,500
Supranational Bonds | 8.8%
African Development Bank, 0.750%, 04/03/23	USD	60	60,528
Asian Development Bank, 2.125%, 03/19/25	USD	110	115,953
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	55	56,980
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,160,000	83,744
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	210	174,916
1.900%, 01/16/25	CAD	70	57,653
2.900%, 11/26/25	AUD	135	111,625
International Finance Corp., 2.125%, 04/07/26	USD	120	126,371
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	102	68,102
Total Supranational Bonds (Cost $821,896)			855,872
Description	Security Currency	Principal Amount (000)	Fair Value
US Municipal Bonds | 1.0%
California | 1.0%
State of California:
4.500%, 04/01/33	USD	45	$52,158
7.550%, 04/01/39	USD	30	48,464
			100,622
Total US Municipal Bonds (Cost $96,817)			100,622
US Treasury Securities | 2.1%
US Treasury Notes:
2.875%, 08/15/28	USD	85	93,493
0.625%, 08/15/30	USD	120	108,750
Total US Treasury Securities (Cost $211,674)			202,243

Description	Shares	Fair Value
Short-Term Investments | 6.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $602,149)	602,149	$602,149
Total Investments | 101.9% (Cost $9,904,067) (»)		$9,953,305
Liabilities in Excess of Cash and Other Assets | (1.9)%		(184,019)
Net Assets | 100.0%		$9,769,286

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2021:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	34,850	USD	27,000	HSB	04/20/21	$—	$527
AUD	108,142	USD	84,184	HSB	04/20/21	—	2,037
AUD	167,662	USD	129,896	JPM	04/20/21	—	2,537
CAD	67,184	USD	54,000	HSB	04/20/21	—	537
CAD	83,904	USD	66,079	HSB	04/20/21	689	—
CAD	86,474	USD	68,667	HSB	04/20/21	147	—
CAD	16,468	USD	13,027	JPM	04/20/21	78	—
CAD	213,281	USD	168,552	MSC	04/20/21	1,171	—
CHF	18,291	USD	19,800	HSB	04/20/21	—	440
CHF	24,165	USD	27,320	HSB	04/20/21	—	1,743
CHF	61,997	USD	70,087	JPM	04/20/21	—	4,467
CLP	2,103,950	USD	2,900	CIT	05/14/21	21	—
CLP	14,753,690	USD	20,294	CIT	05/14/21	190	—
CNH	271,998	USD	42,000	HSB	04/20/21	—	610
CNH	821,180	USD	126,000	HSB	04/20/21	—	1,040
CNH	2,165,719	USD	333,439	HSB	04/20/21	—	3,878
CNH	1,789,642	USD	274,603	HSB	06/04/21	—	3,185
CZK	415,130	USD	19,119	HSB	04/20/21	—	466
EUR	43,544	USD	52,722	CIT	04/20/21	—	1,644
EUR	25,857	USD	31,142	HSB	04/20/21	—	811
EUR	64,671	USD	78,480	HSB	04/20/21	—	2,618
EUR	308,237	USD	367,200	HSB	04/20/21	—	5,625
EUR	919,497	USD	1,113,300	HSB	04/20/21	—	34,692
EUR	116,271	USD	140,785	JPM	04/20/21	—	4,395
EUR	100,146	USD	120,861	MSC	04/20/21	—	3,386
GBP	5,436	USD	7,565	HSB	04/20/21	—	70
GBP	62,170	USD	86,400	HSB	04/20/21	—	689
GBP	13,707	USD	18,919	JPM	04/20/21	—	21
GBP	41,396	USD	56,267	JPM	04/20/21	805	—
HUF	13,781,035	USD	45,562	HSB	04/20/21	—	947
IDR	475,168,000	USD	33,044	JPM	04/13/21	—	349
INR	3,498,117	USD	47,408	JPM	04/16/21	361	—
JPY	44,497,629	USD	428,963	CIT	04/20/21	—	27,016
JPY	26,083,108	USD	239,400	HSB	04/20/21	—	3,792
JPY	85,119,655	USD	820,581	HSB	04/20/21	—	51,696
JPY	3,895,398	USD	35,900	JPM	04/20/21	—	713
JPY	5,417,882	USD	52,228	JPM	04/20/21	—	3,288
KRW	118,308,720	USD	106,668	JPM	05/20/21	—	2,145
MXN	535,448	USD	26,868	HSB	04/20/21	—	711
NOK	349,488	USD	40,871	JPM	04/20/21	—	10
PHP	2,245,608	USD	46,416	HSB	04/13/21	—	160
PLN	66,807	USD	17,730	HSB	04/20/21	—	824
RON	56,484	USD	13,910	HSB	04/20/21	—	458
RON	81,331	USD	19,800	HSB	04/20/21	—	429
RON	201,377	USD	48,800	HSB	04/20/21	—	838

Lazard Global Fixed Income Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	1,899,971	USD	25,573	JPM	04/20/21	$—	$500
SEK	525,094	USD	62,768	JPM	04/20/21	—	2,635
SGD	12,120	USD	9,100	HSB	04/20/21	—	91
THB	885,374	USD	29,477	HSB	04/20/21	—	1,147
USD	97,434	AUD	126,128	CIT	04/20/21	1,625	—
USD	9,200	AUD	11,836	HSB	04/20/21	209	—
USD	120,463	AUD	156,010	HSB	04/20/21	1,955	—
USD	150,404	AUD	194,652	HSB	04/20/21	2,543	—
USD	13,000	AUD	16,514	JPM	04/20/21	456	—
USD	24,488	AUD	31,449	JPM	04/20/21	599	—
USD	283,037	AUD	366,274	JPM	04/20/21	4,809	—
USD	69,448	AUD	89,222	MSC	04/20/21	1,673	—
USD	215,383	CAD	273,720	CIT	04/20/21	—	2,436
USD	12,582	CAD	15,686	HSB	04/20/21	99	—
USD	19,100	CAD	24,163	HSB	04/20/21	—	128
USD	375,095	CAD	476,581	HSB	04/20/21	—	4,155
USD	85,128	CAD	108,170	JPM	04/20/21	—	950
USD	106,707	CAD	135,589	MSC	04/20/21	—	1,191
USD	6,600	CHF	6,032	HSB	04/20/21	216	—
USD	11,652	CLP	8,447,947	CIT	05/14/21	—	77
USD	35,185	CLP	24,893,068	CIT	05/14/21	623	—
USD	49,485	CLP	34,852,478	CIT	05/14/21	1,096	—
USD	199,564	CLP	146,414,128	CIT	05/14/21	—	3,718
USD	28,400	CNH	185,073	HSB	04/20/21	237	—
USD	47,000	CNH	304,876	HSB	04/20/21	607	—
USD	35,036	COP	126,104,841	CIT	05/14/21	621	—
USD	54,873	CZK	1,204,258	HSB	04/20/21	763	—
USD	231,220	CZK	4,988,802	JPM	04/20/21	7,062	—
USD	42,800	EUR	36,105	HSB	04/20/21	447	—
USD	55,300	EUR	46,352	HSB	04/20/21	927	—
USD	70,550	EUR	59,191	HSB	04/20/21	1,116	—
USD	142,300	EUR	118,011	HSB	04/20/21	3,868	—
USD	89,300	EUR	74,533	JPM	04/20/21	1,869	—
USD	96,965	EUR	82,238	JPM	04/20/21	497	—
USD	110,000	EUR	91,702	JPM	04/20/21	2,430	—
USD	14,600	GBP	10,486	HSB	04/20/21	144	—
USD	25,100	GBP	17,934	HSB	04/20/21	375	—
USD	31,700	GBP	22,771	HSB	04/20/21	307	—
USD	36,476	GBP	26,231	HSB	04/20/21	313	—
USD	2,600	HUF	786,666	HSB	04/20/21	53	—
USD	54,978	HUF	16,978,512	HSB	04/20/21	11	—
USD	15,002	HUF	4,431,201	JPM	04/20/21	656	—
USD	244,317	HUF	72,163,989	JPM	04/20/21	10,691	—
USD	31,800	IDR	463,803,000	JPM	06/30/21	69	—
USD	65,100	JPY	7,054,626	HSB	04/20/21	1,376	—
USD	91,300	JPY	9,744,814	HSB	04/20/21	3,275	—
USD	4,600	MXN	95,529	HSB	04/20/21	—	67

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	13,356	MXN	278,042	HSB	04/20/21	$—	$226
USD	47,800	MXN	952,619	HSB	04/20/21	1,265	—
USD	17,800	NOK	152,842	JPM	04/20/21	—	70
USD	375,058	NOK	3,207,088	JPM	04/20/21	94	—
USD	83,164	NZD	116,322	CIT	04/20/21	1,926	—
USD	54,318	NZD	75,966	HSB	04/20/21	1,264	—
USD	56,233	NZD	78,466	HSB	04/20/21	1,434	—
USD	2,700	NZD	3,667	JPM	04/20/21	139	—
USD	83,156	NZD	116,270	JPM	04/20/21	1,955	—
USD	46,194	PEN	171,288	JPM	05/14/21	441	—
USD	81,925	PEN	298,306	JPM	05/14/21	2,245	—
USD	38,844	PLN	150,368	HSB	04/20/21	792	—
USD	129,651	PLN	486,361	HSB	04/20/21	6,571	—
USD	43,400	PLN	163,064	JPM	04/20/21	2,135	—
USD	6,600	RON	26,799	HSB	04/20/21	217	—
USD	11,958	RON	48,175	HSB	04/20/21	484	—
USD	59,739	RON	245,515	HSB	04/20/21	1,264	—
USD	140,752	RON	567,049	HSB	04/20/21	5,697	—
USD	4,600	SEK	38,748	HSB	04/20/21	163	—
USD	7,900	SEK	67,918	JPM	04/20/21	122	—
USD	17,642	SGD	23,761	HSB	04/20/21	—	20
USD	77,788	SGD	103,102	JPM	04/20/21	1,150	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$86,437	$186,205

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 88.3%
Aerospace & Defense | 0.7%
The Boeing Co., 4.875%, 05/01/25	$1,500	$1,670,172
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	507,350
		2,177,522
Airlines | 0.4%
Continental Airlines Pass Through Trust, 4.150%, 10/11/25	1,262	1,317,913
Auto Components | 2.6%
BorgWarner, Inc., 5.000%, 10/01/25 (#)	1,925	2,217,023
Dana, Inc., 5.500%, 12/15/24	1,800	1,836,360
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,979,250
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,555,347
5.000%, 05/31/26	250	256,788
		7,844,768
Automobiles | 1.0%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	948,590
Stellantis NV, 5.250%, 04/15/23	2,000	2,163,180
		3,111,770
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,861,562
Capital Markets | 0.7%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,571,250
MPT Operating Partnership LP, 3.500%, 03/15/31	500	490,660
		2,061,910
Chemicals | 2.1%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,799,412
Methanex Corp., 5.125%, 10/15/27	1,000	1,022,500
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	965,870
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,559,688
Description	Principal Amount (000)	Fair Value
WR Grace & Co-Conn, 4.875%, 06/15/27 (#)	$1,000	$1,035,200
		6,382,670
Commercial Services & Supplies | 5.2%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,945,600
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,047,500
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,980,750
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	2,110,000
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,697,500
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,832,490
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	1,982,500
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,455,000
The ADT Security Corp., 4.125%, 06/15/23	500	519,375
		15,570,715
Communications Equipment | 0.6%
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,757,411
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,861,200
Consumer Finance | 0.4%
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,000	1,032,500
Containers & Packaging | 3.4%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	200	199,674
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,229,676
Ball Corp., 4.000%, 11/15/23	2,100	2,232,563
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,630,406
4.250%, 09/30/26	500	531,250
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,592,000
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,768,000
Silgan Holdings, Inc., 4.125%, 02/01/28	100	102,732

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	$750	$921,570
		10,207,871
Diversified Consumer Services | 0.7%
Service Corp. International, 4.625%, 12/15/27	2,000	2,107,500
Diversified Financial Services | 1.2%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,721,250
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	1,011,310
3.625%, 01/15/29 (#)	1,000	968,750
		3,701,310
Diversified Telecommunication Services | 2.7%
Connect Finco Sarl, 6.750%, 10/01/26 (#)	1,500	1,601,700
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,301,125
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	1,123,573
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,053,740
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	1,000	982,500
		8,062,638
Electric Utilities | 0.2%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	500	487,500
Electrical Equipment | 0.9%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	1,500	1,441,725
Sensata Tech, Inc., 4.375%, 02/15/30 (#)	1,100	1,152,250
Sensata Technologies, Inc., 3.750%, 02/15/31 (#)	250	246,485
		2,840,460
Energy Equipment & Services | 0.3%
Precision Drilling Corp., 5.250%, 11/15/24	1,000	925,000
Entertainment | 0.9%
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,577,435
3.750%, 01/15/28 (#)	500	493,125
Netflix, Inc., 4.375%, 11/15/26	500	558,625
		2,629,185
Description	Principal Amount (000)	Fair Value
Equity Real Estate Investment Trusts (REITs) | 4.3%
Equinix, Inc., 5.375%, 05/15/27	$2,200	$2,365,944
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	2,040,000
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	506,225
4.500%, 02/15/31 (#)	1,250	1,235,750
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,883,862
RHP Hotel Properties L.P. / RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,756,947
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,727,625
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,534,628
		13,050,981
Food & Staples Retailing | 2.1%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,427,460
Ingles Markets, Inc., 5.750%, 06/15/23	633	637,748
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,587,200
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,811,769
		6,464,177
Food Products | 2.4%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,541,250
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,075,440
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,978,000
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,762,372
		7,357,062
Gas Utilities | 1.2%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,721,275
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,827,630
		3,548,905
Health Care Equipment & Supplies | 1.3%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	1,800	1,854,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Hologic, Inc., 4.625%, 02/01/28 (#)	$2,000	$2,100,000
		3,954,000
Health Care Providers & Services | 4.6%
Centene Corp., 3.375%, 02/15/30	1,500	1,514,055
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	2,037,720
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,552,551
HCA, Inc., 3.500%, 09/01/30	2,000	2,016,940
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,225,000
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,782,518
Tenet Healthcare Corp.:
4.625%, 07/15/24	750	765,517
4.875%, 01/01/26 (#)	1,000	1,039,760
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	2,098,930
		14,032,991
Hotels, Restaurants & Leisure | 9.0%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	2,122,554
Boyd Gaming Corp.:
6.375%, 04/01/26	750	774,375
4.750%, 12/01/27	850	866,346
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,087,500
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,588,750
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,540,622
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,560,000
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,640,118
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,941,200
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,541,370
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,473,392
MGM Resorts International, 4.625%, 09/01/26	800	838,924
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,812,475
Description	Principal Amount (000)	Fair Value
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	$1,850	$1,867,797
Station Casinos LLC, 5.000%, 10/01/25 (#)	899	910,238
Travel + Leisure Co., 6.625%, 07/31/26 (#)	100	113,535
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	2,113,000
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,530,007
		27,322,203
Household Durables | 0.3%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,000	995,000
Household Products | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,237,500
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,856,250
		3,093,750
Independent Power & Renewable Electricity Producers | 1.1%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,512,600
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,892,187
		3,404,787
Interactive Media & Services | 0.4%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,310,613
IT Services | 0.5%
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,557,750
Machinery | 3.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,907,726
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	795,937
4.625%, 05/15/30 (#)	1,000	1,012,500
Meritor, Inc., 6.250%, 02/15/24	661	672,700
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,808,537
Terex Corp.:
5.625%, 02/01/25 (#)	1,790	1,840,353
5.000%, 05/15/29 (#)	1,000	1,035,200
		9,072,953

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Media | 11.1%
AMC Networks, Inc., 4.250%, 02/15/29	$1,000	$972,500
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	528,657
4.750%, 03/01/30 (#)	1,500	1,554,375
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	2,011,500
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,031,000
7.500%, 04/01/28 (#)	1,690	1,863,732
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	1,080,000
Entercom Media Corp.:
7.250%, 11/01/24 (#)	1,500	1,552,500
6.750%, 03/31/29 (#)	1,500	1,557,675
GCI LLC, 4.750%, 10/15/28 (#)	250	255,938
Lamar Media Corp., 3.625%, 01/15/31 (#)	1,500	1,449,075
Meredith Corp., 6.875%, 02/01/26	1,567	1,611,542
Nexstar Broadcasting, Inc., 5.625%, 07/15/27 (#)	1,500	1,572,180
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,323,000
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,708,437
4.125%, 12/01/30 (#)	1,000	963,750
Sirius XM Radio, Inc., 5.000%, 08/01/27 (#)	1,750	1,835,837
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,816,080
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,833,750
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	2,025,000
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,620,320
5.125%, 04/15/27 (#)	500	528,438
Virgin Media Secured Finance PLC, 5.500%, 08/15/26 (#)	1,750	1,815,809
		33,511,095
Metals & Mining | 3.7%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,860,300
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,863,548
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,869,770
Description	Principal Amount (000)	Fair Value
Freeport-McMoRan, Inc., 4.550%, 11/14/24	$2,200	$2,405,117
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,546,050
Steel Dynamics, Inc., 5.000%, 12/15/26	1,550	1,629,736
		11,174,521
Oil, Gas & Consumable Fuels | 5.4%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,503,750
Energy Transfer Operating LP, 5.875%, 01/15/24	750	834,881
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	500	506,400
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,533,750
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,699,250
Ovintiv Exploration, Inc., 5.625%, 07/01/24	1,600	1,758,921
Range Resources Corp., 5.000%, 08/15/22	950	966,815
Southwestern Energy Co., 6.450%, 01/23/25	1,800	1,932,165
Sunoco LP, 5.500%, 02/15/26	1,700	1,746,393
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,220,812
Targa Resources Partners LP, 4.000%, 01/15/32 (#)	1,500	1,410,780
WPX Energy, Inc.:
5.750%, 06/01/26	1,000	1,047,200
5.250%, 10/15/27	100	106,552
		16,267,669
Pharmaceuticals | 0.5%
Bausch Health Cos., Inc.:
5.000%, 02/15/29 (#)	1,500	1,489,688
5.250%, 02/15/31 (#)	100	99,522
		1,589,210
Professional Services | 1.4%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,580,065
Nielsen Finance LLC:
5.000%, 04/15/22 (#)	556	556,114
5.625%, 10/01/28 (#)	1,000	1,051,250
5.875%, 10/01/30 (#)	1,000	1,083,750
		4,271,179

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Software | 1.5%
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	$1,500	$1,466,550
J2 Global, Inc., 4.625%, 10/15/30 (#)	1,500	1,515,000
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,573,125
		4,554,675
Specialty Retail | 1.7%
Asbury Automotive Group, Inc., 4.500%, 03/01/28	987	1,009,612
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	993,750
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,852,290
QVC, Inc., 4.750%, 02/15/27	1,250	1,293,750
		5,149,402
Technology Hardware, Storage & Peripherals | 2.3%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,569,797
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,058,125
Seagate HDD Cayman, 4.091%, 06/01/29 (#)	2,083	2,118,723
Western Digital Corp., 4.750%, 02/15/26	2,000	2,204,900
		6,951,545
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,856,584
Trading Companies & Distributors | 2.8%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,100,000
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,554,375
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,596,300
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,895,000
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	1,066,500
3.875%, 11/15/27	1,100	1,139,875
		8,352,050
Wireless Telecommunication Services | 0.9%
Sprint Corp., 7.125%, 06/15/24	500	575,625
Description	Principal Amount (000)	Fair Value
T-Mobile USA, Inc., 3.500%, 04/15/31	$2,000	$2,015,000
		2,590,625
Total Corporate Bonds (Cost $261,648,253)		267,375,132

Description	Shares	Fair Value
Exchange-Traded Funds | 7.8%
Invesco Fundamental High Yield Corporate Bond ETF
(Cost $23,042,937)	1,222,805	$23,661,277
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $8,992,332)	8,992,332	8,992,332
Total Investments | 99.1% (Cost $293,683,522)		$300,028,741
Cash and Other Assets in Excess of Liabilities | 0.9%		2,611,103

Net Assets | 100.0%		$302,639,844

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 4.7%
Automobiles | 2.9%
World Omni Automobile Lease Securitization Trust, 3.190%, 12/15/21	$71	$71,506
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	331	331,367
Nissan Auto Lease Trust, 2.270%, 07/15/22	1,965	1,974,055
		2,376,928
Specialty Retail | 1.8%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,400	1,413,223

Total Asset-Backed Securities (Cost $3,766,636)		3,790,151
Corporate Bonds | 17.5%
Banks | 3.4%
Bank of America Corp., 3.300%, 01/11/23	2,650	2,784,005
Biotechnology | 3.1%
AbbVie, Inc., 2.300%, 05/14/21	2,497	2,498,158
Capital Markets | 9.0%
Morgan Stanley:
5.500%, 07/28/21	2,875	2,922,251
2.750%, 05/19/22	800	821,644
The Goldman Sachs Group, Inc., 5.250%, 07/27/21	3,488	3,541,797
		7,285,692
Internet & Direct Marketing Retail | 2.0%
eBay, Inc., 2.750%, 01/30/23	1,545	1,608,835

Total Corporate Bonds (Cost $14,013,135)		14,176,690
US Government Securities | 0.8%
Mortgage-Backed Securities | 0.8%
Federal National Mortgage Association: Pool# FM1033, 4.500%, 01/01/27 (Cost $661,967)	638	671,675
US Treasury Securities | 76.0%
U.S. Treasury Notes:
2.000%, 10/31/21	9,210	9,314,332
1.500%, 01/31/22	9,725	9,840,484
1.875%, 01/31/22	12,515	12,703,703
1.875%, 07/31/22	9,035	9,246,405
1.875%, 10/31/22	20,060	20,609,299
Total US Treasury Securities (Cost $61,616,868)		61,714,223

Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield)
(Cost $395,983)	395,983	$395,983
Total Investments | 99.5% (Cost $80,454,589)		$80,748,722
Cash and Other Assets in Excess of Liabilities | 0.5%		391,328

Net Assets | 100.0%		$81,140,050

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.1%
United States | 0.1%
Alder Biopharmaceuticals, Inc. (*), (‡)	3,247	$2,857
South Jersey Industries, Inc. NA (±)	475	10,726
		13,583
Total Common Stocks (Cost $13,184)		13,583

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 196.2%
Austria | 1.3%
ams AG, 2.125%, 11/03/27 (±)	EUR	200	$235,764
Belgium | 0.7%
Umicore SA, 0.000%, 06/23/25 (±)	EUR	100	123,091
Brazil | 0.8%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	179	147,381
Canada | 8.2%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	345	301,875
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	283	254,468
Dye & Durham, Ltd., 3.750%, 03/01/26	CAD	125	101,951
Element Fleet Management Corp., 4.250%, 06/30/24 (±)	CAD	162	165,004
Ivanhoe Mines, Ltd., 2.500%, 04/15/26 (±)	USD	101	103,510
Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	228	233,985
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	78	71,614
Tricon Residential, Inc., 5.750%, 03/31/22 (±)	USD	276	289,800
			1,522,207
China | 2.3%
NIO, Inc.:
0.000%, 02/01/26 (±)	USD	245	208,569
0.500%, 02/01/27 (#), (±)	USD	255	215,347
			423,916
Germany | 2.6%
Delivery Hero SE, 1.500%, 01/15/28 (±)	EUR	300	373,038
Description	Security Currency	Principal Amount (000)	Fair Value
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	100	$122,789
			495,827
Hong Kong | 0.6%
Seaspan Corp., 3.750%, 12/15/25 (±)	USD	91	108,517
Israel | 0.8%
Fiverr International, Ltd., 0.000%, 11/01/25 (±)	USD	128	159,757
Netherlands | 0.5%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	100	97,852
Norway | 1.0%
SFL Corp., Ltd., 5.750%, 10/15/21 (±)	USD	189	189,000
Panama | 1.8%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	193	333,523
United States | 175.6%
1Life Healthcare, Inc., 3.000%, 06/15/25 (±)	USD	122	145,558
Accolade, Inc., 0.500%, 04/01/26 (±)	USD	63	68,946
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	232	238,478
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	271	302,842
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	293	305,892
Akamai Technologies, Inc., 0.375%, 09/01/27 (±)	USD	239	259,166
Alteryx, Inc.:
0.500%, 08/01/24 (±)	USD	293	275,237
1.000%, 08/01/26 (±)	USD	215	194,172
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	197	338,347
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	428	445,655
Atlas Air Worldwide Holdings, Inc.:
2.250%, 06/01/22 (±)	USD	281	295,752
1.875%, 06/01/24 (±)	USD	239	284,267
Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	218	242,797
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	217	267,778
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	102	108,254
Bandwidth, Inc., 0.500%, 04/01/28 (±)	USD	61	59,170

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Bentley Systems, Inc., 0.125%, 01/15/26 (±)	USD	358	$370,015
Beyond Meat, Inc., 0.000%, 03/15/27 (±)	USD	212	202,592
BioMarin Pharmaceutical, Inc.:
0.599%, 08/01/24 (±)	USD	171	173,035
1.250%, 05/15/27 (±)	USD	277	271,626
Bridgebio Pharma, Inc., 2.250%, 02/01/29 (±)	USD	185	175,731
Centennial Resource Production LLC, 3.250%, 04/01/28 (±)	USD	71	67,897
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	239	398,234
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	166	175,733
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	146	157,746
CONMED Corp., 2.625%, 02/01/24 (±)	USD	172	268,857
Coupa Software, Inc., 0.375%, 06/15/26 (±)	USD	204	230,520
CryoPort, Inc., 3.000%, 06/01/25 (±)	USD	160	370,608
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	325	339,625
Cutera, Inc., 2.250%, 03/15/26 (±)	USD	106	119,049
CyberArk Software, Ltd., 0.000%, 11/15/24 (±)	USD	101	108,888
DexCom, Inc., 0.250%, 11/15/25 (±)	USD	180	176,738
DISH Network Corp.:
0.000%, 12/15/25 (±)	USD	185	195,730
3.375%, 08/15/26 (±)	USD	103	99,014
DocuSign, Inc., 0.000%, 01/15/24 (±)	USD	332	323,077
DraftKings, Inc., 0.000%, 03/15/28 (±)	USD	154	152,383
Encore Capital Group, Inc.:
3.250%, 03/15/22 (±)	USD	394	427,741
3.250%, 10/01/25 (±)	USD	263	323,489
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	185	184,305
Eventbrite, Inc., 0.750%, 09/15/26 (±)	USD	115	118,738
Everbridge, Inc., 0.000%, 03/15/26 (±)	USD	43	41,925
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	281	306,711
Description	Security Currency	Principal Amount (000)	Fair Value
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	215	$197,004
Fastly, Inc., 0.000%, 03/15/26 (±)	USD	154	153,904
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	307	278,110
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	231	197,938
GEO Corrections Holdings, Inc., 6.500%, 02/23/26 (#), (±)	USD	162	169,165
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	152	134,900
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	125	139,850
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	95	95,059
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	368	419,051
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 0.000%, 08/15/23 (±)	USD	124	154,768
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	92	155,940
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	266	306,219
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	266	277,139
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	407	399,179
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	174	178,567
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	204	557,508
IMAX Corp., 0.500%, 04/01/26 (±)	USD	109	107,779
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	136	243,780
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	303	303,189
Intercept Pharmaceuticals, Inc., 2.000%, 05/15/26 (±)	USD	163	105,659
Invacare Corp., 4.250%, 03/15/26 (±)	USD	41	40,665
Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21 (±)	USD	244	247,202
Ironwood Pharmaceuticals, Inc.:
2.250%, 06/15/22 (±)	USD	128	137,261
1.500%, 06/15/26 (±)	USD	139	156,894
Itron, Inc., 0.000%, 03/15/26 (±)	USD	116	115,565

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
j2 Global, Inc., 3.250%, 06/15/29 (±)	USD	479	$846,932
Jazz Investments I, Ltd.:
1.500%, 08/15/24 (±)	USD	209	225,851
2.000%, 06/15/26 (±)	USD	153	196,414
JPMorgan Chase Financial Co. LLC, 0.250%, 05/01/23 (±)	USD	47	52,053
Kadmon Holdings, Inc., 3.625%, 02/15/27 (±)	USD	77	66,951
Kaman Corp., 3.250%, 05/01/24 (±)	USD	292	316,528
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	266	271,703
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	396	359,122
Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	536	524,208
2.750%, 09/30/50 (±)	USD	307	310,196
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	246	187,951
3.750%, 02/15/30 (±)	USD	257	197,156
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (±)	USD	204	258,672
Liberty Media Corp.:
2.125%, 03/31/48 (±)	USD	208	214,115
2.750%, 12/01/49 (±)	USD	327	339,099
0.500%, 12/01/50 (±)	USD	141	163,137
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	338	349,845
Live Nation Entertainment, Inc., 2.000%, 02/15/25 (±)	USD	355	393,162
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	155	238,819
Magnite, Inc., 0.250%, 03/15/26 (±)	USD	119	114,242
MannKind Corp., 2.500%, 03/01/26 (±)	USD	165	166,444
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26 (±)	USD	213	252,272
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	77	84,076
MicroStrategy, Inc., 0.000%, 02/15/27 (±)	USD	294	245,490
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	131	130,591
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	104	108,810
Nevro Corp., 2.750%, 04/01/25 (±)	USD	46	70,696
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	179	330,488
Description	Security Currency	Principal Amount (000)	Fair Value
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	350	$342,344
NuVasive, Inc., 1.000%, 06/01/23 (±)	USD	307	325,228
Oil States International, Inc., 4.750%, 04/01/26 (±)	USD	47	43,941
Omeros Corp., 5.250%, 02/15/26 (±)	USD	185	229,178
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	203	218,859
Palo Alto Networks, Inc., 0.375%, 06/01/25 (±)	USD	210	259,350
Parsons Corp., 0.250%, 08/15/25 (±)	USD	195	214,012
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	287	334,714
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	153	179,010
Peloton Interactive, Inc., 0.000%, 02/15/26 (±)	USD	296	279,905
PennyMac Corp.:
5.500%, 11/01/24 (±)	USD	247	248,698
5.500%, 03/15/26 (±)	USD	179	182,580
Perficient, Inc., 1.250%, 08/01/25 (±)	USD	162	208,860
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	163	230,951
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	266	284,786
PROS Holdings, Inc.:
1.000%, 05/15/24 (±)	USD	169	169,634
2.250%, 09/15/27 (±)	USD	89	111,751
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	171	189,093
Rambus, Inc., 1.375%, 02/01/23 (±)	USD	149	177,504
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	226	219,926
Redfin Corp., 0.500%, 04/01/27 (±)	USD	135	137,531
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	384	383,040
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	185	207,321
Royal Caribbean Cruises, Ltd., 2.875%, 11/15/23 (±)	USD	215	279,285
RWT Holdings, Inc., 5.750%, 10/01/25 (±)	USD	102	101,623
SMART Global Holdings, Inc., 2.250%, 02/15/26 (±)	USD	179	234,830
SmileDirectClub, Inc., 0.000%, 02/01/26 (±)	USD	326	285,454

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Splunk, Inc., 1.125%, 06/15/27 (±)	USD	358	$339,429
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	9	8,537
Stride, Inc., 1.125%, 09/01/27 (±)	USD	187	171,816
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	179	197,236
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	179	329,807
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	130	131,300
TechTarget, Inc., 0.125%, 12/15/25 (±)	USD	153	180,571
The Chefs’ Warehouse, Inc.:
1.875%, 12/01/24 (#), (±)	USD	145	146,417
1.875%, 12/01/24 (±)	USD	239	242,790
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (±)	USD	231	251,212
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	118	235,495
The RealReal, Inc., 1.000%, 03/01/28 (±)	USD	86	85,570
Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	283	341,192
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	97	105,614
Uber Technologies, Inc., 0.000%, 12/15/25 (±)	USD	171	179,657
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	184	226,205
Verint Systems, Inc., 1.500%, 06/01/21 (±)	USD	311	350,279
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	280	304,500
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	280	298,900
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	197	272,845
Zogenix, Inc., 2.750%, 10/01/27 (±)	USD	195	213,891
Zynga, Inc., 0.000%, 12/15/26 (±)	USD	150	159,094
			32,751,401
Total Convertible Corporate Bonds (Cost $34,594,407)			36,588,236

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.0%
Call
Hope Bancorp, Inc. Expires 04/16/21	MSC	1	$15	$100	$35
Put
American Airlines Group, Inc. Expires 01/20/23	MSC	6	10	600	702
Gol Linhas Aereas Inteligentes SA Expires 10/15/21	MSC	11	4	1,100	385
Total Purchased Options (Cost $1,296)					1,122

Description	Shares	Fair Value
Short-Term Investments | 18.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,515,481)	3,515,481	$3,515,481
Total Investments excluding Securities Sold Short | 215.2% (Cost $38,124,368)		$40,118,422
Securities Sold Short | (120.2)%
Common Stocks | (80.0)%
Belgium | (0.2)%
Umicore SA	(578)	(30,666)
		(30,666)
Brazil | (0.1)%
Gol Linhas Aereas Inteligentes SA ADR	(3,369)	(25,773)
		(25,773)
Canada | (1.7)%
Atlas Corp.	(4,877)	(66,571)
Canopy Growth Corp.	(2,911)	(93,489)
Dye & Durham, Ltd.	(813)	(25,664)
Element Fleet Management Corp.	(7,737)	(84,653)
Ivanhoe Mines, Ltd., Class A	(5,696)	(29,325)
Pretium Resources, Inc.	(1,642)	(17,028)
		(316,730)
China | (0.5)%
NIO, Inc. ADR	(2,287)	(89,147)
		(89,147)
Germany | (0.7)%
Delivery Hero SE	(1,007)	(130,507)
		(130,507)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Israel | (0.5)%
Fiverr International, Ltd.	(470)	$(102,075)
		(102,075)
Italy | (0.1)%
Kaleyra, Inc.	(635)	(8,953)
		(8,953)
Netherlands | (0.1)%
Pharming Group NV	(12,500)	(16,192)
		(16,192)
Norway | (0.1)%
SFL Corp., Ltd.	(1,155)	(9,263)
		(9,263)
Panama | (1.4)%
Copa Holdings SA, Class A	(3,249)	(262,487)
		(262,487)
United States | (74.6)%
1Life Healthcare, Inc.	(1,887)	(73,744)
Accolade, Inc.	(885)	(40,152)
Aerie Pharmaceuticals, Inc.	(5,682)	(101,537)
Air Transport Services Group, Inc.	(5,212)	(152,503)
Airbnb, Inc., Class A	(525)	(98,669)
Akamai Technologies, Inc.	(566)	(57,675)
Alteryx, Inc., Class A	(299)	(24,805)
American Airlines Group, Inc.	(10,751)	(256,949)
ams AG	(1,276)	(25,420)
Arbor Realty Trust, Inc. REIT	(6,050)	(96,195)
Atlas Air Worldwide Holdings, Inc.	(3,879)	(234,447)
Avadel Pharmaceuticals PLC ADR	(9,729)	(87,950)
Avaya Holdings Corp.	(5,542)	(155,342)
Avid Bioservices, Inc.	(3,378)	(61,581)
Bandwidth, Inc., Class A	(236)	(29,911)
Bentley Systems, Inc., Class B	(1,281)	(60,117)
Beyond Meat, Inc.	(648)	(84,318)
BioMarin Pharmaceutical, Inc.	(792)	(59,804)
Bridgebio Pharma, Inc.	(1,249)	(76,938)
Centennial Resource Development, Inc., Class A	(9,272)	(38,942)
Charter Communications, Inc., Class A	(87)	(53,681)
Cinemark Holdings, Inc.	(14,811)	(302,293)
Coherus Biosciences, Inc.	(6,004)	(87,718)
Collegium Pharmaceutical, Inc.	(3,539)	(83,874)
CONMED Corp.	(1,606)	(209,728)
Coupa Software, Inc.	(461)	(117,315)
CryoPort, Inc.	(6,092)	(316,845)
CSG Systems International, Inc.	(484)	(21,727)
Description	Shares	Fair Value
Cutera, Inc.	(2,396)	$(72,000)
CyberArk Software, Ltd.	(385)	(49,796)
DexCom, Inc.	(56)	(20,126)
DISH Network Corp., Class A	(3,951)	(143,026)
DocuSign, Inc.	(62)	(12,552)
DraftKings, Inc., Class A	(990)	(60,717)
Encore Capital Group, Inc.	(9,400)	(378,162)
Envestnet, Inc.	(681)	(49,189)
Eventbrite, Inc., Class A	(2,962)	(65,638)
Everbridge, Inc.	(131)	(15,875)
Expedia Group, Inc.	(387)	(66,610)
EZCORP, Inc. Class A	(6,790)	(33,746)
Fastly, Inc., Class A	(935)	(62,907)
Flexion Therapeutics, Inc.	(3,160)	(28,282)
fuboTV, Inc.	(2,279)	(50,412)
Gossamer Bio, Inc.	(7,700)	(71,225)
Green Plains, Inc.	(2,807)	(75,986)
Groupon, Inc.	(960)	(48,523)
Guess?, Inc.	(9,631)	(226,329)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(1,835)	(102,944)
Health Catalyst, Inc.	(2,453)	(114,727)
Helix Energy Solutions Group, Inc.	(31,094)	(157,025)
Herbalife Nutrition, Ltd.	(1,464)	(64,943)
Hope Bancorp, Inc.	(1,311)	(19,744)
I3 Verticals, Inc., Class A	(3,011)	(93,717)
IMAX Corp.	(2,274)	(45,707)
Impinj, Inc.	(3,556)	(202,230)
Innovative Industrial Properties, Inc. REIT	(2,896)	(521,743)
Innoviva, Inc.	(3,207)	(38,324)
Intercept Pharmaceuticals, Inc.	(976)	(22,526)
Invacare Corp.	(3,240)	(25,985)
Ironwood Pharmaceuticals, Inc.	(8,434)	(94,292)
Itron, Inc.	(406)	(35,992)
j2 Global, Inc.	(7,004)	(839,499)
Jazz Pharmaceuticals PLC	(1,062)	(174,561)
Just Eat Takeaway.com NV	(231)	(21,352)
Kadmon Holdings, Inc.	(7,958)	(30,957)
Kaman Corp.	(1,874)	(96,117)
Karyopharm Therapeutics, Inc.	(10,420)	(109,618)
LendingTree, Inc.	(203)	(43,239)
Liberty Media Corp-Liberty Formula One, Class C	(4,129)	(178,744)
Ligand Pharmaceuticals, Inc.	(551)	(84,000)
Live Nation Entertainment, Inc.	(2,854)	(241,591)
LivePerson, Inc.	(3,307)	(174,411)
Magnite, Inc.	(1,154)	(48,018)
MannKind Corp.	(24,978)	(97,914)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Marriott Vacations Worldwide Corp.	(827)	$(144,047)
Mesa Laboratories, Inc.	(190)	(46,265)
MicroStrategy, Inc., Class A	(124)	(84,171)
Mitek Systems, Inc.	(3,751)	(54,690)
MP Materials Corp.	(1,727)	(62,086)
Nevro Corp.	(355)	(49,523)
Nuance Communications, Inc.	(6,894)	(300,854)
Nutanix, Inc., Class A	(451)	(11,979)
NuVasive, Inc.	(1,733)	(113,615)
Oil States International, Inc.	(1,414)	(8,526)
Omeros Corp.	(7,958)	(141,652)
OSI Systems, Inc.	(742)	(71,306)
Palo Alto Networks, Inc.	(448)	(144,283)
Parsons Corp.	(2,288)	(92,527)
Patrick Industries, Inc.	(1,691)	(143,735)
Pebblebrook Hotel Trust REIT	(4,102)	(99,638)
Peloton Interactive, Inc., Class A	(474)	(53,297)
PennyMac Mortgage Investment Trust REIT	(4,172)	(81,771)
Perficient, Inc.	(2,394)	(140,576)
PetIQ, Inc.	(4,551)	(160,468)
PRA Group, Inc.	(2,661)	(98,643)
PROS Holdings, Inc.	(3,015)	(128,138)
Pure Storage, Inc., Class A	(2,224)	(47,905)
Rambus, Inc.	(4,569)	(88,821)
Rapid7, Inc.	(1,439)	(107,364)
Redfin Corp.	(751)	(50,009)
Redwood Trust, Inc. REIT	(2,100)	(21,861)
Revance Therapeutics, Inc.	(4,743)	(132,567)
Royal Caribbean Cruises, Ltd.	(1,807)	(154,697)
Sirius XM Holdings, Inc.	(22,474)	(136,867)
SMART Global Holdings, Inc.	(3,315)	(152,556)
SmileDirectClub, Inc.	(9,337)	(96,264)
Splunk, Inc.	(476)	(64,488)
Stride, Inc.	(1,583)	(47,664)
Summit Hotel Properties, Inc. REIT	(8,689)	(88,280)
Synaptics, Inc.	(2,427)	(328,664)
Tabula Rasa HealthCare, Inc.	(1,131)	(52,083)
TechTarget, Inc.	(1,578)	(109,592)
The Chefs’ Warehouse, Inc.	(3,721)	(113,342)
The GEO Group, Inc. REIT	(14,915)	(115,740)
The Greenbrier Cos., Inc.	(2,002)	(94,534)
The Marcus Corp.	(9,528)	(190,465)
The RealReal, Inc.	(1,648)	(37,294)
Turning Point Brands, Inc.	(3,523)	(183,795)
Two Harbors Investment Corp. REIT	(4,081)	(29,914)
Uber Technologies, Inc.	(281)	(15,317)
Description	Shares	Fair Value
Varex Imaging Corp.	(7,159)	$(146,688)
Verint Systems, Inc.	(5,917)	(269,164)
Vishay Intertechnology, Inc.	(3,351)	(80,692)
Voya Financial, Inc.	(243)	(15,465)
Wayfair, Inc., Class A	(443)	(139,434)
Winnebago Industries, Inc.	(2,502)	(191,928)
Zogenix, Inc.	(6,266)	(122,312)
Zynga, Inc., Class A	(3,517)	(35,909)
		(13,914,666)
Total Common Stock
(Proceeds $13,917,532)		(14,906,459)

Description		Principal Amount (000)	Fair Value
US Treasury Securities | (40.2)%
U.S. Treasury Bill, 0.000%, 06/03/21 (Proceeds $7,499,723)	USD	(7,500)	$(7,499,803)
Total Securities Sold Short (Proceeds $22,417,255)			(22,406,262)
Total Investments | 95.0% (Cost and short proceeds $16,707,113) (»)			17,712,160
Cash and Other Assets in Excess of Liabilities | 5.0%			934,821
Net Assets | 100.0%			$18,646,981

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at March 31, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	112,426	CAD	142,000	SSB	06/24/21	$—	$581
USD	210,973	CAD	265,000	SSB	06/24/21	79	—
USD	712,445	EUR	599,000	SSB	06/24/21	8,820	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$8,899	$581

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 58.6%
Australia | 0.9%
Ansell, Ltd.	111	$3,317
Charter Hall Long Wale REIT	952	3,421
CSL, Ltd.	31	6,247
Fortescue Metals Group, Ltd.	3,376	51,538
Goodman Group REIT	1,042	14,355
Nine Entertainment Co. Holdings, Ltd.	10,151	21,430
Santos, Ltd.	5,978	32,350
Scentre Group REIT	4,183	8,981
Stockland REIT	4,209	14,111
		155,750
Belgium | 0.2%
Ageas SA	394	23,801
Cofinimmo SA REIT	21	3,060
Etablissements Franz Colruyt NV	96	5,726
Proximus SADP	145	3,156
		35,743
Canada | 2.0%
Allied Properties Real Estate Investment Trust	103	3,331
ARC Resources, Ltd.	2,730	16,771
CAE, Inc.	1,491	42,478
Canadian National Railway Co.	509	59,034
Canadian Western Bank	770	19,601
Centerra Gold, Inc.	934	8,264
Constellation Software, Inc.	4	5,586
Empire Co., Ltd., Class A	474	14,778
Hydro One, Ltd.	191	4,449
Linamar Corp.	514	30,303
Magna International, Inc.	429	37,783
Metro, Inc.	127	5,794
Quebecor, Inc., Class B	382	10,256
Rogers Communications, Inc., Class B	204	9,407
Suncor Energy, Inc.	938	19,608
TFI International, Inc.	214	16,041
The Toronto-Dominion Bank	900	58,689
		362,173
Denmark | 0.8%
Carlsberg A/S, Class B Sponsored ADR	1,869	57,696
Coloplast A/S, Class B	33	4,968
Novo Nordisk A/S, Class B	488	32,955
Vestas Wind Systems AS ADR	597	41,653
		137,272
Finland | 0.1%
Elisa Oyj	50	3,000
Description	Shares	Fair Value
Neste Oyj	250	$13,260
Nordea Bank Abp	1,097	10,797
		27,057
France | 1.2%
BNP Paribas SA	151	9,175
Cie de Saint-Gobain	391	23,079
Cie Generale des Etablissements Michelin SCA	185	27,701
Credit Agricole SA	646	9,356
Electricite de France SA	939	12,600
Faurecia SE	26	1,386
La Francaise des Jeux SAEM	276	12,534
LVMH Moet Hennessy Louis Vuitton SA ADR	346	46,309
Orange SA	590	7,262
Pernod Ricard SA ADR	1,070	39,975
Sartorius Stedim Biotech	9	3,706
Societe Generale SA	953	24,901
		217,984
Germany | 1.4%
Daimler AG	1,051	93,643
Deutsche Bank AG (*)	1,088	13,000
Deutsche Post AG	1,125	61,637
Merck KGaA Sponsored ADR	1,193	40,741
SAP SE	117	14,330
TeamViewer AG ADR (*)	1,648	35,308
		258,659
Hong Kong | 0.6%
AIA Group, Ltd. Sponsored ADR	1,571	77,121
CLP Holdings, Ltd.	500	4,858
Hysan Development Co., Ltd.	1,000	3,912
Jardine Matheson Holdings, Ltd.	43	2,814
Sun Hung Kai Properties, Ltd.	1,000	15,169
		103,874
Israel | 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	2,957	3,166
Italy | 0.2%
Banco BPM SpA (*)	3,503	10,041
Buzzi Unicem SpA	1,011	26,373
		36,414
Japan | 4.8%
Activia Properties, Inc. REIT	3	13,188
Advance Residence Investment Corp. REIT	3	9,414
Ajinomoto Co., Inc.	300	6,153
Benesse Holdings, Inc.	200	4,212
Chubu Electric Power Co., Inc.	300	3,872

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Credit Saison Co., Ltd.	1,400	$16,747
Dai-ichi Life Holdings, Inc.	1,700	29,421
Daito Trust Construction Co., Ltd.	55	6,398
Daiwa Securities Living Investments Corp. REIT	6	5,892
DCM Holdings Co., Ltd.	700	7,328
Dip Corp.	300	7,874
Electric Power Development Co., Ltd.	2,900	50,771
ENEOS Holdings, Inc.	2,300	10,417
Fuji Media Holdings, Inc.	200	2,456
FUJIFILM Holdings Corp.	100	5,956
Hitachi Zosen Corp.	2,900	23,410
Hokkaido Electric Power Co., Inc.	1,700	7,777
Inpex Corp.	1,200	8,189
ITOCHU Corp.	200	6,502
Japan Logistics Fund, Inc. REIT	7	19,715
Japan Petroleum Exploration Co., Ltd.	500	9,273
Japan Post Bank Co., Ltd.	4,200	40,312
Japan Post Holdings Co., Ltd.	600	5,367
Japan Real Estate Investment Corp.	1	5,909
K’s Holdings Corp.	300	4,132
KDDI Corp.	300	9,218
Kureha Corp.	100	6,927
Kyudenko Corp.	100	3,823
McDonald’s Holdings Co. Japan, Ltd.	200	9,218
Mitsubishi Estate Co., Ltd.	500	8,768
Mizuho Financial Group, Inc.	2,060	29,709
Nintendo Co., Ltd. ADR	914	64,711
Nishi-Nippon Financial Holdings, Inc.	1,200	8,608
Nitto Denko Corp.	400	34,341
Nomura Holdings, Inc.	2,900	15,330
Nomura Real Estate Holdings, Inc.	1,700	41,098
Osaka Gas Co., Ltd.	1,200	23,462
Rengo Co., Ltd.	300	2,609
Sankyo Co., Ltd.	100	2,648
Sekisui House, Ltd.	1,400	30,113
Seven & I Holdings Co., Ltd.	600	24,247
Shikoku Electric Power Co., Inc.	1,500	11,692
Shimano, Inc. ADR	1,921	45,893
Shimizu Corp.	600	4,876
Softbank Corp.	1,300	16,918
Sumitomo Mitsui Trust Holdings, Inc.	100	3,481
Sumitomo Osaka Cement Co., Ltd.	300	9,583
Sumitomo Realty & Development Co., Ltd.	300	10,640
T&D Holdings, Inc.	700	9,089
Taiheiyo Cement Corp.	800	21,105
Description	Shares	Fair Value
Teijin, Ltd.	200	$3,446
The Hachijuni Bank, Ltd.	1,000	3,636
The Kansai Electric Power Co., Inc.	1,500	16,281
Tohoku Electric Power Co., Inc.	3,900	36,927
Tokyo Gas Co., Ltd.	500	11,113
Toray Industries, Inc.	3,500	22,527
		852,722
Macau | 0.3%
Sands China, Ltd. ADR (*)	1,112	55,700
Malta | 0.1%
Kindred Group PLC	584	10,266
Netherlands | 1.5%
ASML Holding NV	49	29,887
Eurocommercial Properties NV	465	10,272
Flow Traders	73	3,052
Koninklijke Ahold Delhaize NV	361	10,055
NXP Semiconductors NV	332	66,845
Royal Dutch Shell PLC, A Shares	1,737	33,816
Wolters Kluwer NV	70	6,085
Wolters Kluwer NV Sponsored ADR	1,281	111,255
		271,267
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd., Class C	428	9,610
Norway | 0.2%
Orkla ASA	1,104	10,824
Telenor ASA	539	9,491
Yara International ASA	264	13,732
		34,047
Singapore | 0.1%
AEM Holdings, Ltd.	1,700	5,250
DBS Group Holdings, Ltd.	700	15,100
Singapore Exchange, Ltd.	500	3,715
		24,065
Spain | 0.3%
Corporacion Financiera Alba SA	20	993
Iberdrola SA	367	4,732
Industria de Diseno Textil SA ADR	2,482	41,052
		46,777
Sweden | 1.2%
Assa Abloy AB ADR	2,893	41,601
Axfood AB	277	6,621
Epiroc AB ADR	4,070	92,063
Hexagon AB ADR	749	69,105

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Telefonaktiebolaget LM Ericsson, B Shares	362	$4,789
		214,179
Switzerland | 0.8%
ABB, Ltd. Sponsored ADR	1,955	59,569
Credit Suisse Group AG	2,287	24,145
Kuehne + Nagel International AG	31	8,845
Roche Holding AG	133	42,991
Swisscom AG	17	9,120
UBS Group AG	200	3,097
		147,767
United Kingdom | 3.3%
Barclays PLC	15,654	40,139
BT Group PLC (*)	6,497	13,869
Coca-Cola European Partners PLC	935	48,770
Diageo PLC Sponsored ADR	615	100,989
Genus PLC	40	2,679
GlaxoSmithKline PLC	200	3,550
HSBC Holdings PLC	843	4,917
Imperial Brands PLC	201	4,135
J Sainsbury PLC	3,036	10,152
John Wood Group PLC (*)	1,876	6,990
Prudential PLC ADR	1,809	77,226
RELX PLC Sponsored ADR	2,890	72,712
Rio Tinto PLC	37	2,831
Rio Tinto PLC Sponsored ADR	549	42,630
Rio Tinto, Ltd.	26	2,199
Standard Chartered PLC	7,977	54,886
Unilever PLC Sponsored ADR	1,586	88,546
Vodafone Group PLC	6,686	12,167
		589,387
United States | 38.5%
3M Co.	106	20,424
Accenture PLC, Class A	426	117,682
Activision Blizzard, Inc.	419	38,967
Adobe, Inc. (*)	127	60,372
Adtalem Global Education, Inc. (*)	228	9,015
Advanced Micro Devices, Inc. (*)	138	10,833
Aflac, Inc.	370	18,937
AGCO Corp.	339	48,697
Agilent Technologies, Inc.	135	17,164
Allegion PLC	71	8,919
Alphabet, Inc., Class A (*)	67	138,189
Alphabet, Inc., Class C (*)	43	88,951
Altria Group, Inc.	88	4,502
Amazon.com, Inc. (*)	62	191,833
Description	Shares	Fair Value
Amdocs, Ltd.	32	$2,245
Ameren Corp.	33	2,685
American Tower Corp. REIT	17	4,064
American Water Works Co., Inc.	26	3,898
AmerisourceBergen Corp.	777	91,740
Amgen, Inc.	79	19,656
Anthem, Inc.	57	20,460
Aon PLC, Class A	497	114,365
Apartment Investment and Management Co. REIT, Class A	2,400	14,736
Apple, Inc.	2,738	334,447
Applied Materials, Inc.	597	79,759
AptarGroup, Inc.	70	9,917
AT&T, Inc.	176	5,328
Atmos Energy Corp.	67	6,623
Automatic Data Processing, Inc.	272	51,264
AutoZone, Inc. (*)	3	4,213
Avery Dennison Corp.	123	22,589
Bank of America Corp.	2,047	79,198
Berkshire Hathaway, Inc. Class B (*)	26	6,642
Best Buy Co., Inc.	126	14,466
Booz Allen Hamilton Holding Corp.	121	9,744
Boston Scientific Corp. (*)	1,336	51,636
Bristol-Myers Squibb Co.	385	24,305
BRP, Inc.	634	55,107
Cabot Oil & Gas Corp.	376	7,061
Cadence Design Systems, Inc. (*)	97	13,288
Campbell Soup Co.	92	4,625
Cardinal Health, Inc.	452	27,459
Cboe Global Markets, Inc.	217	21,416
CDW Corp.	240	39,780
Centene Corp. (*)	48	3,068
Charter Communications, Inc., Class A (*)	18	11,106
Chubb, Ltd.	15	2,370
Cigna Corp.	39	9,428
Cisco Systems, Inc.	1,393	72,032
Citizens Financial Group, Inc.	133	5,872
Cognizant Technology Solutions Corp., Class A	217	16,952
Colgate-Palmolive Co.	203	16,002
Comcast Corp., Class A	861	46,589
ConocoPhillips	386	20,446
Costco Wholesale Corp.	18	6,345
Crocs, Inc. (*)	129	10,378
CVS Health Corp.	577	43,408
D.R. Horton, Inc.	115	10,249
DaVita, Inc. (*)	167	17,998
Deere & Co.	222	83,059

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Devon Energy Corp.	668	$14,596
Diamondback Energy, Inc.	322	23,664
Dolby Laboratories, Inc., Class A	47	4,640
Dollar General Corp.	431	87,329
Dominion Energy, Inc.	43	3,266
Domino’s Pizza, Inc.	22	8,091
Dover Corp.	65	8,913
DTE Energy Co.	23	3,062
Duke Energy Corp.	53	5,116
Eastman Chemical Co.	152	16,738
Electronic Arts, Inc.	73	9,882
Eli Lilly & Co.	536	100,136
Equitable Holdings, Inc.	370	12,069
Evergy, Inc.	59	3,512
Exlservice Holdings, Inc. (*)	36	3,246
Extra Space Storage, Inc. REIT	23	3,049
Exxon Mobil Corp.	492	27,468
Facebook, Inc., Class A (*)	296	87,181
Fifth Third Bancorp	554	20,747
Flagstar Bancorp, Inc.	186	8,389
FormFactor, Inc. (*)	186	8,390
FTI Consulting, Inc. (*)	24	3,363
General Mills, Inc.	100	6,132
Gilead Sciences, Inc.	77	4,977
Graco, Inc.	76	5,443
HCA Healthcare, Inc.	167	31,453
Honeywell International, Inc.	261	56,655
Hormel Foods Corp.	159	7,597
Humana, Inc.	82	34,379
Huntington Ingalls Industries, Inc.	66	13,586
IDEXX Laboratories, Inc. (*)	59	28,869
Intel Corp.	1,080	69,120
Intercontinental Exchange, Inc.	842	94,035
Intuit, Inc.	144	55,161
IQVIA Holdings, Inc. (*)	595	114,918
Jack Henry & Associates, Inc.	150	22,758
JB Hunt Transport Services, Inc.	25	4,202
Johnson & Johnson	1,410	231,733
Kellogg Co.	207	13,103
Keysight Technologies, Inc. (*)	36	5,162
Kimberly-Clark Corp.	116	16,130
KLA Corp.	29	9,582
LHC Group, Inc. (*)	23	4,398
Lockheed Martin Corp.	130	48,035
Lowe’s Cos., Inc.	488	92,808
Martin Marietta Materials, Inc.	37	12,425
Description	Shares	Fair Value
MasterCard, Inc., Class A	29	$10,325
McAfee Corp., Class A Class A	399	9,073
McDonald’s Corp.	370	82,932
McKesson Corp.	237	46,224
MDU Resources Group, Inc.	482	15,236
Medtronic PLC	216	25,516
Merck & Co., Inc.	1,006	77,553
MetLife, Inc.	869	52,827
Mettler-Toledo International, Inc. (*)	3	3,467
Microsoft Corp.	1,410	332,436
ModivCare, Inc. (*)	19	2,814
Mohawk Industries, Inc. (*)	59	11,346
Moody’s Corp.	72	21,500
Motorola Solutions, Inc.	511	96,094
MYR Group, Inc. (*)	47	3,368
Netflix, Inc. (*)	87	45,384
Newmont Corp.	76	4,581
Northrop Grumman Corp.	65	21,037
NRG Energy, Inc.	229	8,640
NVIDIA Corp.	135	72,081
O’Reilly Automotive, Inc. (*)	6	3,044
Occidental Petroleum Corp.	423	11,260
Old Dominion Freight Line, Inc.	116	27,888
Old Republic International Corp.	223	4,870
Oracle Corp.	854	59,925
Ovintiv, Inc.	477	11,362
Palo Alto Networks, Inc. (*)	131	42,190
Paychex, Inc.	206	20,192
Paycom Software, Inc. (*)	18	6,661
PayPal Holdings, Inc. (*)	189	45,897
PepsiCo, Inc.	81	11,457
Philip Morris International, Inc.	594	52,712
Pioneer Natural Resources Co.	39	6,194
Portland General Electric Co.	67	3,180
PTC, Inc. (*)	504	69,376
Public Storage REIT	41	10,117
PulteGroup, Inc.	180	9,439
QUALCOMM, Inc.	253	33,545
Quanta Services, Inc.	295	25,954
Quest Diagnostics, Inc.	34	4,364
Realty Income Corp. REIT	48	3,048
Regions Financial Corp.	1,236	25,536
Rent-A-Center, Inc.	147	8,476
Republic Services, Inc.	157	15,598
ResMed, Inc.	14	2,716
Rockwell Automation, Inc.	204	54,150
RPM International, Inc.	86	7,899

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
S&P Global, Inc.	297	$104,802
SBA Communications Corp. REIT	12	3,331
Select Medical Holdings Corp. (*)	260	8,866
Service Corp. International	204	10,414
ServiceNow, Inc. (*)	19	9,502
Sirius XM Holdings, Inc.	524	3,191
Skyworks Solutions, Inc.	166	30,458
SLM Corp.	619	11,123
Southwest Gas Holdings, Inc.	158	10,856
Spirit Realty Capital, Inc. REIT	222	9,435
Starbucks Corp.	88	9,616
Stellantis NV	516	9,124
Stepan Co.	24	3,051
STERIS PLC	23	4,381
Synopsys, Inc. (*)	289	71,608
Targa Resources Corp.	366	11,621
Target Corp.	295	58,431
Tesla, Inc. (*)	107	71,469
Texas Instruments, Inc.	444	83,912
The Allstate Corp.	47	5,400
The Bank of New York Mellon Corp.	146	6,904
The Charles Schwab Corp.	887	57,815
The Clorox Co.	75	14,466
The Coca-Cola Co.	1,995	105,156
The Hanover Insurance Group, Inc.	38	4,919
The Hartford Financial Services Group, Inc.	61	4,074
The Hershey Co.	56	8,857
The Home Depot, Inc.	197	60,134
The J.M. Smucker Co.	26	3,290
The Kroger Co.	166	5,974
The Mosaic Co.	297	9,388
The Procter & Gamble Co.	770	104,281
The Sherwin-Williams Co.	27	19,926
Thermo Fisher Scientific, Inc.	286	130,525
Tractor Supply Co.	29	5,135
Trimble, Inc. (*)	111	8,635
Ubiquiti, Inc.	56	16,705
United Parcel Service, Inc., Class B	76	12,919
United Therapeutics Corp. (*)	21	3,513
UnitedHealth Group, Inc.	71	26,417
Universal Health Services, Inc., Class B	58	7,737
Verizon Communications, Inc.	2,689	156,365
Viatris, Inc. (*)	138	1,928
Visa, Inc., Class A	404	85,539
Vistra Corp.	579	10,237
Walmart, Inc.	257	34,908
Description	Shares	Fair Value
Warner Music Group Corp., Class A	794	$27,258
Waste Management, Inc.	59	7,612
Waters Corp. (*)	16	4,547
WD-40 Co.	17	5,205
WEC Energy Group, Inc.	101	9,453
Werner Enterprises, Inc.	61	2,877
West Pharmaceutical Services, Inc.	17	4,790
Williams-Sonoma, Inc.	70	12,544
WW Grainger, Inc.	26	10,424
Xcel Energy, Inc.	68	4,523
Zoetis, Inc.	579	91,181
		6,874,247
Total Common Stocks (Cost $7,702,028)		10,468,126
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 12.8%
Australia | 0.4%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	100	$79,888
Canada | 0.9%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	105	102,976
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	70	57,494
			160,470
France | 0.4%
Schneider Electric SE, 2.950%, 09/27/22	USD	60	62,070
Germany | 0.6%
BMW Finance NV, 0.875%, 08/16/22	GBP	25	34,641
Daimler AG, 0.750%, 09/10/30	EUR	55	65,762
			100,403
Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	17	20,525
United Kingdom | 1.3%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	145,008
Unilever Capital Corp., 1.375%, 09/14/30	USD	100	93,853
			238,861
United States | 9.1%
Adobe, Inc., 2.300%, 02/01/30	USD	60	60,678

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Alphabet, Inc., 1.100%, 08/15/30	USD	70	$64,345
Amazon.com, Inc., 3.150%, 08/22/27	USD	60	65,650
American Express Credit Corp., 3.300%, 05/03/27	USD	55	60,174
Apple, Inc., 3.000%, 06/20/27	USD	60	65,100
Ball Corp., 4.875%, 03/15/26	USD	35	39,141
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	35	35,578
3.248%, 10/21/27	USD	60	64,505
Citigroup, Inc., 1.560% (BBSW3M + 1.550%), 05/04/21 (§)	AUD	83	63,106
Dell International LLC, 5.300%, 10/01/29	USD	45	52,639
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	80	66,359
Johnson & Johnson, 3.625%, 03/03/37	USD	28	31,608
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	75	81,626
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	48	51,918
McDonald’s Corp., 3.125%, 03/04/25	CAD	80	67,946
Microsoft Corp., 3.500%, 11/15/42	USD	40	43,956
Morgan Stanley, 3.625%, 01/20/27	USD	60	65,835
PepsiCo, Inc., 2.875%, 10/15/49	USD	45	43,552
Pfizer, Inc., 2.625%, 04/01/30	USD	60	62,282
Prologis LP, 1.250%, 10/15/30	USD	70	63,498
Sealed Air Corp., 4.875%, 12/01/22	USD	35	36,400
Service Corp. International, 4.625%, 12/15/27	USD	35	36,881
Starbucks Corp., 4.450%, 08/15/49	USD	50	58,013
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	65	61,688
Description	Security Currency	Principal Amount (000)	Fair Value
The Home Depot, Inc., 5.875%, 12/16/36	USD	45	$61,985
The Procter & Gamble Co., 1.200%, 10/29/30	USD	35	32,389
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	75	74,488
United Rentals North America, Inc., 4.875%, 01/15/28	USD	35	36,868
Verizon Communications, Inc., 3.875%, 02/08/29	USD	74	82,321
			1,630,529
Total Corporate Bonds (Cost $2,199,221)			2,292,746

Description		Shares	Fair Value
Exchange-Traded Funds | 5.1%
iShares MSCI World ETF (Cost $641,284)		7,610	$901,709

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 18.7%
Australia | 0.7%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	90	$64,691
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	90	63,735
			128,426
Bahamas | 0.6%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	110	109,828
Bermuda | 1.1%
Government of Bermuda, 2.375%, 08/20/30 (#)	USD	200	194,611
Canada | 1.0%
City of Vancouver, 2.900%, 11/20/25	CAD	50	42,785
Province of Quebec:
2.500%, 04/20/26	USD	55	58,687
1.850%, 02/13/27	CAD	95	77,168
			178,640
Chile | 1.8%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	40,000	61,546
2.300%, 10/01/28	CLP	105,000	139,012
Republic of Chile, 0.830%, 07/02/31	EUR	100	120,825
			321,383

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Colombia | 0.4%
Republic of Colombia, 9.850%, 06/28/27	COP	190,000	$61,994
Czech Republic | 1.0%
Czech Republic, 2.000%, 10/13/33	CZK	4,180	185,933
Hungary | 1.2%
Hungary Government Bonds:
2.500%, 10/24/24	HUF	19,000	63,699
2.750%, 12/22/26	HUF	18,770	63,231
3.000%, 10/27/27	HUF	18,400	62,757
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	25	31,315
			221,002
Italy | 0.7%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	50	61,791
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	68,894
			130,685
Mexico | 0.4%
Mexican Bonos, 7.500%, 06/03/27	MXN	1,300	67,756
United Mexican States, 6.750%, 02/06/24	GBP	5	8,024
			75,780
Morocco | 0.6%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	100	110,344
Netherlands | 1.1%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	200	195,588
New Zealand | 0.9%
New Zealand Local Government Funding Agency Bonds:
4.500%, 04/15/27	NZD	165	134,073
2.000%, 04/15/37	NZD	50	30,656
			164,729
Norway | 1.3%
Oslo Kommune:
2.350%, 09/04/24	NOK	1,000	120,929
0.920% (NIBOR3M + 0.460%), 05/06/26	NOK	1,000	117,981
			238,910
Panama | 0.4%
Republic of Panama, 8.875%, 09/30/27	USD	50	69,031
Description	Security Currency	Principal Amount (000)	Fair Value
Peru | 0.7%
Peru Government Bonds, 6.150%, 08/12/32	PEN	400	$115,758
Philippines | 1.2%
Republic of Philippines, 3.900%, 11/26/22	PHP	10,000	209,321
Poland | 0.8%
Poland Government Bonds:
2.500%, 07/25/27	PLN	250	68,733
2.750%, 10/25/29	PLN	240	67,235
			135,968
Romania | 1.6%
Romanian Government Bonds:
4.000%, 10/27/21	RON	290	69,608
4.750%, 02/24/25	RON	535	137,348
Romanian Government International Bonds, 2.375%, 04/19/27	EUR	55	69,659
			276,615
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	70	60,051
Spain | 0.3%
Spain Government Bonds, 1.200%, 10/31/40	EUR	49	59,780
United Kingdom | 0.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	45	66,615
1.500%, 07/22/47	GBP	25	35,321
			101,936
Total Foreign Government Obligations (Cost $3,284,613)			3,346,313
Supranational Bonds | 2.6%
African Development Bank, 0.750%, 04/03/23	USD	45	45,396
Asian Development Bank, 2.125%, 03/19/25	USD	68	71,680
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	35	36,260
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,190,000	85,909
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	85	70,800
1.900%, 01/16/25	CAD	50	41,181
2.900%, 11/26/25	AUD	85	70,283

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
International Finance Corp., 2.125%, 04/07/26	USD	35	$36,858
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	2	1,335
Total Supranational Bonds (Cost $427,602)			459,702
US Municipal Bonds | 1.2%
California | 1.0%
State of California, 7.550%, 04/01/39	USD	105	169,622
New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	43,946
Total US Municipal Bonds (Cost $218,520)			213,568
US Treasury Securities | 0.6%
US Treasury Notes:
2.875%, 08/15/28	USD	48	52,796
0.625%, 08/15/30	USD	60	54,375
Total US Treasury Securities (Cost $113,557)			107,171

Description		Shares	Fair Value
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $77,299)		77,299	$77,299
Total Investments | 100.0% (Cost $14,664,124) (»)			$17,866,634
Cash and Other Assets in Excess of Liabilities | 0.0%			3,409
Net Assets | 100.0%			$17,870,043

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	151,310	USD	115,332	HSB	04/20/21	$—	$394
AUD	165,000	USD	125,409	HSB	04/20/21	—	72
AUD	213,076	USD	165,139	HSB	04/20/21	—	3,283
AUD	976,146	USD	749,742	HSB	04/20/21	—	8,245
AUD	279,787	USD	216,764	JPM	04/20/21	—	4,233
CAD	141,706	USD	111,531	HSB	04/20/21	1,235	—
CAD	188,764	USD	151,440	HSB	04/20/21	—	1,227
CAD	218,181	USD	173,253	HSB	04/20/21	370	—
CAD	367,631	USD	287,322	HSB	04/20/21	5,229	—
CAD	487,456	USD	389,067	HSB	04/20/21	—	1,163
CAD	1,218,308	USD	969,388	HSB	04/20/21	108	—
CAD	30,721	USD	24,406	JPM	04/20/21	41	—
CAD	258,002	USD	204,093	JPM	04/20/21	1,218	—
CAD	293,665	USD	231,393	JPM	04/20/21	2,298	—
CAD	18,748	USD	14,912	SSB	06/24/21	8	—
CHF	117,159	USD	132,454	HSB	04/20/21	—	8,449
CHF	127,727	USD	144,394	JPM	04/20/21	—	9,204
CHF	29,703	USD	31,830	SSB	06/24/21	—	335
CLP	6,529,500	USD	9,000	CIT	05/14/21	66	—
CLP	334,315,960	USD	467,000	CIT	05/14/21	—	2,835
CNH	563,425	USD	87,000	HSB	04/20/21	—	1,263
CNH	5,527,417	USD	851,013	HSB	04/20/21	—	9,899
CNH	5,684,063	USD	872,163	HSB	06/04/21	—	10,117
COP	532,734,000	USD	150,000	CIT	05/14/21	—	4,609
CZK	1,666,795	USD	75,903	HSB	04/20/21	—	1,010
CZK	1,926,264	USD	89,370	HSB	04/20/21	—	2,819
CZK	9,266,254	USD	420,633	HSB	04/20/21	—	4,281
DKK	324,034	USD	51,562	SSB	06/24/21	—	408
EUR	703,541	USD	851,836	CIT	04/20/21	—	26,555
EUR	60,255	USD	72,555	HSB	04/20/21	—	1,873
EUR	375,632	USD	448,166	HSB	04/20/21	—	7,535
EUR	750,442	USD	892,849	HSB	04/20/21	—	12,550
EUR	1,865,928	USD	2,259,210	HSB	04/20/21	—	70,401
EUR	665,573	USD	805,902	JPM	04/20/21	—	25,159
EUR	200,230	USD	239,263	SSB	06/24/21	—	4,060
GBP	34,433	USD	47,015	HSB	04/20/21	457	—
GBP	47,847	USD	66,452	HSB	04/20/21	—	487
GBP	138,227	USD	187,871	HSB	04/20/21	2,697	—
GBP	377,838	USD	521,205	HSB	04/20/21	—	294
GBP	249,711	USD	339,413	JPM	04/20/21	4,854	—
GBP	45,075	USD	62,405	SSB	06/24/21	—	249
HKD	343,605	USD	44,243	SSB	06/24/21	—	37
HUF	23,475,981	USD	76,156	HSB	04/20/21	—	155
HUF	23,740,286	USD	80,331	HSB	04/20/21	—	3,474
HUF	30,591,186	USD	103,734	HSB	04/20/21	—	4,697
HUF	32,493,300	USD	110,076	HSB	04/20/21	—	4,881

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	131,201,569	USD	425,890	HSB	04/20/21	$—	$1,134
IDR	1,376,400,000	USD	95,716	JPM	04/13/21	—	1,324
INR	9,952,180	USD	134,875	JPM	04/16/21	811	—
JPY	41,588,686	USD	400,921	CIT	04/20/21	—	25,250
JPY	3,950,844	USD	36,300	HSB	04/20/21	—	612
JPY	358,136,816	USD	3,452,553	HSB	04/20/21	—	217,507
JPY	28,964,000	USD	266,682	SSB	06/24/21	—	4,889
KRW	332,739,488	USD	300,000	JPM	05/20/21	—	4,945
MXN	566,021	USD	27,333	HSB	04/20/21	317	—
MXN	852,102	USD	42,756	HSB	04/20/21	—	1,131
MXN	3,134,708	USD	151,377	HSB	04/20/21	1,753	—
NOK	3,071,590	USD	359,017	HSB	04/20/21	105	—
NOK	470,119	USD	54,710	SSB	06/24/21	252	—
NZD	69,430	USD	50,020	HSB	04/20/21	—	1,531
NZD	94,139	USD	67,754	HSB	04/20/21	—	2,008
NZD	520,424	USD	366,074	HSB	04/20/21	—	2,617
PEN	971,208	USD	262,000	CIT	05/14/21	—	2,581
PHP	4,857,000	USD	100,000	HSB	04/13/21	—	12
PLN	222,833	USD	57,865	HSB	04/20/21	—	1,474
PLN	223,038	USD	59,456	HSB	04/20/21	—	3,013
PLN	1,223,388	USD	315,093	HSB	04/20/21	—	5,499
PLN	159,244	USD	42,503	JPM	04/20/21	—	2,204
RON	131,619	USD	31,800	HSB	04/20/21	—	452
RON	200,168	USD	49,686	HSB	04/20/21	—	2,011
RON	346,891	USD	84,513	HSB	04/20/21	—	1,893
RON	1,950,711	USD	473,967	HSB	04/20/21	—	9,363
RON	254,422	USD	62,438	JPM	04/20/21	—	1,842
RUB	5,285,107	USD	71,136	JPM	04/20/21	—	1,363
SEK	485,220	USD	57,953	HSB	04/20/21	—	2,386
SEK	1,074,313	USD	128,419	JPM	04/20/21	—	5,391
SGD	35,483	USD	26,374	HSB	04/20/21	1	—
SGD	187,714	USD	139,850	HSB	04/20/21	—	318
SGD	25,133	USD	18,813	JPM	04/20/21	—	131
THB	3,235,757	USD	107,729	HSB	04/20/21	—	4,193
USD	108,082	AUD	139,911	CIT	04/20/21	1,803	—
USD	32,300	AUD	42,456	HSB	04/20/21	49	—
USD	40,900	AUD	52,774	HSB	04/20/21	812	—
USD	214,000	AUD	276,197	HSB	04/20/21	4,196	—
USD	347,422	AUD	449,632	HSB	04/20/21	5,873	—
USD	43,400	AUD	55,131	JPM	04/20/21	1,521	—
USD	195,904	AUD	251,594	JPM	04/20/21	4,789	—
USD	544,388	AUD	704,485	JPM	04/20/21	9,250	—
USD	180,095	AUD	233,105	MSC	04/20/21	3,025	—
USD	497,116	CAD	631,761	CIT	04/20/21	—	5,623
USD	57,000	CAD	72,881	HSB	04/20/21	—	997
USD	76,700	CAD	95,710	HSB	04/20/21	537	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	415,000	CAD	519,597	HSB	04/20/21	$1,519	$—
USD	797,595	CAD	1,013,392	HSB	04/20/21	—	8,835
USD	911,131	CAD	1,157,748	JPM	04/20/21	—	10,173
USD	30,011	CAD	37,580	SSB	06/24/21	104	—
USD	19,000	CHF	17,023	HSB	04/20/21	982	—
USD	28,100	CHF	26,051	HSB	04/20/21	527	—
USD	143,000	CHF	131,965	JPM	04/20/21	3,324	—
USD	39,186	CHF	36,146	SSB	06/24/21	859	—
USD	77,406	CLP	54,764,751	CIT	05/14/21	1,371	—
USD	98,971	CLP	69,704,956	CIT	05/14/21	2,192	—
USD	489,822	CLP	359,367,727	CIT	05/14/21	—	9,125
USD	123,500	CNH	802,079	HSB	04/20/21	1,447	—
USD	186,700	CNH	1,216,623	HSB	04/20/21	1,565	—
USD	530,000	CNH	3,455,780	HSB	04/20/21	4,129	—
USD	500,000	CNH	3,271,090	HSB	06/04/21	3,906	—
USD	20,000	COP	71,735,800	CIT	05/14/21	422	—
USD	173,251	COP	623,572,647	CIT	05/14/21	3,069	—
USD	688,471	CZK	14,840,745	HSB	04/20/21	21,645	—
USD	3,516	CZK	75,852	JPM	04/20/21	107	—
USD	71,000	CZK	1,551,007	JPM	04/20/21	1,310	—
USD	64,749	DKK	403,051	SSB	06/24/21	1,121	—
USD	32,400	EUR	27,394	HSB	04/20/21	266	—
USD	419,900	EUR	348,169	HSB	04/20/21	11,484	—
USD	526,900	EUR	441,549	HSB	04/20/21	8,946	—
USD	2,905,000	EUR	2,432,469	HSB	04/20/21	51,616	—
USD	66,663	EUR	56,538	JPM	04/20/21	342	—
USD	284,000	EUR	236,757	JPM	04/20/21	6,275	—
USD	290,000	EUR	242,045	JPM	04/20/21	6,071	—
USD	168,940	EUR	142,769	SSB	06/24/21	1,234	—
USD	8,400	GBP	6,131	HSB	04/20/21	—	53
USD	94,000	GBP	67,163	HSB	04/20/21	1,404	—
USD	96,900	GBP	70,897	HSB	04/20/21	—	844
USD	125,300	GBP	90,181	HSB	04/20/21	971	—
USD	150,998	GBP	109,421	JPM	04/20/21	144	—
USD	687,000	GBP	495,449	JPM	04/20/21	3,944	—
USD	42,246	GBP	30,861	SSB	06/24/21	—	310
USD	55,563	HKD	431,445	SSB	06/24/21	55	—
USD	85,000	HUF	26,110,045	HSB	04/20/21	471	—
USD	424,448	HUF	125,292,673	HSB	04/20/21	18,822	—
USD	465,394	HUF	137,463,470	JPM	04/20/21	20,366	—
USD	20,000	IDR	288,440,000	JPM	04/13/21	219	—
USD	73,300	IDR	1,031,917,400	JPM	04/13/21	2,532	—
USD	35,500	IDR	517,767,500	JPM	06/30/21	373	—
USD	100,000	INR	7,274,400	JPM	04/16/21	822	—
USD	118,900	JPY	12,940,362	HSB	04/20/21	2,010	—
USD	219,428	JPY	22,761,483	HSB	04/20/21	13,824	—
USD	258,400	JPY	27,115,100	HSB	04/20/21	13,470	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	355,500	JPY	38,786,116	HSB	04/20/21	$5,145	$—
USD	1,889,000	JPY	205,504,310	HSB	04/20/21	32,681	—
USD	376,352	JPY	40,894,362	SSB	06/24/21	6,726	—
USD	22,000	KRW	24,814,020	JPM	05/20/21	—	4
USD	200,000	KRW	225,420,000	JPM	05/20/21	109	—
USD	15,200	MXN	308,977	HSB	04/20/21	107	—
USD	20,400	MXN	422,923	HSB	04/20/21	—	260
USD	100,000	MXN	2,062,273	HSB	04/20/21	—	742
USD	106,975	MXN	2,131,931	HSB	04/20/21	2,830	—
USD	18,701	NOK	159,909	JPM	04/20/21	5	—
USD	28,000	NOK	238,077	JPM	04/20/21	165	—
USD	66,000	NOK	566,716	JPM	04/20/21	—	259
USD	481,011	NOK	4,113,080	JPM	04/20/21	120	—
USD	76,449	NOK	650,210	SSB	06/24/21	432	—
USD	192,021	NZD	268,582	CIT	04/20/21	4,446	—
USD	28,000	NZD	39,085	HSB	04/20/21	703	—
USD	45,693	NZD	63,904	HSB	04/20/21	1,064	—
USD	24,100	NZD	32,728	JPM	04/20/21	1,244	—
USD	356,209	NZD	498,056	JPM	04/20/21	8,373	—
USD	389,955	PEN	1,420,686	CIT	05/14/21	10,476	—
USD	284,712	PHP	13,774,368	HSB	04/13/21	1,149	—
USD	13,300	PLN	49,476	HSB	04/20/21	779	—
USD	446,538	PLN	1,675,107	HSB	04/20/21	22,631	—
USD	28,000	PLN	107,814	JPM	04/20/21	716	—
USD	132,100	PLN	496,330	JPM	04/20/21	6,497	—
USD	20,900	RON	84,782	HSB	04/20/21	707	—
USD	25,500	RON	104,672	HSB	04/20/21	570	—
USD	636,641	RON	2,564,835	HSB	04/20/21	25,770	—
USD	143,000	RON	586,894	JPM	04/20/21	3,219	—
USD	42,000	RUB	3,157,910	JPM	04/20/21	310	—
USD	25,900	SEK	222,828	HSB	04/20/21	382	—
USD	128,000	SEK	1,090,045	JPM	04/20/21	3,171	—
USD	28,000	SGD	37,525	HSB	04/20/21	107	—
USD	207,464	SGD	274,977	JPM	04/20/21	3,067	—
USD	71,000	THB	2,191,770	HSB	04/20/21	869	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$413,505	$580,552

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 92.5%
Equity Funds | 74.8%
First Trust NASDAQ Cybersecurity ETF	38,599	$1,614,210
Franklin FTSE Japan ETF	80,286	2,441,497
Health Care Select Sector SPDR Fund	40,638	4,744,080
iShares Core Dividend Growth ETF	53,455	2,580,273
iShares Core MSCI EAFE ETF	28,592	2,060,054
iShares Core MSCI Europe ETF	38,032	2,052,587
iShares Expanded Tech Sector ETF	4,597	1,658,827
iShares Expanded Tech-Software Sector ETF	4,791	1,635,743
iShares MSCI Eurozone ETF	46,344	2,151,752
iShares Russell 2000 ETF	29,942	6,615,386
SPDR S&P Regional Banking ETF	37,617	2,495,512
Vanguard Consumer Staples ETF	20,496	3,653,002
Vanguard Industrials ETF	37,797	7,153,838
Vanguard S&P 500 ETF (±)	37,072	13,505,330
Vanguard S&P 500 Value ETF	51,625	7,056,621
		61,418,712
Fixed-Income Funds | 17.7%
Goldman Sachs Access Treasury 0-1 Year ETF	26,759	2,679,379
iShares 1-3 Year Treasury Bond ETF	92,079	7,941,814
Vanguard Intermediate-Term Corporate Bond ETF	41,420	3,853,302
		14,474,495
Total Exchange-Traded Funds (Cost $63,686,899)		75,893,207
Short-Term Investments | 11.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $9,259,618)	9,259,618	9,259,618
Total Investments excluding Securities Sold Short | 103.7% (Cost $72,946,517)		$85,152,825
Securities Sold Short | (3.6)%
Exchange-Traded Funds | (3.6)%
iShares 20+ Year Treasury Bond ETF (Proceeds $3,238,623)	(21,732)	(2,943,599)
Total Investments | 100.2% (Cost and short proceeds $69,707,894)		$82,209,226
Liabilities in Excess of Cash and Other Assets | (0.2)%		(126,651)
Net Assets l 100.0%		$82,082,575

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 58.6%
Australia | 4.5%
Abacus Property Group REIT	8,328	$17,834
Atlas Arteria, Ltd.	54,839	248,255
Aventus Group REIT	8,831	19,345
BWP Trust REIT	12,585	37,791
Charter Hall Group REIT	9,841	96,353
Charter Hall Long Wale REIT	8,720	31,338
Dexus REIT	4,404	32,681
Goodman Group REIT	8,237	113,473
Growthpoint Properties Australia, Ltd. REIT	7,168	18,934
Ingenia Communities Group REIT	9,248	35,614
Scentre Group REIT	8,975	19,271
Stockland REIT	5,644	18,922
Transurban Group	59,195	600,362
		1,290,173
Belgium | 0.2%
Shurgard Self Storage SA	447	20,361
VGP NV	121	19,364
Warehouses De Pauw CVA REIT	736	24,323
		64,048
Canada | 1.1%
Agnico Eagle Mines, Ltd.	1,355	78,332
Allied Properties Real Estate Investment Trust	800	25,871
Altus Group, Ltd.	884	42,515
Atco, Ltd., Class I	1,493	49,565
FirstService Corp.	200	29,687
Granite Real Estate Investment Trust	884	53,756
True North Commercial Real Estate Investment Trust	4,197	22,944
		302,670
China | 2.1%
Agile Group Holdings, Ltd.	24,000	39,398
China Resources Land, Ltd.	8,000	38,755
CIFI Holdings Group Co., Ltd.	50,000	48,650
Country Garden Holdings Co., Ltd.	21,000	27,002
Gemdale Properties & Investment Corp., Ltd.	140,000	21,275
Gree Real Estate Co., Ltd., Class A (*)	19,800	17,210
KWG Group Holdings, Ltd.	28,500	48,893
Logan Group Co., Ltd.	43,000	72,576
Longfor Group Holdings, Ltd.	13,000	86,563
Powerlong Commercial Management Holdings, Ltd.	8,000	26,547
Powerlong Real Estate Holdings, Ltd.	62,000	61,859
Shenzhen Investment, Ltd.	62,000	21,566
Sunac China Holdings, Ltd.	7,000	30,151
Description	Shares	Fair Value
Yuexiu Property Co., Ltd.	114,000	$25,870
Zhongliang Holdings Group Co., Ltd.	25,000	17,007
		583,322
France | 2.9%
Eutelsat Communications SA	12,123	147,556
Gecina SA REIT	179	24,648
Klepierre SA REIT	829	19,311
Nexity SA	689	33,998
Unibail-Rodamco-Westfield REIT (*)	103	8,254
Unibail-Rodamco-Westfield REIT (*)	120	9,617
Vinci SA	5,736	587,821
		831,205
Germany | 1.2%
Aroundtown SA	3,367	23,966
Deutsche Wohnen SE	1,657	77,297
Sirius Real Estate, Ltd.	21,519	26,298
TAG Immobilien AG	1,194	34,087
Vonovia SE	2,604	170,089
		331,737
Hong Kong | 2.7%
CK Infrastructure Holdings, Ltd.	17,500	104,059
ESR Cayman, Ltd. (*)	7,600	24,984
Henderson Land Development Co., Ltd.	22,000	98,901
Hopson Development Holdings, Ltd.	16,000	57,714
Link Real Estate Investment Trust	3,100	28,261
New World Development Co., Ltd.	7,000	36,259
Power Assets Holdings, Ltd.	35,000	206,752
Shimao Group Holdings, Ltd.	7,000	22,037
Shoucheng Holdings, Ltd.	96,000	23,146
Sun Hung Kai Properties, Ltd.	8,500	128,937
Wharf Real Estate Investment Co., Ltd.	9,000	50,555
		781,605
Ireland | 0.1%
Hibernia REIT PLC	22,336	28,865
Israel | 0.1%
Adgar Investment and Development, Ltd.	6,380	11,369
Property & Building Corp., Ltd.	133	12,268
		23,637
Italy | 7.8%
ASTM SpA (*)	3,512	106,462
Atlantia SpA (*)	20,567	385,873
Hera SpA	60,048	230,796
Italgas SpA	32,162	209,166
Snam SpA	119,004	660,764

Description	Shares	Fair Value
Lazard Real Assets Portfolio (continued) (•)
Terna Rete Elettrica Nazionale SpA	81,473	$616,222
		2,209,283
Japan | 3.0%
Advance Residence Investment Corp. REIT	9	28,240
Daito Trust Construction Co., Ltd.	400	46,534
Daiwa House Industry Co., Ltd.	1,900	55,830
Daiwa House REIT Investment Corp.	11	29,578
Frontier Real Estate Investment Corp. REIT	21	89,568
GLP J-Reit	40	65,744
Japan Logistics Fund, Inc. REIT	9	25,347
Japan Metropolitan Fund Invest REIT	51	52,139
Japan Real Estate Investment Corp.	8	47,269
Katitas Co., Ltd.	1,100	30,768
Keihanshin Building Co., Ltd.	2,100	28,227
LaSalle Logiport REIT	25	37,892
Mitsubishi Estate Co., Ltd.	5,500	96,452
Mitsui Fudosan Co., Ltd.	1,900	43,370
Nippon Building Fund, Inc. REIT	5	29,464
NIPPON REIT Investment Corp.	11	42,044
Open House Co., Ltd.	700	29,940
Orix JREIT, Inc.	21	36,591
SRE Holdings Corp. (*)	600	24,816
		839,813
Luxembourg | 0.6%
SES SA	21,299	169,184
Mexico | 0.2%
Corp Inmobiliaria Vesta SAB de CV	20,800	43,575
Fibra Uno Administracion SA de CV REIT	20,900	24,469
		68,044
Netherlands | 0.1%
Eurocommercial Properties NV	1,940	42,855
Norway | 0.1%
Entra ASA	1,467	32,579
Singapore | 0.8%
Keppel DC REIT	21,600	43,406
Keppel Pacific Oak US REIT	29,400	21,163
Mapletree Commercial Trust REIT	11,500	18,167
Mapletree Industrial Trust REIT	31,900	65,073
Mapletree Logistics Trust REIT	17,500	25,162
Parkway Life Real Estate Investment Trust	9,000	27,276
Sasseur Real Estate Investment Trust	63,500	42,061
		242,308
South Korea | 0.1%
Korea Asset In Trust Co., Ltd.	5,679	23,485
Description	Shares	Fair Value
Spain | 2.2%
Ferrovial SA	23,786	$620,200
Sweden | 0.7%
Castellum AB	2,305	50,839
Catena AB	437	19,258
Cibus Nordic Real Estate AB	1,237	23,228
Fabege AB	1,485	20,014
Fastighets AB Balder, B Shares (*)	438	21,684
Nyfosa AB	1,704	17,514
Sagax AB, Class D	4,562	16,899
Wallenstam AB Class B	1,541	21,048
		190,484
Switzerland | 0.1%
Allreal Holding AG	123	24,776
Turkey | 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	62,582	14,550
United Arab Emirates | 0.3%
Aldar Properties PJSC	71,647	73,393
United Kingdom | 6.7%
Anglo American PLC	2,585	101,283
Big Yellow Group PLC REIT	1,293	19,851
Civitas Social Housing PLC REIT	35,663	53,004
Great Portland Estates PLC REIT	1,783	16,713
National Grid PLC	55,041	656,435
Pennon Group PLC	20,476	275,263
Segro PLC REIT	9,873	127,638
Severn Trent PLC	10,304	327,619
United Utilities Group PLC	25,806	329,427
		1,907,233
United States | 20.9%
Agree Realty Corp. REIT	412	27,732
Alexandria Real Estate Equities, Inc., REIT	487	80,014
Ameren Corp.	2,400	195,264
American Tower Corp. REIT	1,606	383,930
Americold Realty Trust REIT	1,368	52,627
AvalonBay Communities, Inc. REIT	245	45,205
Boston Properties, Inc. REIT	606	61,364
Brandywine Realty Trust REIT	2,477	31,978
Brixmor Property Group, Inc. REIT	2,085	42,180
Bunge, Ltd.	1,456	115,417
Camden Property Trust REIT	613	67,375
CareTrust REIT, Inc. REIT	984	22,912
CBRE Group, Inc., Class A (*)	1,356	107,273
Community Healthcare Trust, Inc. REIT	613	28,272

Description	Shares	Fair Value
Lazard Real Assets Portfolio (continued) (•)
Consolidated Edison, Inc.	5,840	$436,832
CoreSite Realty Corp. REIT	487	58,367
Crown Castle International Corp., REIT	1,747	300,711
CSX Corp.	2,555	246,353
CubeSmart REIT	900	34,047
Digital Realty Trust, Inc. REIT	1,155	162,670
Easterly Government Properties, Inc. REIT	2,346	48,633
EastGroup Properties, Inc. REIT	328	46,996
Equinix, Inc. REIT	294	199,799
Equity Lifestyle Properties, Inc. REIT	1,276	81,205
Equity Residential REIT	1,117	80,011
Essex Property Trust, Inc. REIT	166	45,125
Extra Space Storage, Inc. REIT	449	59,515
Gaming and Leisure Properties, Inc. REIT	1,148	48,710
Getty Realty Corp. REIT	606	17,162
Healthcare Trust of America, Inc., Class A REIT	1,342	37,012
Healthpeak Properties, Inc. REIT	1,984	62,972
Highwoods Properties, Inc. REIT	884	37,959
Hilton Worldwide Holdings, Inc. (*)	2,154	260,462
Host Hotels & Resorts, Inc. REIT (*)	1,702	28,679
Innovative Industrial Properties, Inc. REIT	68	12,251
Invitation Homes, Inc., REIT	1,468	46,961
Iron Mountain, Inc. REIT	1,226	45,374
Lamar Advertising Co., Class A REIT	406	38,132
Life Storage, Inc. REIT	462	39,709
Medical Properties Trust, Inc. REIT	3,375	71,820
MGM Growth Properties LLC, REIT Class A	1,000	32,620
Mid-America Apartment Communities, Inc. REIT	807	116,499
National Retail Properties, Inc. REIT	1,030	45,392
Norfolk Southern Corp.	655	175,881
Omega Healthcare Investors, Inc. REIT	955	34,982
Park Hotels & Resorts, Inc. REIT (*)	900	19,422
Pennsylvania Real Estate Investment Trust	4,296	8,248
PotlatchDeltic Corp. REIT	1,061	56,148
Prologis, Inc., REIT	2,844	301,464
PS Business Parks, Inc., REIT	99	15,303
Public Storage REIT	620	152,991
Rayonier, Inc., REIT	1,223	39,442
Realty Income Corp. REIT	1,534	97,409
Redfin Corp. (*)	422	28,101
Regency Centers Corp. REIT	568	32,211
Sabra Health Care REIT, Inc.	1,868	32,428
SBA Communications Corp. REIT	308	85,485
Simon Property Group, Inc. REIT	1,232	140,165
Spirit Realty Capital, Inc. REIT	600	25,500
Description	Shares	Fair Value
STAG Industrial, Inc., REIT	656	$22,048
STORE Capital Corp. REIT	957	32,060
Sun Communities, Inc. REIT	354	53,114
Sunstone Hotel Investors, Inc. REIT (*)	2,183	27,200
The St. Joe Co.	756	32,432
Tyson Foods, Inc., Class A	615	45,694
Ventas, Inc. REIT	1,131	60,328
VEREIT, Inc. REIT	1,073	41,439
VICI Properties, Inc. REIT	1,333	37,644
Vulcan Materials Co.	485	81,844
Welltower, Inc. REIT	1,162	83,234
Weyerhaeuser Co. REIT	2,132	75,899
WP Carey, Inc. REIT	1,012	71,609
		5,913,246
Total Common Stocks (Cost $14,777,814)		16,608,695
Exchange-Traded Funds | 5.2%
Aberdeen Standard Physical Silver Shares ETF (Δ)	5,500	129,855
SPDR Gold Shares (Δ)	8,278	1,324,149
Total Exchange-Traded Funds
(Cost $1,492,281)		1,454,004
Rights | 0.0%
Italy | 0.0%
Snam SpA Expires 04/07/2021 (Cost $0)	134,204	138
Short-Term Investments | 31.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Δ) (Cost $8,937,940)	8,937,940	8,937,940
Total Investments | 95.3% (Cost $25,208,035) (»)		$27,000,777
Cash and Other Assets in Excess of Liabilities | 4.7%		1,337,470
Net Assets l 100.0%		$28,338,247

Lazard Real Assets Portfolio (continued) (•)

Forward Currency Contracts open at March 31, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	62,912	USD	47,934	JPM	06/24/21	$—	$13
CAD	3,970	USD	3,168	CIT	06/24/21	—	10
EUR	253,446	USD	303,102	HSB	06/24/21	—	4,920
USD	222,722	AUD	285,834	CIT	06/24/21	4,998	—
USD	225,566	AUD	289,408	HSB	06/24/21	5,120	—
USD	230,890	AUD	296,192	JPM	06/24/21	5,277	—
USD	217,149	AUD	278,596	SSB	06/24/21	4,939	—
USD	5,602	CAD	7,045	CIT	06/24/21	—	2
USD	32,015	CAD	40,118	CIT	06/24/21	101	—
USD	14,692	CAD	18,406	JPM	06/24/21	50	—
USD	902,993	EUR	756,630	CIT	06/24/21	12,810	—
USD	1,798,481	EUR	1,506,534	HSB	06/24/21	26,027	—
USD	353,050	EUR	295,674	JPM	06/24/21	5,186	—
USD	1,024,639	EUR	858,390	SSB	06/24/21	14,733	—
USD	897,788	GBP	645,208	HSB	06/24/21	7,312	—
USD	525,188	GBP	377,415	JPM	06/24/21	4,304	—
USD	137,574	GBP	98,864	SSB	06/24/21	1,128	—
USD	158,257	HKD	1,228,910	CIT	06/24/21	164	—
USD	155,988	HKD	1,211,292	SSB	06/24/21	162	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$92,311	$4,945

Futures Contracts open at March 31, 2021 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	11	$110,000	06/28/2021	$304,051	$300,520	$—	$3,531
Sugar 11	2	224,000	06/30/2021	33,177	33,085	—	92
Cotton No. 2	1	50,000	07/08/2021	40,826	41,085	259	—
Low Sulphur Gasoil	6	600	07/12/2021	306,456	306,900	444	—
Soybean Oil	1	60,000	07/14/2021	28,987	30,456	1,469	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$2,172	$3,623

Total Return Swap Agreements open at March 31, 2021 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation
USD	GSC	$7,840,025	10/22/21	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$1,171,461

(a)	For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2021:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	4.79%
Bean Oil	BCOMBO	5.18
Brent Crude	BCOMCO	10.62
Corn	BCOMCN	7.42
Cotton	BCOMCT	0.74
Crude Oil	BCOMCL	12.66
Gold	BCOMGC	0.05
Copper	BCOMHG	8.70
Heating Oil	BCOMHO	2.04
Coffee	BCOMKC	2.25
Kansas Wheat	BCOMKW	2.24
Live Cattle	BCOMLC	3.83
Lean Hogs	BCOMLH	1.22
Natural Gas	BCOMNG	7.65
Nickel	BCOMNI	1.73
Gasoline (RBOB)	BCOMRB	3.64
Soybeans	BCOMSY	8.50
Sugar	BCOMSB	2.26
Silver	BCOMSI	3.16
Soy Meal	BCOMSM	4.46
Wheat	BCOMWH	3.85
Zinc	BCOMZS	3.01
		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

March 31, 2021 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2021, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Developing Markets Equity	0.6%
Emerging Markets Core Equity	0.5%
Emerging Markets Equity Advantage	0.5%
Emerging Markets Strategic Equity	0.8%
International Equity Concentrated	5.2%
International Equity Select	0.5%
International Small Cap Equity	0.3%
Emerging Markets Debt	4.8%
Global Fixed Income	3.3%
U.S. Corporate Income	53.8%
Enhanced Opportunities	5.0%
Global Dynamic Multi Asset	2.2%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio and Global Listed Infrastructure Portfolio for the period ended March 31, 2021 were as follows:

Issue	Value at December 31, 2020	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2021	Values at March 31, 2021
Global Listed Infrastructure
Atlas Arteria, Ltd.	$245,363,263	$-	$-	$-	$(23,960,886)	$4,836,503	48,907,421	$221,402,377
Pennon Group PLC	279,091,668	-	-	-	8,910,393	1,990,935	21,423,608	288,002,061
SES SA	194,564,135	-	-	-	(31,178,246)	-	20,569,089	163,385,889
Total Securities	$719,019,066	$-	$-	$-	$(46,228,739)	$6,827,438	90,900,118	$672,790,327

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2021 which may step up at a future date.
(«)	Issue in default.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2021.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¶)	Date shown is the next perpetual call date.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio, Ltd., a wholly-owned subsidiary of the Lazard Real Assets Portfolio.

Security Abbreviations:

ADR	- American Depositary Receipt	NIBOR	- Norway Interbank Offered Rate
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro
ETF	- Exchange-Traded Fund	NVDR	- Non-Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	REIT	- Real Estate Investment Trust
LIBOR	- London Interbank Offered Rate	SOFR	- Secured Overnight Financing Rate

Currency Abbreviations:
AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	KZT	- Kazakhstan Tenge
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	MYR	- Malaysian Ringgit
CLP	- Chilean Peso	NOK	- Norwegian Krone
CNH	- Chinese Yuan Renminbi	NZD	- New Zealand Dollar
CNY	- Chinese Yuan	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PHP	- Philippine Peso
CZK	- Czech Koruna	PLN	- Polish Zloty
DKK	- Danish Krone	RON	- New Romanian Leu
EUR	- Euro	RUB	- Russian Ruble
GBP	- British Pound Sterling	SEK	- Swedish Krona
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	THB	- Thai Baht
IDR	- Indonesian Rupiah	TRY	- New Turkish Lira
INR	- Indian Rupee	USD	- United States Dollar
JPY	- Japanese Yen	ZAR	- South African Rand

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG
JPM	- JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio
Common & Preferred Stocks
Air Freight & Logistics	0.6	—	0.1	—	—
Airlines	—	0.4	—	—	—
Auto Components	2.2	0.6	0.8	1.5	1.2
Automobiles	—	0.7	1.7	1.9	1.6
Banks	21.5	10.7	10.0	23.7	17.6
Beverages	0.8	2.5	1.0	—	1.0
Biotechnology	—	—	0.1	—	—
Building Products	0.9	—	—	—	—
Capital Markets	—	1.0	0.3	—	0.8
Chemicals	1.3	1.9	2.0	1.5	1.3
Commercial Services & Suppliers	—	—	0.2	—	—
Communications Equipment	0.4	0.9	—	—	—
Construction Materials	0.4	1.5	0.5	3.1	2.5
Consumer Finance	1.0	—	—	—	—
Diversified Consumer Services	0.5	1.1	0.3	—	—
Diversified Financial Services	—	—	0.8	—	—
Diversified Telecommunication Services	—	0.9	1.2	2.5	0.8
Electric Utilities	—	—	0.3	0.8	—
Electrical Equipment	1.3	—	0.6	—	—
Electronic Equipment, Instruments & Components	2.4	2.1	2.4	2.4	1.5
Entertainment	4.9	4.5	0.7	—	2.4
Food & Staples Retailing	—	—	0.8	1.9	2.3
Food Products	—	1.3	0.3	0.7	—
Gas Utilities	1.0	0.7	0.3	—	1.5
Health Care Equipment & Supplies	—	—	0.3	—	—
Health Care Providers & Services	—	—	0.4	2.3	1.1
Hotels, Restaurants & Leisure	2.5	0.9	0.7	0.5	3.4
Household Durables	—	0.5	0.4	1.1	2.6
Household Products	—	—	0.2	0.7	0.8
Independent Power & Renewable Electricity Producers	—	—	0.5	0.6	—
Industrial Conglomerates	—	—	0.1	1.0	—
Insurance	1.8	3.0	2.4	3.6	2.7
Interactive Media & Services	9.6	10.4	5.0	—	8.0
Internet & Direct Marketing Retail	6.5	9.3	6.8	—	5.8
IT Services	1.4	3.4	2.3	1.2	2.6
Life Sciences Tools & Services	0.5	1.0	0.4	—	—
Machinery	4.4	1.8	1.3	0.7	2.2
Marine	—	—	0.7	—	—
Media	—	—	0.2	—	—
Metals & Mining	2.1	4.6	3.6	5.3	3.6
Multiline Retail	1.3	1.1	—	—	1.5
Oil, Gas & Consumable Fuels	1.3	4.2	3.5	7.8	4.7
Paper & Forest Products	0.9	1.2	—	0.7	1.5
Personal Products	—	1.2	0.3	3.3	2.7
Pharmaceuticals	—	—	2.5	—	1.0
Real Estate Management & Development	—	—	0.9	1.3	1.4
Road & Rail	1.7	0.6	—	—	—
Semiconductors & Semiconductor Equipment	13.9	13.6	7.0	9.7	9.8

Software	0.8	—	—	—	—
Specialty Retail	1.0	0.8	1.0	0.9	—
Technology Hardware, Storage & Peripherals	6.2	8.2	4.9	6.5	3.8
Textiles, Apparel & Luxury Goods	1.1	1.4	1.0	—	1.3
Tobacco	—	—	0.2	1.2	1.0
Transportation Infrastructure	0.7	0.9	0.5	1.4	—
Wireless Telecommunication Services	—	—	0.9	4.1	2.2
Subtotal	96.9	98.9	72.4	93.9	98.2
Exchange-Traded Funds	—	—	—	5.0	—
Short-Term Investments	2.7	—	0.9	1.0	1.7
Total Investments	99.6%	98.9%	73.3%	99.9%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.0%	—%	—%	—%
Air Freight & Logistics	—	—	—	0.9	2.3
Auto Components	—	—	—	—	1.6
Automobiles	—	—	—	1.8	3.8
Banks	—	2.4	—	3.7	6.9
Beverages	2.9	6.8	—	2.3	1.1
Biotechnology	—	—	—	1.9	0.9
Building Products	—	0.8	—	—	3.5
Capital Markets	—	6.3	—	8.6	2.8
Chemicals	—	0.8	—	2.6	3.7
Commercial Services & Suppliers	1.8	—	—	—	0.7
Communications Equipment	2.9	1.7	—	—	0.7
Construction & Engineering	6.6	—	11.9	—	0.4
Construction Materials	—	—	—	—	1.3
Consumer Finance	—	—	—	1.9	0.2
Diversified Consumer Services	6.4	—	—	—	—
Diversified Financial Services	—	—	—	—	0.6
Diversified Telecommunication Services	—	—	—	—	1.3
Electric Utilities	2.0	—	10.4	3.5	2.6
Electrical Equipment	—	3.4	—	3.5	1.8
Electronic Equipment, Instruments & Components	—	1.5	—	1.5	1.0
Entertainment	—	1.9	—	4.0	1.8
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.1
Food & Staples Retailing	—	—	—	—	1.4
Food Products	—	—	—	—	1.5
Gas Utilities	3.1	1.6	12.7	—	0.3
Health Care Equipment & Supplies	4.0	1.1	—	3.3	2.4
Health Care Providers & Services	21.0	1.5	—	1.5	—
Hotels, Restaurants & Leisure	3.5	2.8	—	1.0	1.9
Household Durables	—	—	—	—	2.3
Household Products	—	1.5	—	—	0.5
Independent Power & Renewable Electricity Producers	—	—	—	—	0.6
Industrial Conglomerates	—	0.9	—	—	0.8
Insurance	—	5.3	—	4.2	7.1
Interactive Media & Services	—	5.6	—	6.1	—
Internet & Direct Marketing Retail	—	2.0	—	3.0	0.1
IT Services	2.0	4.2	—	5.2	0.5
Leisure Products	—	2.0	—	—	0.7
Life Sciences Tools & Services	—	5.6	—	5.2	0.8
Machinery	—	2.0	—	—	2.9
Marine	—	—	—	—	0.7
Media	8.4	—	3.7	2.9	0.6
Metals & Mining	—	1.0	—	1.4	3.9
Multiline Retail	—	2.8	—	2.5	—
Multi-Utilities	5.0	—	18.7	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	3.0
Personal Products	—	3.2	—	—	3.1
Pharmaceuticals	—	5.1	—	2.5	8.2
Professional Services	9.1	5.5	—	6.2	0.5

Real Estate Management & Development	—	—	—	—	1.8
Road & Rail	—	1.1	7.7	—	—
Semiconductors & Semiconductor Equipment	—	5.6	—	5.8	4.3
Software	1.8	6.5	—	9.9	1.5
Specialty Retail	—	2.6	—	—	2.5
Technology Hardware, Storage & Peripherals	—	—	—	—	0.5
Textiles, Apparel & Luxury Goods	4.7	1.2	—	—	0.3
Tobacco	—	—	—	—	2.5
Trading Companies & Distributors	—	—	—	1.4	0.1
Transportation Infrastructure	3.7	—	13.5	—	—
Water Utilities	2.7	—	11.9	—	—
Wireless Telecommunication Services	—	—	—	—	2.8
Subtotal	91.6	97.3	90.5	98.3	100.2
Short-Term Investments	6.4	1.9	7.9	2.1	0.8
Total Investments	98.0%	99.2%	98.4%	100.4%	101.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio
Common & Preferred Stocks
Aerospace & Defense	3.3%	1.9%	1.7%	1.9%	—%
Airlines	—	1.1	1.1	—	—
Auto Components	—	1.0	0.6	5.2	—
Automobiles	4.4	3.7	4.3	3.7	—
Banks	2.6	7.7	8.3	12.3	7.7
Beverages	8.0	3.4	2.2	10.4	4.8
Biotechnology	—	—	—	—	2.5
Building Products	—	—	—	—	2.7
Capital Markets	—	2.2	—	3.0	5.4
Chemicals	—	5.0	4.2	6.5	—
Diversified Telecommunication Services	—	1.3	1.8	—	—
Electric Utilities	—	2.6	1.9	—	—
Electrical Equipment	3.3	4.2	4.2	—	1.9
Electronic Equipment, Instruments & Components	5.5	3.5	3.0	4.1	2.3
Entertainment	—	5.5	3.5	4.1	3.2
Food & Staples Retailing	—	2.1	1.2	3.5	2.0
Food Products	—	0.6	—	—	—
Gas Utilities	—	1.0	1.7	—	—
Health Care Equipment & Supplies	2.4	2.9	2.0	—	3.6
Hotels, Restaurants & Leisure	—	—	1.2	6.3	—
Household Durables	—	—	—	2.7	—
Household Products	—	—	—	—	1.2
Independent Power & Renewable Electricity Producers	2.6	0.6	1.0	—	—
Industrial Conglomerates	—	—	—	3.7	—
Insurance	6.7	5.2	7.5	3.5	9.0
Interactive Media & Services	7.3	2.0	4.0	—	6.5
Internet & Direct Marketing Retail	—	—	0.8	—	3.9
IT Services	4.0	2.2	2.6	—	—
Leisure Products	—	0.9	1.1	2.3	3.4
Life Sciences Tools & Services	—	—	0.8	—	—
Machinery	—	4.2	5.0	5.5	—
Media	—	1.9	—	—	—
Metals & Mining	4.8	2.3	1.4	2.1	—
Multiline Retail	7.9	1.0	2.5	2.3	1.9
Multi-Utilities	5.3	2.5	2.1	3.0	—
Oil, Gas & Consumable Fuels	3.6	4.1	5.9	3.1	—
Personal Products	—	1.6	2.5	—	4.9
Pharmaceuticals	4.8	6.2	5.2	3.1	1.6
Professional Services	4.0	3.9	3.5	—	8.3
Real Estate Management & Development	5.6	3.4	1.8	—	—
Road & Rail	—	1.2	1.1	—	—
Semiconductors & Semiconductor Equipment	—	1.3	—	3.7	8.4
Software	—	—	—	—	4.3
Specialty Retail	—	—	1.9	—	2.7
Technology Hardware, Storage & Peripherals	5.7	1.9	3.3	—	—
Textiles, Apparel & Luxury Goods	—	—	—	2.9	3.0
Trading Companies & Distributors	4.4	1.5	1.2	—	3.1
Transportation Infrastructure	—	0.2	—	—	—

Water Utilities	—	—	0.6	—	—
Subtotal	96.2	97.8	98.7	98.9	98.3
Short-Term Investments	3.4	0.9	2.3	4.7	2.1
Total Investments	99.6%	98.7%	101.0%	103.6%	100.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
Common & Preferred Stocks and Corporate & Quasi Government
Aerospace & Defense	—%	4.1%	2.0%	—%	—%
Air Freight & Logistics	1.1	0.6	—	—	—
Airlines	1.1	1.3	—	—	—
Auto Components	0.9	—	0.3	—	—
Automobiles	—	5.3	—	—	2.6
Banks	3.9	6.7	2.4	1.4	5.7
Beverages	3.4	7.2	0.9	—	1.7
Biotechnology	—	1.4	1.7	—	—
Building Products	3.5	0.9	—	—	—
Capital Markets	8.5	4.1	2.5	—	3.8
Chemicals	4.2	2.0	0.7	—	—
Commercial Services & Suppliers	3.3	—	1.8	—	—
Communications Equipment	—	—	1.3	—	—
Construction & Engineering	1.7	—	1.4	—	—
Construction Materials	—	—	0.5	—	—
Consumer Finance	—	—	—	—	1.5
Containers & Packaging	—	—	1.3	—	1.0
Diversified Consumer Services	—	—	1.1	—	0.6
Diversified Financial Services	1.2	—	0.6	0.2	—
Diversified Telecommunication Services	1.0	—	4.8	—	2.2
Electric Utilities	—	3.0	3.8	—	—
Electrical Equipment	0.9	4.8	—	—	1.1
Electronic Equipment, Instruments & Components	0.7	1.0	0.8	—	0.1
Entertainment	1.1	5.8	0.7	—	—
Equity Real Estate Investment Trusts (REITs)	2.8	—	5.3	—	1.1
Food & Staples Retailing	1.0	1.5	6.5	—	1.5
Food Products	1.0	0.9	4.7	—	—
Gas Utilities	1.2	—	2.7	—	—
Health Care Equipment & Supplies	1.8	2.5	2.6	—	—
Health Care Providers & Services	0.9	—	2.9	—	—
Health Care Technology	0.9	—	—	—	—
Hotels, Restaurants & Leisure	1.2	2.9	2.0	—	2.0
Household Durables	2.4	—	—	—	—
Household Products	—	—	5.3	—	1.2
Independent Power & Renewable Electricity Producers	1.2	0.7	0.6	—	—
Industrial Conglomerates	—	—	0.7	—	—
Insurance	1.1	6.6	3.1	—	—
Interactive Media & Services	3.1	0.7	—	—	1.1
Internet & Direct Marketing Retail	—	1.4	—	—	0.5
IT Services	3.0	2.1	2.9	—	—
Leisure Products	1.2	0.8	0.5	—	—
Life Sciences Tools & Services	—	—	1.9	—	—
Machinery	5.1	4.4	1.3	—	1.1
Marine	—	—	0.7	—	—
Media	0.6	2.0	1.6	—	—
Metals & Mining	2.1	2.9	0.9	—	—
Multiline Retail	1.4	0.7	2.4	—	—
Multi-Utilities	—	2.3	1.7	—	—
Oil, Gas & Consumable Fuels	0.7	1.5	—	4.5	—

Pharmaceuticals	3.6	2.8	6.8	—	1.7
Professional Services	2.8	4.7	1.5	—	—
Real Estate Management & Development	6.9	2.4	2.1	—	—
Road & Rail	—	—	0.5	—	—
Semiconductors & Semiconductor Equipment	2.5	1.2	0.7	—	—
Software	5.9	—	1.8	—	2.0
Specialty Retail	3.1	2.0	2.4	—	1.1
Technology Hardware, Storage & Peripherals	—	—	0.3	—	2.0
Thrifts & Mortgage Finance	—	1.2	—	—	—
Tobacco	—	—	1.1	—	—
Trading Companies & Distributors	2.3	—	0.5	—	0.6
Transportation Infrastructure	—	—	—	1.9	—
Water Utilities	1.4	—	0.3	—	—
Wireless Telecommunication Services	—	—	1.2	—	1.0
Subtotal	97.7	96.4	98.1	8.0	37.2
Foreign Government Obligations	—	—	—	77.7	46.6
Supranationals	—	—	—	0.1	8.8
Municipal Bonds	—	—	—	—	1.0
US Treasury Securities	—	—	—	—	2.1
Short-Term Investments	1.8	3.3	2.0	13.6	6.2
Total Investments	99.5%	99.7%	100.1%	99.4%	101.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.7%	—%
Air Freight & Logistics	0.4	—
Auto Components	0.5	—
Automobiles	2.0	—
Banks	4.6	—
Beverages	2.3	—
Biotechnology	0.2	—
Building Products	0.4	—
Capital Markets	3.6	—
Chemicals	0.8	—
Commercial Services & Suppliers	0.1	—
Communications Equipment	1.1	—
Construction & Engineering	0.2	4.3
Construction Materials	0.4	0.3
Consumer Finance	0.2	—
Containers & Packaging	0.6	—
Diversified Consumer Services	0.3	—
Diversified Financial Services	0.1	—
Diversified Telecommunication Services	2.1	—
Electric Utilities	0.7	3.3
Electrical Equipment	1.2	—
Electronic Equipment, Instruments & Components	0.8	—
Entertainment	1.0	—
Equity Real Estate Investment Trusts (REITs)	1.3	20.9
Food & Staples Retailing	1.5	—
Food Products	0.3	0.6
Gas Utilities	0.3	3.1
Health Care Equipment & Supplies	0.8	—
Health Care Providers & Services	2.1	—
Hotels, Restaurants & Leisure	1.8	0.9
Household Durables	0.3	0.1
Household Products	1.4	—
Independent Power & Renewable Electricity Producers	0.3	—
Industrial Conglomerates	0.5	—
Insurance	2.4	—
Interactive Media & Services	2.2	—
Internet & Direct Marketing Retail	1.4	—
IT Services	2.1	—
Leisure Products	0.6	—
Life Sciences Tools & Services	1.5	—
Machinery	1.8	—
Marine	0.1	—
Media	0.5	1.1
Metals & Mining	0.6	0.6
Multiline Retail	0.8	—
Multi-Utilities	0.2	5.5
Oil, Gas & Consumable Fuels	1.6	—
Personal Products	0.5	—
Pharmaceuticals	4.2	—
Professional Services	1.1	—

Real Estate Management & Development	0.5	8.4
Road & Rail	0.6	1.5
Semiconductors & Semiconductor Equipment	2.8	—
Software	5.0	—
Specialty Retail	1.8	—
Technology Hardware, Storage & Peripherals	2.6	—
Textiles, Apparel & Luxury Goods	0.3	—
Thrifts & Mortgage Finance	0.1	—
Tobacco	0.3	—
Trading Companies & Distributors	0.3	—
Transportation Infrastructure	—	4.7
Water Utilities	—	3.3
Wireless Telecommunication Services	0.6	—
Subtotal	71.4	58.6
Exchange Traded Funds	5.1	5.2
Foreign Government Obligations	18.7	—
Supranational Bonds	2.6	—
US Municipal Bonds	1.2	—
US Treasury Securities	0.6	—
Short-Term Investments	0.4	31.5
Total Investments	100.0%	95.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	2.9%	-1.0%
Air Freight & Logistics	4.7	-2.1
Airlines	4.4	-2.9
Auto Components	1.8	-0.8
Automobiles	3.7	-1.5
Banks	2.1	-0.1
Biotechnology	15.7	-4.5
Capital Markets	0.3	—
Chemicals	0.7	-0.2
Consumer Finance	8.5	-3.0
Diversified Consumer Services	0.9	-0.3
Diversified Financial Services	3.6	-0.5
Diversified Telecommunication Services	0.3	-0.2
Electronic Equipment, Instruments & Components	3.4	-1.0
Energy Equipment & Services	1.9	-0.9
Entertainment	6.9	-5.3
Equity Real Estate Investment Trusts (REITs)	5.0	-4.4
Food & Staples Retailing	2.1	-0.6
Food Products	1.1	-0.4
Gas Utilities	0.1	—
Health Care Equipment & Supplies	10.6	-5.9
Health Care Providers & Services	2.4	-1.5
Health Care Technology	1.5	-0.9
Hotels, Restaurants & Leisure	7.0	-2.8
Interactive Media & Services	1.5	-0.3
Internet & Direct Marketing Retail	5.9	-2.8
IT Services	6.1	-2.0
Leisure Product	1.5	-0.3
Machinery	1.3	-0.5
Marine	—	-0.4
Media	14.3	-2.4
Metals & Mining	2.4	-0.6
Mortgage Real Estate Investment Trusts (REITs)	8.2	-1.8
Oil, Gas & Consumable Fuels	2.7	-0.7
Personal Products	1.5	-0.3
Pharmaceuticals	12.9	-5.2
Real Estate Management & Development	2.3	-0.3
Road & Rail	1.0	-0.1
Semiconductors & Semiconductor Equipment	6.6	-4.3
Software	31.5	-14.7
Specialty Retail	2.2	-1.2
Technology Hardware, Storage & Peripherals	1.0	-0.3
Tobacco	1.8	-1.0
Subtotal	196.3	-80.0
US Treasury Securities	—	-40.2
Short-Term Investments	18.9	—
Total Investments	215.2%	-120.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 21, 2021